UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2005

1.799882.101

VIPAM-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	19,900	$ 452,842
Bridgestone Corp.	29,000	533,075
Michelin SA (Compagnie Generale des Etablissements) Series B	20,100	1,320,969
NOK Corp.	10,200	243,050
Stanley Electric Co. Ltd.	26,000	393,789
Sumitomo Rubber Industries Ltd.	38,000	366,090
		3,309,815
Automobiles - 0.2%
Honda Motor Co. Ltd.	6,800	340,544
Hyundai Motor Co.	11,430	617,838
Kia Motors Corp.	24,170	332,560
Renault SA	14,300	1,277,156
Toyota Motor Corp.	39,800	1,480,162
		4,048,260
Hotels, Restaurants & Leisure - 0.2%
China Travel International Investment HK Ltd.	534,000	164,319
H.I.S. Co. Ltd.	14,100	322,830
McDonald's Corp.	173,200	5,393,448
William Hill PLC	52,000	541,451
		6,422,048
Household Durables - 0.2%
Barratt Developments PLC	29,200	363,917
Casio Computer Co. Ltd.	17,000	224,341
Chitaly Holdings Ltd.	122,000	111,059
George Wimpey PLC	77,800	646,899
HTL International Holdings Ltd.	355,000	251,575
Koninklijke Philips Electronics NV (NY Shares)	53,200	1,464,064
LG Electronics, Inc.	3,380	226,219
Merry Electronics Co. Ltd.	109,322	267,875
Sony Corp.	13,400	536,268
Sumitomo Forestry Co. Ltd.	36,000	355,216
Techtronic Industries Co. Ltd.	277,000	612,639
Tsann Kuen Enterprise Co. Ltd.	204,000	275,833
Wilson Bowden PLC	20,500	450,545
		5,786,450
Leisure Equipment & Products - 0.1%
Aruze Corp.	7,500	204,593
Asia Optical Co., Inc.	23,000	147,464
Core Logic, Inc.	4,500	145,946
Fuji Photo Film Co. Ltd.	5,100	186,558
Li Ning Co. Ltd.	272,000	128,163
Mars Engineering Corp.	6,200	200,065
Sankyo Co. Ltd. (Gunma)	3,400	164,570
Sega Sammy Holdings, Inc. (a)	7,100	431,728
		1,609,087
Media - 2.4%
Beijing Media Corp. Ltd. (H Shares)	32,000	82,057

	Shares	Value
Clear Channel Communications, Inc.	1,464,568	$ 50,483,659
Cyber Agent Ltd.	33	115,719
ITV PLC	420,671	1,013,578
Lagardere S.C.A. (Reg.)	12,400	938,692
Macquarie Communications Infrastructure Group unit	74,400	324,623
Maiden Group PLC	31,600	143,319
Modern Times Group AB (MTG) (B Shares) (a)	10,850	328,342
News Corp.:
Class A	497,100	8,410,932
Class B unit	57	1,004
Television Broadcasts Ltd.	44,000	221,708
Univision Communications, Inc. Class A (a)	6,900	191,061
Yedang Entertainment Co. Ltd. (a)	23,766	233,572
		62,488,266
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	4,300	252,245
Next PLC	20,800	625,764
Ryohin Keikaku Co. Ltd.	4,700	232,315
		1,110,324
Specialty Retail - 2.6%
Esprit Holdings Ltd.	125,000	853,426
Hikari Tsushin, Inc.	6,600	446,258
Home Depot, Inc.	1,689,500	64,606,480
Nishimatsuya Chain Co. Ltd.	6,000	170,669
Pertama Holdings Ltd.	568,000	94,609
Ross Stores, Inc.	28,000	815,920
TJX Companies, Inc.	107,600	2,650,188
USS Co. Ltd.	4,070	315,048
		69,952,598
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	3,100	491,929
Billabong International Ltd.	29,500	302,992
Bulgari Spa	32,100	381,560
Compagnie Financiere Richemont unit	22,701	712,460
I.T Ltd.	230,000	63,402
Ted Baker PLC	90,600	870,610
		2,822,953
TOTAL CONSUMER DISCRETIONARY		157,549,801
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Asahi Breweries Ltd.	17,800	230,582
C&C Group PLC	112,300	454,175
Fosters Group Ltd.	15,000	59,425
PepsiCo, Inc.	119,300	6,326,479
Pernod-Ricard	4,900	684,070
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Takara Holdings, Inc.	41,000	$ 287,162
Yantai Changyu Pioneer Wine Co. (B Shares)	106,600	147,610
		8,189,503
Food & Staples Retailing - 2.4%
CVS Corp.	678,000	35,676,360
Safeway, Inc. (a)	572,100	10,601,013
Wal-Mart Stores, Inc.	335,000	16,786,850
Wumart Stores, Inc. (H Shares)	26,000	43,336
		63,107,559
Food Products - 0.1%
Binggrea Co. Ltd. (a)	3,150	117,022
Global Bio-Chem Technology Group Co. Ltd.	522,000	327,946
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	25,250	842
People's Food Holdings Ltd.	558,000	408,952
Petra Foods Ltd.	318,000	184,906
Pulmuone Co. Ltd.	1,200	44,639
		1,084,307
Household Products - 0.1%
Colgate-Palmolive Co.	58,800	3,067,596
Procter & Gamble Co.	11,700	620,100
		3,687,696
Personal Products - 0.5%
Alberto-Culver Co.	287,650	13,766,929
Hengan International Group Co. Ltd.	58,000	34,393
		13,801,322
Tobacco - 0.8%
Altria Group, Inc.	314,900	20,591,311
TOTAL CONSUMER STAPLES		110,461,698
ENERGY - 2.5%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	239,200	11,936,080
ENSCO International, Inc.	142,600	5,370,316
Expro International Group PLC	34,500	282,626
GlobalSantaFe Corp.	241,100	8,930,344
Ocean RIG ASA (a)	112,500	674,588
Petroleum Geo-Services ASA (a)	11,400	751,041
Transocean, Inc. (a)	166,200	8,552,652
		36,497,647
Oil & Gas - 1.1%
BG Group PLC	97,200	755,399
BP PLC sponsored ADR	20,000	1,248,000
China Petroleum & Chemical Corp. (H Shares)	572,000	233,204
ConocoPhillips	116,100	12,520,224

	Shares	Value
Cosmo Oil Co. Ltd.	33,000	$ 106,794
ENI Spa	76,700	1,996,654
ENI Spa sponsored ADR	4,600	598,736
Exxon Mobil Corp.	50,700	3,021,720
GS Holdings Corp. (a)	4,440	109,745
Nippon Mining Holdings, Inc.	51,500	282,896
PetroChina Co. Ltd. (H Shares)	374,000	236,443
Royal Dutch Petroleum Co. (Hague Registry)	20,900	1,254,836
Shell Transport & Trading Co. PLC ADR	11,100	603,396
Statoil ASA	76,100	1,296,913
Total SA sponsored ADR	37,600	4,407,848
		28,672,808
TOTAL ENERGY		65,170,455
FINANCIALS - 11.9%
Capital Markets - 1.9%
Banca Fideuram Spa	82,100	419,729
Credit Suisse Group (Reg.)	26,442	1,131,718
DAB Bank AG	67,500	504,857
Goldman Sachs Group, Inc.	110,600	12,164,894
JAFCO Co. Ltd.	4,100	257,337
Lehman Brothers Holdings, Inc.	44,100	4,152,456
Macquarie Bank Ltd.	10,200	378,330
Merrill Lynch & Co., Inc.	255,600	14,466,960
Mitsubishi Securities Co. Ltd.	9,000	83,684
Monex Beans Holdings, Inc. (a)	165	220,051
Morgan Stanley	237,900	13,619,775
Nikko Cordial Corp.	27,000	134,969
Northern Trust Corp.	29,679	1,289,256
UBS AG (NY Shares)	7,800	658,320
		49,482,336
Commercial Banks - 2.1%
Banca Intesa Spa	196,020	996,034
Banco Bilbao Vizcaya Argentaria SA	63,500	1,033,145
Banco Santander Central Hispano SA	42,000	510,720
Bank of America Corp.	406,910	17,944,731
BNP Paribas SA	16,600	1,175,945
Chinatrust Financial Holding Co.	194,967	219,992
Hokuhoku Financial Group, Inc.	58,000	175,799
Jeonbuk Bank	690	2,996
Kookmin Bank	9,390	418,513
Mitsui Trust Holdings, Inc.	45,000	447,377
Mizuho Financial Group, Inc.	78	368,813
Nishi-Nippon City Bank Ltd.	40,000	171,229
North Fork Bancorp, Inc., New York	74,439	2,064,938
Shinhan Financial Group Co. Ltd.	12,460	333,083
Standard Chartered PLC	71,800	1,291,712
Sumitomo Mitsui Financial Group, Inc.	96	649,998
Synovus Financial Corp.	98,900	2,755,354
Tokyo Tomin Bank Ltd.	2,100	56,209
Wachovia Corp.	240,974	12,267,975
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	200,400	$ 11,983,920
Woori Finance Holdings Co. Ltd.	11,260	110,663
		54,979,146
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	4,900	176,395
MBNA Corp.	150,200	3,687,410
Nippon Shinpan Co. Ltd. (a)	80,000	365,586
Nissin Co. Ltd.	148,440	346,095
ORIX Corp.	4,200	535,453
SFCG Co. Ltd.	1,690	411,369
		5,522,308
Diversified Financial Services - 1.1%
Citigroup, Inc.	463,400	20,825,196
Deutsche Boerse AG	6,794	510,790
Fortis	16,400	467,262
Gemina Spa	259,600	397,078
ING Groep NV (Certificaten Van Aandelen)	36,000	1,088,280
J.P. Morgan Chase & Co.	148,128	5,125,229
OMX AB (a)	40,800	481,758
		28,895,593
Insurance - 4.6%
ACE Ltd.	143,500	5,922,245
Aegon NV	27,600	372,433
AFLAC, Inc.	30,200	1,125,252
Allianz AG (Reg.)	16,800	2,136,960
AMBAC Financial Group, Inc.	90,500	6,764,875
American International Group, Inc.	1,076,800	59,665,488
Amlin PLC	362,300	1,177,609
AMP Ltd.	36,300	198,471
AXA SA	22,400	597,632
Baloise Holdings AG (Reg.)	8,259	396,918
Chaucer Holdings PLC	744,000	745,166
Hartford Financial Services Group, Inc.	290,400	19,909,824
MBIA, Inc.	101,900	5,327,332
MetLife, Inc.	183,600	7,178,760
Millea Holdings, Inc.	33	480,112
PartnerRe Ltd.	39,300	2,538,780
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	125,000	197,931
Promina Group Ltd.	61,037	232,851
Prudential Financial, Inc.	68,500	3,931,900
Prudential PLC	54,700	523,049
QBE Insurance Group Ltd.	30,034	345,355
Skandia Foersaekrings AB	175,800	892,474
Swiss Life Holding (a)	4,534	681,360
T&D Holdings, Inc.	6,400	325,297
		121,668,074

	Shares	Value
Real Estate - 0.0%
CapitaLand Ltd.	297,000	$ 422,744
China Overseas Land & Investment Ltd.	488,000	108,244
Henderson Land Development Co. Ltd.	36,000	160,165
Shun Tak Holdings Ltd.	344,000	324,177
Wharf Holdings Ltd.	65,000	205,431
		1,220,761
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	699,600	38,093,220
MGIC Investment Corp.	121,300	7,480,571
New York Community Bancorp, Inc.	148,500	2,696,760
Washington Mutual, Inc.	122,300	4,830,850
		53,101,401
TOTAL FINANCIALS		314,869,619
HEALTH CARE - 8.3%
Biotechnology - 0.1%
Actelion Ltd. (Reg.) (a)	6,741	681,734
CSL Ltd.	16,673	440,092
		1,121,826
Health Care Equipment & Supplies - 0.2%
Axis Shield PLC (a)	83,100	396,522
Baxter International, Inc.	57,400	1,950,452
Cochlear Ltd.	3,500	88,654
Coloplast AS Series B	9,800	509,777
Fujirebio, Inc.	10,000	157,146
Medtronic, Inc.	38,700	1,971,765
Phonak Holding AG	23,141	796,865
Pihsiang Machinery Manufacturing Co.	24,000	56,827
ResMed, Inc. CHESS Depositary Interests (a)	22,900	128,213
Terumo Corp.	4,800	144,593
		6,200,814
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	1,244,900	69,465,415
DCA Group Ltd.	88,215	228,897
Henry Schein, Inc. (a)	1,514	54,262
Service Corp. International (SCI)	99,729	745,973
Sonic Healthcare Ltd.	24,400	227,057
UnitedHealth Group, Inc.	15,800	1,507,004
		72,228,608
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	25,800	1,019,874
Chugai Pharmaceutical Co. Ltd.	13,600	208,899
GlaxoSmithKline PLC	39,100	897,736
GlaxoSmithKline PLC sponsored ADR	16,900	776,048
Johnson & Johnson	379,900	25,514,084
Novartis AG (Reg.)	36,818	1,722,346
Novo Nordisk AS Series B	21,300	1,185,804
Pfizer, Inc.	2,020,700	53,083,789
Sanofi-Aventis sponsored ADR	16,800	711,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	353,300	$ 6,412,395
Tong Ren Tang Technologies Co. Ltd. (H Shares)	65,000	135,426
Wyeth	1,147,300	48,393,114
Yamanouchi Pharmaceutical Co. Ltd.	13,300	450,259
		140,511,086
TOTAL HEALTH CARE		220,062,334
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.6%
BAE Systems PLC	127,900	627,209
Lockheed Martin Corp.	78,100	4,768,786
Northrop Grumman Corp.	59,000	3,184,820
United Technologies Corp.	64,800	6,587,568
		15,168,383
Air Freight & Logistics - 0.1%
Ryder System, Inc.	16,100	671,370
Yamato Transport Co. Ltd.	34,000	486,416
		1,157,786
Building Products - 0.0%
Daikin Industries Ltd.	5,800	146,048
Commercial Services & Supplies - 0.3%
ABC Learning Centres Ltd.	61,700	265,398
Accord Customer Care Solutions Ltd. (a)	712,000	118,595
Aramark Corp. Class B	68,100	1,789,668
ChoicePoint, Inc. (a)	91,233	3,659,356
Citiraya Industries Ltd.	181,000	118,401
Downer EDI Ltd.	96,900	389,870
Fullcast Co. Ltd.	72	166,528
INSUN ENT Co. Ltd.	5,700	108,958
Raffles Education Corp. Ltd.	132,000	53,168
Riso Kyoiku Co. Ltd.	309	37,463
Riso Kyoiku Co. Ltd. New	1,236	149,853
S1 Corp.	3,210	128,715
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	500	360,232
		7,346,205
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	17,100	850,505
Chiyoda Corp. (a)	19,000	197,930
Commuture Corp.	15,000	127,302
Paul Y-ITC Construction Holdings Ltd.	1,674,000	536,576
United Group Ltd.	52,382	298,536
		2,010,849
Electrical Equipment - 0.1%
ABB Ltd. (Reg.) (a)	181,368	1,126,302
BYD Co. Ltd. (H Shares)	31,500	92,689
Kumho Electric Co. Ltd.	5,161	218,106

	Shares	Value
Seoul Semiconductor Co. Ltd.	7,528	$ 181,264
Sumitomo Electric Industries Ltd.	17,000	180,900
		1,799,261
Industrial Conglomerates - 2.6%
General Electric Co.	1,326,200	47,822,772
Hutchison Whampoa Ltd.	34,000	288,802
Hutchison Whampoa Ltd. ADR	4,600	194,580
Keppel Corp. Ltd.	51,000	336,705
LG Corp.	7,809	187,263
Tyco International Ltd.	622,400	21,037,120
		69,867,242
Machinery - 0.5%
Bradken Ltd.	100,666	194,348
Hyflux Ltd.	64,000	112,417
Hyundai Heavy Industries Co. Ltd.	4,190	209,603
Hyundai Mipo Dockyard Co. Ltd. (a)	4,380	245,366
Ingersoll-Rand Co. Ltd. Class A	131,300	10,458,045
Koyo Seiko Co. Ltd.	15,000	202,984
MAN AG	16,500	737,890
Metso Corp.	45,600	816,886
Nittoku Engineering Co. Ltd.	13,500	138,494
SFA Engineering Corp.	20,100	462,251
Taewoong Co. Ltd. (a)	6,600	50,400
TSM Tech Co. Ltd.	17,700	164,736
Vallourec SA	1,400	295,986
Weichai Power Co. Ltd. (H Shares)	27,000	92,083
		14,181,489
Marine - 0.0%
Alexander & Baldwin, Inc.	19,063	785,396
Hanjin Shipping Co. Ltd.	4,470	129,597
		914,993
Road & Rail - 0.1%
ComfortDelgro Corp. Ltd.	212,000	214,440
CSX Corp.	42,700	1,778,455
East Japan Railway Co.	103	553,304
Hamakyorex Co. Ltd.	7,400	282,956
Keio Electric Railway Co. Ltd.	37,000	219,464
		3,048,619
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	19,100	247,423
Mitsui & Co. Ltd.	31,000	285,931
		533,354
Transportation Infrastructure - 0.0%
ConnectEast Group	484,416	250,640
Kamigumi Co. Ltd.	22,000	183,838
Macquarie Airports unit	93,739	236,715
Macquarie Infrastructure Group unit	117,858	327,657
		998,850
TOTAL INDUSTRIALS		117,173,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	1,472,300	$ 26,339,447
Comverse Technology, Inc. (a)	130,700	3,296,254
Enterasys Networks, Inc. (a)	11,154	15,616
Motorola, Inc.	656,700	9,830,799
Nokia Corp. sponsored ADR	39,500	609,485
QUALCOMM, Inc.	58,400	2,140,360
Tandberg ASA	68,300	714,018
TANDBERG Television ASA (a)	253,000	3,173,878
		46,119,857
Computers & Peripherals - 1.1%
Acer, Inc.	93,000	146,115
Dell, Inc. (a)	471,900	18,130,398
Diebold, Inc.	41,200	2,259,820
Fujitsu Ltd.	49,000	294,297
Hanny Holdings Ltd.	104,000	49,337
Hewlett-Packard Co.	366,200	8,034,428
High Tech Computer Corp.	23,000	166,444
NEC Corp.	28,000	169,214
		29,250,053
Electronic Equipment & Instruments - 0.4%
Ace Digitech Co. Ltd. (a)	13,481	158,990
Flextronics International Ltd. (a)	226,100	2,722,244
Geomatec Co. Ltd.	3,400	62,816
Hon Hai Precision Industries Co. Ltd.	31,049	137,969
Hoya Corp.	4,900	539,240
Jabil Circuit, Inc. (a)	84,700	2,415,644
Jahwa Electronics Co. Ltd.	13,110	128,330
Kingboard Chemical Holdings Ltd.	91,000	271,853
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	6,000	4,885
Nidec Corp.	1,700	211,658
Nippon Chemi-con Corp.	49,000	267,335
Nippon Electric Glass Co. Ltd.	60,000	864,537
Optimax Technology Corp.	51,000	143,420
Phoenix PDE Co. Ltd.	3,000	208,157
Solectron Corp. (a)	817,100	2,835,337
Yageo Corp. (a)	478,000	171,440
		11,143,855
Internet Software & Services - 0.0%
Easynet Group PLC (a)	146,200	226,551
Edubox, Inc. (a)	137,300	91,758
Softbank Corp.	7,700	317,407
Telewave, Inc.	11	35,701
Telewave, Inc. New	33	100,947
Tencent Holdings Ltd.	164,000	118,803
		891,167
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	75,100	3,998,324
Computershare Ltd.	56,200	243,477

	Shares	Value
First Data Corp.	113,800	$ 4,473,478
Net One Systems Co. Ltd.	27	69,247
TIS, Inc.	4,100	160,214
		8,944,740
Office Electronics - 0.0%
Canon, Inc.	6,100	326,960
Konica Minolta Holdings, Inc.	24,500	247,685
Ricoh Co. Ltd.	27,000	463,325
		1,037,970
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	21,500	777,010
Applied Materials, Inc.	453,200	7,364,500
ASM Pacific Technology Ltd.	29,500	127,086
Freescale Semiconductor, Inc. Class B (a)	60,165	1,037,846
Infineon Technologies AG sponsored ADR (a)	55,500	530,025
Intel Corp.	944,400	21,938,412
KLA-Tencor Corp.	59,000	2,714,590
Lam Research Corp. (a)	78,200	2,256,852
Linear Technology Corp.	21,100	808,341
Novellus Systems, Inc. (a)	49,300	1,317,789
Opto Technology Corp. (a)	464,000	82,179
Solomon Systech Ltd.	746,000	234,337
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	283,619	2,405,089
United Microelectronics Corp.	288,000	174,138
United Microelectronics Corp. sponsored ADR	523,231	1,763,288
Xilinx, Inc.	14,400	420,912
		43,952,394
Software - 3.0%
Autonomy Corp. PLC (a)	47,800	166,207
BEA Systems, Inc. (a)	380,300	3,030,991
F-Secure Oyj (a)	219,300	531,580
Hitachi Software Engineerng Co. Ltd.	7,600	142,821
Intelligent Wave, Inc.	102	234,964
Microsoft Corp.	2,433,692	58,822,336
NCsoft Corp. (a)	2,260	173,248
Oracle Corp. Japan	2,600	120,270
Springsoft, Inc.	103,000	224,595
Symantec Corp. (a)	345,300	7,365,249
VERITAS Software Corp. (a)	332,167	7,712,918
		78,525,179
TOTAL INFORMATION TECHNOLOGY		219,865,215
MATERIALS - 0.7%
Chemicals - 0.4%
Akzo Nobel NV sponsored ADR	12,600	579,348
BASF AG	18,000	1,269,900
Bayer AG	53,000	1,753,770
Ise Chemical Corp.	27,000	141,012
JSR Corp.	11,200	220,919
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kaneka Corp.	17,000	$ 187,717
Kemira GrowHow Oyj	109,200	1,026,241
Linde AG	16,500	1,133,571
Nitto Denko Corp.	10,100	529,373
Praxair, Inc.	71,500	3,421,990
Syngenta AG (Switzerland)	7,427	775,321
Teijin Ltd.	77,000	328,897
		11,368,059
Construction Materials - 0.0%
Sumitomo Osaka Cement Co. Ltd.	39,000	102,206
Containers & Packaging - 0.0%
Amcor Ltd.	21,500	118,880
Fuji Seal International, Inc.	6,960	242,764
		361,644
Metals & Mining - 0.2%
Alcan, Inc.	57,300	2,179,428
BHP Billiton Ltd.	80,800	1,130,392
Eramet SA (a)	2,200	222,437
Newcrest Mining Ltd.	30,400	408,724
Rautaruukki Oyj (K Shares)	33,400	449,400
		4,390,381
Paper & Forest Products - 0.1%
International Paper Co.	21,600	794,664
PaperlinX Ltd.	67,100	212,454
Yuen Foong Yu Paper Manufacturing Co.	154,000	72,586
		1,079,704
TOTAL MATERIALS		17,301,994
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
BellSouth Corp.	400,500	10,529,145
BT Group PLC	263,000	1,024,122
Completel Europe NV (a)	13,226	600,047
Fastweb (a)	46,600	2,282,714
Lightron Fiber-Optic Devices, Inc.	11,600	109,217
MCI, Inc.	144,300	3,595,956
Qwest Communications International, Inc. (a)	1,955,200	7,234,240
SBC Communications, Inc.	2,201,400	52,151,166
Telefonica SA sponsored ADR	7,600	394,972
Verizon Communications, Inc.	332,500	11,803,750
		89,725,329
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	282,250	357,449
Millicom International Cellular SA unit (a)	49,600	1,002,998
Nextel Communications, Inc. Class A (a)	150,100	4,265,842

	Shares	Value
Vodafone Group PLC	851,500	$ 2,261,584
Vodafone Group PLC sponsored ADR	28,100	746,336
		8,634,209
TOTAL TELECOMMUNICATION SERVICES		98,359,538
UTILITIES - 0.5%
Electric Utilities - 0.5%
E.ON AG	13,800	1,190,250
Entergy Corp.	49,400	3,490,604
FirstEnergy Corp.	85,100	3,569,945
PG&E Corp.	159,200	5,428,720
		13,679,519
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	109,000	214,522
TOTAL UTILITIES		13,894,041
TOTAL COMMON STOCKS (Cost $1,218,927,214)		1,334,707,774
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	328,020
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	1,910	1,386,469
Household Durables - 0.0%
LG Electronics, Inc.	2,930	111,441
TOTAL CONSUMER DISCRETIONARY		1,497,910
TOTAL PREFERRED STOCKS (Cost $1,579,493)		1,825,930
Corporate Bonds - 3.9%
	Principal Amount
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 660,000	584,100
Nonconvertible Bonds - 3.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	300,000	251,641
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
7.45% 7/16/31	$ 1,440,000	$ 1,302,602
General Motors Corp. 8.375% 7/15/33	3,890,000	3,328,797
		4,883,040
Media - 0.3%
AOL Time Warner, Inc.:
7.625% 4/15/31	500,000	587,383
7.7% 5/1/32	1,500,000	1,780,790
Cox Communications, Inc. 7.125% 10/1/12	820,000	894,287
Liberty Media Corp. 8.25% 2/1/30	1,805,000	1,830,326
News America, Inc. 6.2% 12/15/34 (e)	1,750,000	1,730,341
		6,823,127
TOTAL CONSUMER DISCRETIONARY		11,706,167
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	730,000	783,315
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (e)	1,365,000	1,504,084
Oil & Gas - 0.5%
Amerada Hess Corp.:
6.65% 8/15/11	180,000	192,763
7.125% 3/15/33	460,000	511,528
7.375% 10/1/09	405,000	444,097
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	940,000	1,012,443
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	548,456
Enterprise Products Operating LP 5.75% 3/1/35 (e)	700,000	631,110
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	400,000	389,183
5.8% 3/15/35	600,000	568,263
Nexen, Inc. 5.875% 3/10/35	1,140,000	1,090,387
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,839,250
7.875% 2/1/09 (h)	3,000,000	3,243,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	1,680,000	1,929,873

	Principal Amount	Value
Williams Companies, Inc.:
7.125% 9/1/11	$ 160,000	$ 167,000
7.5% 1/15/31	635,000	666,750
		14,234,103
TOTAL ENERGY		15,738,187
FINANCIALS - 1.5%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,409,729
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,710,000	1,664,535
Morgan Stanley:
4.75% 4/1/14	2,263,000	2,154,645
6.6% 4/1/12	1,750,000	1,910,256
		10,139,165
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	620,000	669,710
7.4% 1/15/11	1,165,000	1,313,356
Korea Development Bank 3.875% 3/2/09	2,000,000	1,928,088
Wachovia Bank NA 4.875% 2/1/15	580,000	564,207
Wachovia Corp. 4.875% 2/15/14	735,000	717,146
		5,192,507
Consumer Finance - 0.3%
Capital One Financial Corp. 4.8% 2/21/12	400,000	388,537
Ford Motor Credit Co. 7.875% 6/15/10	1,000,000	1,018,081
General Motors Acceptance Corp. 6.875% 9/15/11	1,240,000	1,122,003
Household Finance Corp. 4.125% 11/16/09	1,300,000	1,264,015
Household International, Inc. 8.875% 2/15/08	1,225,000	1,274,187
MBNA America Bank NA 6.625% 6/15/12	1,565,000	1,686,046
MBNA Corp. 7.5% 3/15/12	535,000	603,264
		7,356,133
Diversified Financial Services - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	390,000	411,622
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	300,000	311,981
7.45% 11/24/33 (e)	500,000	550,438
J.P. Morgan Chase & Co. 6.75% 2/1/11	4,605,000	5,041,646
		6,315,687
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)	$ 850,000	$ 913,038
Real Estate - 0.3%
EOP Operating LP 4.65% 10/1/10	3,340,000	3,264,850
Regency Centers LP 6.75% 1/15/12	1,990,000	2,160,724
Simon Property Group LP 5.625% 8/15/14	1,325,000	1,331,122
		6,756,696
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	1,630,000	1,543,238
Independence Community Bank Corp. 3.75% 4/1/14 (h)	630,000	596,035
Washington Mutual, Inc.:
4.375% 1/15/08	770,000	767,031
4.625% 4/1/14	1,255,000	1,185,590
		4,091,894
TOTAL FINANCIALS		40,765,120
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (e)	1,030,000	865,200
7.45% 5/1/34 (e)	420,000	342,300
		1,207,500
Airlines - 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	21,078	21,324
6.978% 10/1/12	279,765	283,123
Continental Airlines, Inc. pass thru trust certificates 7.373% 6/15/17	990,148	841,626
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	840,000	782,973
		1,929,046
TOTAL INDUSTRIALS		3,136,546
MATERIALS - 0.1%
Chemicals - 0.1%
Lubrizol Corp.:
4.625% 10/1/09	495,000	487,615
5.5% 10/1/14	230,000	230,335
6.5% 10/1/34	420,000	438,716
		1,156,666

	Principal Amount	Value
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (e)	$ 245,000	$ 247,803
TOTAL MATERIALS		1,404,469
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	500,000	594,117
Bellsouth Capital Funding Corp. 7.875% 2/15/30	765,000	944,844
BellSouth Corp. 5.2% 9/15/14	430,000	425,377
British Telecommunications PLC 8.875% 12/15/30	1,500,000	1,998,734
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,500,000	1,961,777
France Telecom SA:
8% 3/1/11 (d)	300,000	343,271
8.75% 3/1/31 (d)	2,000,000	2,632,304
SBC Communications, Inc.:
6.15% 9/15/34	1,000,000	1,001,851
6.45% 6/15/34	555,000	577,699
Sprint Capital Corp. 6.875% 11/15/28	1,245,000	1,332,886
Telecom Italia Capital:
4.95% 9/30/14 (e)	705,000	675,324
5.25% 11/15/13	1,700,000	1,679,530
Verizon Global Funding Corp.:
7.25% 12/1/10	730,000	810,133
7.75% 12/1/30	720,000	870,191
		15,848,038
Wireless Telecommunication Services - 0.0%
America Movil SA de CV 4.125% 3/1/09	650,000	625,117
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	454,957
		1,080,074
TOTAL TELECOMMUNICATION SERVICES		16,928,112
UTILITIES - 0.5%
Electric Utilities - 0.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,225,912
DTE Energy Co. 7.05% 6/1/11	315,000	348,544
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,121,238
6.75% 2/15/32	100,000	106,883
Exelon Corp. 6.75% 5/1/11	835,000	908,582
FirstEnergy Corp. 6.45% 11/15/11	285,000	300,688
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,193,526
		8,205,373
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	$ 705,000	$ 803,966
Multi-Utilities & Unregulated Power - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,055,000	1,173,174
Dominion Resources, Inc. 6.25% 6/30/12	540,000	578,280
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,500,000	1,557,801
		3,309,255
TOTAL UTILITIES		12,318,594
TOTAL NONCONVERTIBLE BONDS		102,780,510
TOTAL CORPORATE BONDS (Cost $101,608,444)		103,364,610
U.S. Government and Government Agency Obligations - 8.5%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,499,553
3.25% 1/15/08	2,661,000	2,594,712
3.25% 8/15/08	600,000	580,351
3.25% 2/15/09	1,800,000	1,728,639
3.375% 12/15/08	205,000	198,222
5.5% 3/15/11	3,605,000	3,765,491
6.25% 2/1/11	3,505,000	3,745,212
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	2,000,000	2,021,638
Freddie Mac:
4% 6/12/13	11,318,000	10,642,270
5% 7/15/14	9,400,000	9,498,597
5.875% 3/21/11	7,760,000	8,160,882
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,825,000	2,862,465
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		50,298,032
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	6,069,720	6,528,785

	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 6,039,360	$ 5,907,605
2% 1/15/14	19,092,000	19,541,883
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		31,978,273
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.72% 4/21/05 to 6/9/05 (f)	6,600,000	6,573,310
U.S. Treasury Bonds:
5.375% 2/15/31	1,300,000	1,416,848
6.25% 5/15/30	14,360,000	17,253,310
U.S. Treasury Notes:
1.625% 2/28/06	19,580,000	19,267,934
3.125% 5/15/07	22,390,000	22,074,256
3.375% 10/15/09	5,300,000	5,131,476
4.75% 5/15/14	6,990,000	7,121,063
6.5% 2/15/10	43,705,000	48,125,018
7% 7/15/06	17,000,000	17,718,522
TOTAL U.S. TREASURY OBLIGATIONS		144,681,737
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $228,414,142)		226,958,042
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 7.9%
3.737% 1/1/35 (h)	180,845	178,781
3.827% 12/1/34 (h)	24,141	23,973
3.83% 1/1/35 (h)	124,624	123,782
3.836% 6/1/33 (h)	97,715	96,673
3.84% 1/1/35 (h)	344,081	340,969
3.87% 1/1/35 (h)	197,057	196,332
3.913% 12/1/34 (h)	124,596	123,584
3.941% 10/1/34 (h)	159,462	158,254
3.98% 1/1/35 (h)	170,353	169,019
3.987% 12/1/34 (h)	145,101	143,980
4% 6/1/19	7,572,237	7,253,382
4% 1/1/35 (h)	99,591	98,815
4.017% 12/1/34 (h)	854,466	848,897
4.021% 12/1/34 (h)	123,910	123,032
4.023% 2/1/35 (h)	99,959	99,251
4.029% 1/1/35 (h)	48,106	48,005
4.037% 12/1/34 (h)	72,869	72,451
4.048% 1/1/35 (h)	99,721	98,996
4.052% 2/1/35 (h)	99,286	98,707
4.072% 12/1/34 (h)	224,809	223,498
4.105% 1/1/35 (h)	242,548	241,633
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.118% 1/1/35 (h)	$ 238,617	$ 237,534
4.118% 2/1/35 (h)	74,989	74,937
4.12% 2/1/35 (h)	198,346	197,417
4.127% 1/1/35 (h)	244,887	244,731
4.128% 2/1/35 (h)	418,892	417,144
4.144% 1/1/35 (h)	321,460	322,035
4.145% 2/1/35 (h)	273,844	272,649
4.17% 11/1/34 (h)	214,808	213,969
4.197% 1/1/35 (h)	198,713	198,307
4.2% 1/1/35 (h)	458,373	462,739
4.202% 1/1/35 (h)	244,821	241,145
4.23% 11/1/34 (h)	62,081	61,942
4.269% 10/1/34 (h)	344,010	344,133
4.305% 7/1/34 (h)	109,962	110,447
4.318% 3/1/33 (h)	68,094	67,203
4.324% 12/1/34 (h)	73,724	73,871
4.368% 2/1/34 (h)	306,128	304,407
4.4% 2/1/35 (h)	174,964	173,194
4.455% 3/1/35 (h)	150,000	148,770
4.484% 10/1/34 (h)	711,696	716,662
4.499% 3/1/35 (h)	349,965	346,726
4.5% 4/1/19 to 10/1/33	38,930,311	37,585,420
4.549% 8/1/34 (h)	283,674	286,554
4.587% 2/1/35 (h)	1,065,000	1,062,242
4.625% 2/1/35 (h)	367,053	366,780
4.67% 11/1/34 (h)	440,715	439,247
4.694% 11/1/34 (h)	439,423	437,055
4.742% 3/1/35 (h)	199,975	200,600
4.748% 7/1/34 (h)	402,728	403,762
4.826% 1/1/35 (h)	403,864	402,263
5% 2/1/18 to 9/1/34	28,909,684	28,617,386
5.5% 12/1/18 to 10/1/34	68,934,217	69,208,327
6% 6/1/13 to 1/1/34	23,264,085	23,928,504
6% 4/1/35	500,000	511,250
6.5% 6/1/11 to 9/1/32	20,168,786	21,016,946
7% 3/1/15 to 2/1/32	5,821,814	6,158,555
7.5% 7/1/16 to 11/1/31	2,507,330	2,687,998
8% 1/1/30 to 6/1/30	214,001	230,393
TOTAL FANNIE MAE		209,535,258
Freddie Mac - 0.2%
4.232% 1/1/35 (h)	645,276	644,597
4.37% 3/1/35 (h)	250,000	246,709
4.401% 2/1/35 (h)	350,000	345,393
4.434% 2/1/35 (h)	425,000	424,270
4.441% 2/1/34 (h)	213,664	212,159
4.444% 3/1/35 (h)	150,000	148,734
4.491% 3/1/35 (h)	450,000	445,482
4.504% 3/1/35 (h)	175,000	173,339

	Principal Amount	Value
4.564% 2/1/35 (h)	$ 275,000	$ 273,625
4.985% 8/1/33 (h)	91,567	92,451
6% 5/1/33	1,744,371	1,790,331
7.5% 5/1/17 to 11/1/31	800,369	858,673
8% 7/1/17 to 5/1/27	68,565	73,934
TOTAL FREDDIE MAC		5,729,697
Government National Mortgage Association - 0.5%
6% 12/15/08 to 6/15/09	437,570	451,706
6.5% 6/15/08 to 8/15/27	5,233,271	5,467,941
7% 7/15/28 to 7/15/32	3,190,528	3,375,858
7.5% 9/15/22 to 8/15/28	1,806,046	1,943,484
8% 5/15/25 to 1/15/31	464,931	501,286
8.5% 12/15/16 to 12/15/30	254,207	276,516
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		12,016,791
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $226,022,287)		227,281,746
Asset-Backed Securities - 0.8%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (h)	250,000	250,036
Class M2, 3.95% 2/25/34 (h)	300,000	300,123
Series 2005-SD1 Class A1, 3.25% 11/25/50 (h)	374,554	374,671
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (e)	1,000,000	986,400
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.28% 4/25/34 (h)	145,000	144,998
Class M2, 3.33% 4/25/34 (h)	125,000	124,999
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.95% 1/25/32 (h)	305,000	305,871
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (e)	1,300,000	1,285,262
Argent Securities, Inc. Series 2004-W5 Class M1, 3.45% 4/25/34 (h)	475,000	475,593
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 3.39% 6/25/34 (h)	175,000	175,060
Class M2, 3.97% 6/25/34 (h)	400,000	400,125
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.61% 7/15/11 (h)	780,000	794,233
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2004-6 Class B, 4.15% 7/16/12	$ 1,295,000	$ 1,261,310
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 4.05% 7/26/34 (h)	265,000	264,997
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (h)	1,750,000	1,772,565
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.35% 5/25/34 (h)	625,000	626,415
Series 2004-3 Class M1, 3.35% 6/25/34 (h)	175,000	175,171
Series 2004-4:
Class A, 3.22% 8/25/34 (h)	430,126	430,561
Class M1, 3.33% 7/25/34 (h)	450,000	451,748
Class M2, 3.38% 6/25/34 (h)	525,000	526,961
Series 2005-1:
Class MV1, 3.25% 7/25/35 (h)	350,000	349,672
Class MV2, 3.24% 5/25/35 (h)	420,000	419,803
Class MV3, 3.25% 5/25/35 (h)	175,000	174,918
Discover Card Master Trust I Series 2003-4 Class B1, 3.14% 5/16/11 (h)	1,015,000	1,021,107
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (h)	50,000	50,204
Class M4, 3.75% 3/25/34 (h)	25,000	25,272
Class M6, 4.1% 3/25/34 (h)	50,000	50,478
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.4% 1/25/34 (h)	550,000	549,994
Class M2, 4% 1/25/34 (h)	625,000	624,993
Series 2005-A:
Class M1, 3.28% 1/25/35 (h)	200,000	200,245
Class M2, 3.31% 1/25/35 (h)	275,000	275,434
Class M3, 3.34% 1/25/35 (h)	150,000	150,232
Class M4, 3.53% 1/25/35 (h)	100,000	100,269
Class M5, 3.55% 1/25/35 (h)	100,000	100,344
Class M6, 3.63% 1/25/35 (h)	125,000	125,285
GSAMP Trust Series 2004-FM2:
Class M1, 3.35% 1/25/34 (h)	500,000	499,995
Class M2, 3.95% 1/25/34 (h)	200,000	199,998
Class M3, 4.15% 1/25/34 (h)	200,000	199,998
Home Equity Asset Trust Series 2002-4 Class M2, 4.9% 3/25/33 (h)	225,000	228,673
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 3.38% 6/25/34 (h)	500,000	501,322
Class M2, 3.93% 6/25/34 (h)	325,000	329,348

	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (h)	$ 250,000	$ 249,997
Class M2, 3.4% 7/25/34 (h)	50,000	49,999
Class M3, 3.8% 7/25/34 (h)	100,000	99,999
Class M4, 3.95% 7/25/34 (h)	75,000	74,999
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.75% 5/25/33 (h)	175,000	177,200
Series 2003-NC5 Class M2, 4.85% 4/25/33 (h)	325,000	330,339
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.9% 11/25/32 (h)	305,000	307,837
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	450,000	127,125
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	450,000	445,942
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.37% 1/25/35 (h)	475,000	475,622
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (h)	153,567	153,566
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,835,000	1,820,521
TOTAL ASSET-BACKED SECURITIES (Cost $21,659,447)		21,617,829
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.5%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.18% 5/25/35 (h)	841,308	842,392
Series 2005-2 Class 6A2, 3.13% 6/25/35 (h)	388,880	389,138
Series 2005-3 Class 8A2, 3.09% 6/25/35 (h)	1,990,000	1,990,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (h)	1,264,154	1,264,154
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (h)	361,271	361,701
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (h)	494,066	493,026
Impac CMB Trust floater:
Series 2005-1:
Class M1, 3.31% 4/25/35 (h)	396,566	396,814
Class M2, 3.35% 4/25/35 (h)	713,818	714,264
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-2 Class 1A2, 3.075% 4/25/35 (h)	$ 1,300,000	$ 1,300,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	208,438	210,913
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-A Class A2, 3.38% 2/25/30 (h)	1,340,145	1,340,142
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	222,155	227,103
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (h)	949,634	949,634
Series 2005-2 Class A2, 3.36% 3/20/35 (h)	1,304,234	1,304,234
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (h)	1,365,000	1,352,778
TOTAL PRIVATE SPONSOR		13,136,293
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,300,000	3,459,565
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,710,915
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	2,390,000	2,351,452
TOTAL U.S. GOVERNMENT AGENCY		8,521,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,900,686)		21,658,225
Commercial Mortgage Securities - 1.6%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.21% 4/25/34 (e)(h)	794,662	792,241
Class B, 4.75% 4/25/34 (e)(h)	88,296	88,147
Class M1, 3.41% 4/25/34 (e)(h)	88,296	88,134
Class M2, 4.05% 4/25/34 (e)(h)	88,296	88,258

	Principal Amount	Value
Series 2004-3:
Class A1, 3.22% 1/25/35 (e)(h)	$ 787,683	$ 788,052
Class A2, 3.27% 1/25/35 (e)(h)	98,460	98,537
Class M1, 3.35% 1/25/35 (e)(h)	147,691	147,691
Class M2, 3.85% 1/25/35 (e)(h)	98,460	98,460
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	1,608,406	1,668,614
Class B, 7.48% 2/1/08	2,320,000	2,475,954
COMM:
floater:
Series 2002-FL7 Class D, 3.38% 11/15/14 (e)(h)	295,000	295,499
Series 2003-FL9 Class B, 3.31% 11/15/15 (e)(h)	425,894	426,981
Series 2004-LBN2 Class X2, 1.1157% 3/10/39 (e)(h)(i)	1,985,629	80,475
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,500,000	1,638,905
Series 2004-C1 Class A3, 4.321% 1/15/37	615,000	598,395
Series 1998-C1 Class D, 7.17% 5/17/40	580,000	633,334
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (e)(h)(i)	9,482,020	371,396
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,550,000	3,800,991
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	3,500,000	3,619,744
Class C1, 7.52% 5/15/06 (e)	2,300,000	2,381,183
Class D1, 7.77% 5/15/06 (e)	2,200,000	2,271,891
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,609,824	1,669,076
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	840,000	918,053
Series 1998-GLII Class E, 6.9683% 4/13/31 (h)	1,205,000	1,269,533
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	1,050,000	975,240
Class C, 4.13% 11/20/37 (e)	1,050,000	935,445
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	630,000	612,337
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.: - continued
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (e)(h)(i)	$ 7,680,000	$ 422,269
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,200,000	4,416,756
Series 1:
Class D2, 6.992% 11/15/07 (e)	4,120,000	4,348,433
Class E2, 7.224% 11/15/07 (e)	2,450,000	2,570,304
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	1,015,000	1,005,838
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,331,463)		41,596,166
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	650,000	726,050
Israeli State 4.625% 6/15/13	230,000	219,219
Italian Republic 4.5% 1/21/15	2,930,000	2,840,752
Korean Republic 4.875% 9/22/14	345,000	333,294
United Mexican States:
5.875% 1/15/14	400,000	397,000
6.75% 9/27/34	795,000	775,920
7.5% 4/8/33	2,350,000	2,495,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,563,144)		7,787,935
Fixed-Income Funds - 6.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	381,205	38,250,110
Fidelity High Income Central Investment Portfolio 1 (b)	1,496,200	144,996,779
TOTAL FIXED-INCOME FUNDS (Cost $177,882,875)		183,246,889
Money Market Funds - 18.3%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	354,607,306	$ 354,607,306
Fidelity Money Market Central Fund, 2.82% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	5,635,050	5,635,050
TOTAL MONEY MARKET FUNDS (Cost $484,102,518)		484,102,518
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,528,991,713)		2,654,147,664
NET OTHER ASSETS - (0.2)%		(4,366,788)
NET ASSETS - 100%		$ 2,649,780,876
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
395 S&P 500 Index Contracts	June 2005	$ 116,910,125	$ (2,317,663)

The face value of futures purchased as a percentage of net assets - 4.4%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)

	March 2010	$ 3,500,000	$ 1,764
Receive annually a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	3,500,000	(9,901)
TOTAL CREDIT DEFAULT SWAP		$ 7,000,000	$ 8,137
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	3,500,000	(27,063)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	3,500,000	(33,969)
TOTAL INTEREST RATE SWAP		$ 7,000,000	$ 61,032
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	2,500,000	(30,348)

	Expiration Date	Notional Amount	Value
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	$ 2,500,000	$ 0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,500,000	(78,432)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	2,500,000	(59,094)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	2,500,000	(27,236)
TOTAL TOTAL RETURN SWAP		$ 12,500,000	$ 195,110
		$ 26,500,000	$ (264,279)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,620,408 or 1.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,573,310.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,538,934,946. Net unrealized appreciation aggregated $115,212,718, of which $229,089,576 related to appreciated investment securities and $113,876,858 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of March 31, 2005
which are investments of Fidelity Variable Insurance Products:
Asset Manager Portfolio.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2005

1.799876.101

VIPAMG-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	5,700	$ 129,709
Exide Technologies warrants 3/18/06 (a)	5	0
		129,709
Automobiles - 0.1%
Honda Motor Co. Ltd.	5,700	285,456
Distributors - 0.1%
Li & Fung Ltd.	94,000	171,140
Hotels, Restaurants & Leisure - 0.3%
Carnival PLC	3,000	164,748
McDonald's Corp.	27,200	847,008
		1,011,756
Household Durables - 0.3%
Sony Corp. sponsored ADR	4,100	164,082
Techtronic Industries Co. Ltd.	114,500	253,239
Thomson SA	19,900	536,544
		953,865
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc. (a)	2,700	164,178
Media - 3.3%
Clear Channel Communications, Inc.	231,600	7,983,252
News Corp. Class A	79,200	1,340,064
Reuters Group PLC	29,800	229,763
SKY Perfect Communications, Inc.	36	28,001
Univision Communications, Inc. Class A (a)	1,100	30,459
		9,611,539
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	2,300	134,922
Specialty Retail - 3.8%
Hennes & Mauritz AB (H&M) (B Shares)	4,650	159,787
Home Depot, Inc.	265,700	10,160,368
Kesa Electricals PLC	32,200	183,919
Ross Stores, Inc.	4,300	125,302
TJX Companies, Inc.	17,100	421,173
		11,050,549
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	11,678	325,026
TOTAL CONSUMER DISCRETIONARY		23,838,140
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
PepsiCo, Inc.	19,100	1,012,873
Pernod-Ricard	1,600	223,370
		1,236,243
Food & Staples Retailing - 3.4%
CVS Corp.	106,600	5,609,292

	Shares	Value
Safeway, Inc. (a)	90,200	$ 1,671,406
Wal-Mart Stores, Inc.	52,800	2,645,808
		9,926,506
Food Products - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	332,000	208,579
Groupe Danone	2,500	248,718
People's Food Holdings Ltd.	201,000	147,311
		604,608
Household Products - 0.2%
Colgate-Palmolive Co.	9,400	490,398
Procter & Gamble Co.	1,800	95,400
		585,798
Personal Products - 0.8%
Alberto-Culver Co.	45,900	2,196,774
Tobacco - 1.1%
Altria Group, Inc.	50,600	3,308,734
TOTAL CONSUMER STAPLES		17,858,663
ENERGY - 3.5%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	38,000	1,896,200
ENSCO International, Inc.	22,600	851,116
GlobalSantaFe Corp.	38,200	1,414,928
Technip-Coflexip SA	1,300	217,381
Transocean, Inc. (a)	26,400	1,358,544
		5,738,169
Oil & Gas - 1.5%
BP PLC	53,500	556,400
Canadian Natural Resources Ltd.	4,900	276,967
ConocoPhillips	18,600	2,005,824
EnCana Corp.	4,400	310,809
ENI Spa	12,600	328,003
Exxon Mobil Corp.	8,000	476,800
Total SA Series B	2,470	579,116
		4,533,919
TOTAL ENERGY		10,272,088
FINANCIALS - 17.0%
Capital Markets - 3.2%
Credit Suisse Group (Reg.)	13,436	575,061
Goldman Sachs Group, Inc.	17,500	1,924,825
JAFCO Co. Ltd.	3,500	219,678
Lehman Brothers Holdings, Inc.	6,900	649,704
Matsui Securities Co. Ltd.	8,900	118,528
Matsui Securities Co. Ltd. New	7,000	91,462
Merrill Lynch & Co., Inc.	39,800	2,252,680
Morgan Stanley	37,800	2,164,050
Nomura Holdings, Inc.	21,600	299,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	4,700	$ 204,168
UBS AG (Reg.)	9,481	800,196
		9,299,728
Commercial Banks - 3.0%
Banca Intesa Spa	33,900	172,256
Bank of America Corp.	64,028	2,823,635
Mitsui Trust Holdings, Inc.	22,000	218,718
North Fork Bancorp, Inc., New York	11,670	323,726
Societe Generale Series A	4,100	425,967
Sumitomo Mitsui Financial Group, Inc.	90	609,373
Synovus Financial Corp.	15,700	437,402
Wachovia Corp.	38,240	1,946,803
Wells Fargo & Co.	31,900	1,907,620
		8,865,500
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	4,300	154,796
MBNA Corp.	23,800	584,290
		739,086
Diversified Financial Services - 1.5%
Citigroup, Inc.	72,900	3,276,126
ING Groep NV (Certificaten Van Aandelen)	11,500	347,645
J.P. Morgan Chase & Co.	23,280	805,488
		4,429,259
Insurance - 6.2%
ACE Ltd.	22,700	936,829
AFLAC, Inc.	4,800	178,848
Allianz AG (Reg.)	2,300	292,560
AMBAC Financial Group, Inc.	14,100	1,053,975
American International Group, Inc.	172,100	9,536,061
Hartford Financial Services Group, Inc.	45,600	3,126,336
MBIA, Inc.	16,000	836,480
MetLife, Inc.	29,400	1,149,540
PartnerRe Ltd.	5,500	355,300
Prudential Financial, Inc.	11,000	631,400
		18,097,329
Thrifts & Mortgage Finance - 2.9%
Fannie Mae	111,000	6,043,950
MGIC Investment Corp.	19,000	1,171,730
New York Community Bancorp, Inc.	23,633	429,175
Washington Mutual, Inc.	19,500	770,250
		8,415,105
TOTAL FINANCIALS		49,846,007
HEALTH CARE - 12.0%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	1,192	120,550

	Shares	Value
CSL Ltd.	6,442	$ 170,040
QIAGEN NV (a)	22,400	267,456
		558,046
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	9,100	309,218
GN Store Nordic AS	27,400	314,614
Medtronic, Inc.	6,100	310,795
Phonak Holding AG	370	12,741
		947,368
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	197,950	11,045,607
Henry Schein, Inc. (a)	200	7,168
Service Corp. International (SCI)	15,898	118,917
UnitedHealth Group, Inc.	2,500	238,450
		11,410,142
Pharmaceuticals - 7.6%
Johnson & Johnson	60,200	4,043,032
Novartis AG (Reg.)	2,567	120,084
Novo Nordisk AS Series B	9,300	517,745
Pfizer, Inc.	322,100	8,461,567
Roche Holding AG (participation certificate)	5,610	601,113
Schering-Plough Corp.	56,553	1,026,437
Wyeth	181,800	7,668,324
		22,438,302
TOTAL HEALTH CARE		35,353,858
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.9%
BAE Systems PLC	73,700	361,418
Lockheed Martin Corp.	12,600	769,356
Northrop Grumman Corp.	9,400	507,412
United Technologies Corp.	10,200	1,036,932
		2,675,118
Air Freight & Logistics - 0.0%
Ryder System, Inc.	2,500	104,250
Airlines - 0.1%
British Airways PLC (a)	56,300	282,795
Ryanair Holdings PLC sponsored ADR (a)	1,400	61,278
		344,073
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	9,900	260,172
Capita Group PLC	22,600	160,583
ChoicePoint, Inc. (a)	14,300	573,573
		994,328
Electrical Equipment - 0.2%
ABB Ltd. (Reg.) (a)	69,331	430,548
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
General Electric Co.	212,980	$ 7,680,059
Tyco International Ltd.	97,900	3,309,020
		10,989,079
Machinery - 0.7%
Ingersoll-Rand Co. Ltd. Class A	20,600	1,640,790
Invensys PLC (a)	646,100	189,250
Weichai Power Co. Ltd. (H Shares)	25,000	85,262
		1,915,302
Marine - 0.1%
Alexander & Baldwin, Inc.	3,000	123,600
Road & Rail - 0.1%
CSX Corp.	6,700	279,055
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	44,000	86,314
TOTAL INDUSTRIALS		17,941,667
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.4%
Alcatel SA (RFD) (a)	18,600	224,502
Cisco Systems, Inc. (a)	233,602	4,179,140
Comverse Technology, Inc. (a)	20,900	527,098
Motorola, Inc.	104,320	1,561,670
Nokia Corp. sponsored ADR	6,300	97,209
QUALCOMM, Inc.	9,300	340,845
		6,930,464
Computers & Peripherals - 1.5%
Dell, Inc. (a)	75,500	2,900,710
Diebold, Inc.	6,600	362,010
Hewlett-Packard Co.	58,100	1,274,714
		4,537,434
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	34,300	412,972
Hoya Corp.	2,700	297,132
Jabil Circuit, Inc. (a)	13,300	379,316
Optimax Technology Corp.	114,000	320,587
Solectron Corp. (a)	126,900	440,343
Yageo Corp. (a)	308,000	110,468
		1,960,818
Internet Software & Services - 0.1%
Softbank Corp.	5,600	230,842
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	12,100	644,204
First Data Corp.	17,900	703,649
		1,347,853

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,400	$ 122,876
Applied Materials, Inc.	72,100	1,171,625
ASML Holding NV (NY Shares) (a)	49,800	835,146
Freescale Semiconductor, Inc. Class B (a)	9,630	166,118
Intel Corp.	150,200	3,489,146
KLA-Tencor Corp.	9,400	432,494
Lam Research Corp. (a)	12,500	360,750
Linear Technology Corp.	3,100	118,761
Novellus Systems, Inc. (a)	7,900	211,167
Solomon Systech Ltd.	192,000	60,312
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,905	372,314
United Microelectronics Corp. sponsored ADR	82,448	277,850
Xilinx, Inc.	2,100	61,383
		7,679,942
Software - 4.1%
BEA Systems, Inc. (a)	59,400	473,418
Microsoft Corp.	387,275	9,360,437
Symantec Corp. (a)	54,700	1,166,751
VERITAS Software Corp. (a)	52,500	1,219,050
		12,219,656
TOTAL INFORMATION TECHNOLOGY		34,907,009
MATERIALS - 0.8%
Chemicals - 0.2%
Praxair, Inc.	11,500	550,390
Rhodia SA (a)	35,900	69,338
		619,728
Construction Materials - 0.1%
HeidelbergCement AG	3,012	189,476
Metals & Mining - 0.2%
Alcan, Inc.	9,100	346,122
BHP Billiton PLC	17,500	235,132
Grupo Mexico SA de CV Series B (a)	35,984	189,016
		770,270
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	12,600	451,080
International Paper Co.	3,200	117,728
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	16,500	214,500
		783,308
TOTAL MATERIALS		2,362,782
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	63,500	1,669,415
Deutsche Telekom AG (Reg.)	26,200	522,952
MCI, Inc.	22,600	563,192
Philippine Long Distance Telephone Co.	8,000	202,190
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	310,700	$ 1,149,590
SBC Communications, Inc.	344,900	8,170,681
Telefonica SA	14,600	252,921
Verizon Communications, Inc.	52,800	1,874,400
		14,405,341
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	24,000	682,080
Vodafone Group PLC	335,600	891,354
		1,573,434
TOTAL TELECOMMUNICATION SERVICES		15,978,775
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	7,700	544,082
FirstEnergy Corp.	13,500	566,325
PG&E Corp.	24,600	838,860
		1,949,267
TOTAL COMMON STOCKS (Cost $194,385,896)		210,308,256
Convertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	55,380
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,260)		55,380
Corporate Bonds - 1.1%
	Principal Amount
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 100,000	88,500
Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Ford Motor Co.:
6.625% 10/1/28	10,000	8,388
7.45% 7/16/31	45,000	40,706
General Motors Corp. 8.375% 7/15/33	135,000	115,524
		164,618

	Principal Amount	Value
Media - 0.1%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 25,000	$ 29,369
Cox Communications, Inc. 7.125% 10/1/12	20,000	21,812
Liberty Media Corp. 8.25% 2/1/30	55,000	55,772
News America, Inc. 6.2% 12/15/34 (e)	100,000	98,877
		205,830
TOTAL CONSUMER DISCRETIONARY		370,448
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Petronas Capital Ltd. 7% 5/22/12 (e)	55,000	60,604
Oil & Gas - 0.2%
Amerada Hess Corp.:
6.65% 8/15/11	5,000	5,355
7.125% 3/15/33	15,000	16,680
7.375% 10/1/09	10,000	10,965
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	25,000	26,927
EnCana Holdings Finance Corp. 5.8% 5/1/14	35,000	36,564
Enterprise Products Operating LP 5.75% 3/1/35 (e)	25,000	22,540
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,000	9,730
5.8% 3/15/35	20,000	18,942
Nexen, Inc. 5.875% 3/10/35	35,000	33,477
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	51,250
7.875% 2/1/09 (i)	100,000	108,100
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,219
7.5% 1/15/31	10,000	10,500
		356,249
TOTAL ENERGY		416,853
FINANCIALS - 0.5%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	135,268
Merrill Lynch & Co., Inc. 4.25% 2/8/10	50,000	48,671
Morgan Stanley:
4.75% 4/1/14	75,000	71,409
6.6% 4/1/12	40,000	43,663
		299,011
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	$ 70,000	$ 75,612
Korea Development Bank 3.875% 3/2/09	75,000	72,303
Wachovia Bank NA 4.875% 2/1/15	15,000	14,592
Wachovia Corp. 4.875% 2/15/14	25,000	24,393
		186,900
Consumer Finance - 0.1%
Capital One Bank 5% 6/15/09	25,000	25,112
Ford Motor Credit Co. 7% 10/1/13	50,000	48,436
General Motors Acceptance Corp. 6.875% 9/15/11	35,000	31,669
Household Finance Corp.:
4.125% 11/16/09	15,000	14,585
7% 5/15/12	5,000	5,574
Household International, Inc. 8.875% 2/15/08	75,000	78,011
MBNA America Bank NA 6.625% 6/15/12	30,000	32,320
MBNA Corp. 7.5% 3/15/12	45,000	50,742
		286,449
Diversified Financial Services - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	10,000	10,554
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	10,000	10,399
7.45% 11/24/33 (e)	15,000	16,513
J.P. Morgan Chase & Co. 6.75% 2/1/11	155,000	169,697
		207,163
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)	25,000	26,854
Real Estate - 0.1%
Arden Realty LP 5.25% 3/1/15	100,000	97,035
EOP Operating LP 4.65% 10/1/10	90,000	87,975
Regency Centers LP 6.75% 1/15/12	45,000	48,861
Simon Property Group LP 5.625% 8/15/14	40,000	40,185
		274,056
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4% 3/22/11	50,000	47,339
Independence Community Bank Corp. 3.75% 4/1/14 (i)	20,000	18,922

	Principal Amount	Value
Washington Mutual, Inc.:
4.375% 1/15/08	$ 20,000	$ 19,923
4.625% 4/1/14	40,000	37,788
		123,972
TOTAL FINANCIALS		1,404,405
INDUSTRIALS - 0.0%
Airlines - 0.0%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	10,008	10,128
Continental Airlines, Inc. pass thru trust certificates 7.373% 6/15/17	31,186	26,508
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	30,000	27,963
		64,599
MATERIALS - 0.0%
Chemicals - 0.0%
Lubrizol Corp.:
4.625% 10/1/09	15,000	14,776
5.5% 10/1/14	5,000	5,007
6.5% 10/1/34	15,000	15,668
		35,451
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (e)	5,000	5,057
TOTAL MATERIALS		40,508
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	59,412
Bellsouth Capital Funding Corp. 7.875% 2/15/30	25,000	30,877
BellSouth Corp. 5.2% 9/15/14	15,000	14,839
British Telecommunications PLC 8.875% 12/15/30	50,000	66,624
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	65,393
France Telecom SA:
8% 3/1/11 (d)	40,000	45,769
8.75% 3/1/31 (d)	50,000	65,808
SBC Communications, Inc.:
6.15% 9/15/34	30,000	30,056
6.45% 6/15/34	15,000	15,613
Sprint Capital Corp. 6.875% 11/15/28	25,000	26,765
Telecom Italia Capital:
4.95% 9/30/14 (e)	25,000	23,948
5.25% 11/15/13	50,000	49,398
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
7.25% 12/1/10	$ 25,000	$ 27,744
7.75% 12/1/30	30,000	36,258
		558,504
Wireless Telecommunication Services - 0.0%
America Movil SA de CV 4.125% 3/1/09	20,000	19,234
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,687
		24,921
TOTAL TELECOMMUNICATION SERVICES		583,425
UTILITIES - 0.1%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	30,521
Duke Capital LLC:
6.25% 2/15/13	50,000	52,762
6.75% 2/15/32	55,000	58,786
Exelon Corp. 6.75% 5/1/11	30,000	32,644
FirstEnergy Corp. 6.45% 11/15/11	5,000	5,275
Progress Energy, Inc. 7.1% 3/1/11	50,000	54,838
		234,826
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	25,000	28,509
Multi-Utilities & Unregulated Power - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	40,000	44,481
Dominion Resources, Inc. 6.25% 6/30/12	45,000	48,190
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	50,000	51,927
		144,598
TOTAL UTILITIES		407,933
TOTAL NONCONVERTIBLE BONDS		3,288,171
TOTAL CORPORATE BONDS (Cost $3,316,360)		3,376,671
U.S. Government and Government Agency Obligations - 2.4%

U.S. Government Agency Obligations - 0.5%
Fannie Mae:
3.25% 1/15/08	71,000	69,231

	Principal Amount	Value
3.25% 8/15/08	$ 90,000	$ 87,053
3.25% 2/15/09	270,000	259,296
3.375% 12/15/08	29,000	28,041
5.5% 3/15/11	60,000	62,671
6.25% 2/1/11	105,000	112,196
Freddie Mac:
2.375% 2/15/07	561,000	545,160
4% 6/12/13	87,000	81,806
5% 7/15/14	165,000	166,731
5.875% 3/21/11	170,000	178,782
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,590,967
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	202,324	217,626
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	201,312	196,920
2% 1/15/14	619,200	633,791
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,048,337
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills, yield at date of purchase 2.72% 6/9/05 (g)	600,000	596,943
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	54,494
6.25% 5/15/30	450,000	540,668
U.S. Treasury Notes:
1.625% 2/28/06	1,925,000	1,894,319
3.125% 5/15/07	125,000	123,237
3.375% 10/15/09	180,000	174,277
4.75% 5/15/14	130,000	132,438
6.5% 2/15/10	730,000	803,827
TOTAL U.S. TREASURY OBLIGATIONS		4,320,203
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,009,466)		6,959,507
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 2.1%
3.737% 1/1/35 (i)	23,795	23,524
3.83% 1/1/35 (i)	24,925	24,756
3.913% 12/1/34 (i)	24,919	24,717
3.98% 1/1/35 (i)	24,336	24,146
4% 4/1/20 (f)	242,483	232,102
4% 1/1/35 (i)	24,898	24,704
4.029% 1/1/35 (i)	24,053	24,002
4.052% 2/1/35 (i)	24,822	24,677
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.118% 1/1/35 (i)	$ 9,545	$ 9,501
4.118% 2/1/35 (i)	24,996	24,979
4.12% 2/1/35 (i)	24,793	24,677
4.127% 1/1/35 (i)	24,489	24,473
4.128% 2/1/35 (i)	24,641	24,538
4.145% 2/1/35 (i)	24,895	24,786
4.197% 1/1/35 (i)	24,839	24,788
4.2% 1/1/35 (i)	24,125	24,355
4.265% 10/1/34 (i)	109,244	109,482
4.302% 11/1/34 (i)	53,507	53,717
4.5% 5/1/19 to 10/1/33	1,125,164	1,075,473
4.5% 4/1/35 (f)	230,515	218,701
4.694% 11/1/34 (i)	24,412	24,281
4.748% 7/1/34 (i)	22,374	22,431
4.826% 1/1/35 (i)	24,626	24,528
5% 7/1/18 to 6/1/34	1,111,523	1,103,806
5.5% 4/1/16 to 9/1/34	1,746,813	1,756,140
6% 4/1/13 to 4/1/33	371,712	381,783
6.5% 5/1/17 to 1/1/33	840,142	874,739
6.5% 4/1/35 (f)	30,447	31,570
7.5% 5/1/24 to 2/1/28	34,756	37,329
TOTAL FANNIE MAE		6,298,705
Freddie Mac - 0.1%
4.232% 1/1/35 (i)	20,316	20,295
4.37% 3/1/35 (i)	25,000	24,671
4.401% 2/1/35 (i)	25,000	24,671
4.444% 3/1/35 (i)	25,000	24,789
4.491% 3/1/35 (i)	25,000	24,749
6% 5/1/33	53,598	55,010
7.5% 8/1/28	6,978	7,501
TOTAL FREDDIE MAC		181,686
Government National Mortgage Association - 0.1%
6.5% 8/15/27	81,860	85,839
7% 7/15/28 to 7/15/32	126,952	134,362
7.5% 1/15/26 to 8/15/28	72,433	77,784
8.5% 11/15/30	38,188	41,554
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		339,539
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,782,178)		6,819,930
Asset-Backed Securities - 0.4%
	Principal Amount	Value
ACE Securities Corp. Series 2005-SD1 Class A1, 3.25% 11/25/50 (i)	$ 20,809	$ 20,815
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 3.28% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.95% 1/25/32 (i)	10,000	10,029
Argent Securities, Inc. Series 2004-W5 Class M1, 3.45% 4/25/34 (i)	15,000	15,019
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.61% 7/15/11 (i)	25,000	25,456
Series 2004-6 Class B, 4.15% 7/16/12	40,000	38,959
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 4.05% 7/26/34 (i)	10,000	10,000
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (i)	50,000	50,645
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.35% 5/25/34 (i)	25,000	25,057
Series 2004-4:
Class A, 3.22% 8/25/34 (i)	17,205	17,222
Class M1, 3.33% 7/25/34 (i)	25,000	25,097
Class M2, 3.38% 6/25/34 (i)	15,000	15,056
Series 2005-1:
Class MV1, 3.25% 7/25/35 (i)	25,000	24,977
Class MV2, 3.24% 5/25/35 (i)	25,000	24,988
Class MV3, 3.25% 5/25/35 (i)	25,000	24,988
Discover Card Master Trust I Series 2003-4 Class B1, 3.14% 5/16/11 (i)	30,000	30,181
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.4% 1/25/34 (i)	25,000	25,000
Class M2, 4% 1/25/34 (i)	25,000	25,000
Series 2005-A:
Class M1, 3.28% 1/25/35 (i)	25,000	25,031
Class M2, 3.31% 1/25/35 (i)	25,000	25,039
Class M3, 3.34% 1/25/35 (i)	25,000	25,039
Class M4, 3.53% 1/25/35 (i)	25,000	25,067
Class M5, 3.55% 1/25/35 (i)	25,000	25,086
Class M6, 3.63% 1/25/35 (i)	25,000	25,057
IXIS Real Estate Capital Trust Series 2005-HE1:
Class M1, 3.32% 6/25/35 (i)	225,000	225,000
Class M2, 3.34% 6/25/35 (i)	150,000	150,000
Class M3, 3.37% 6/25/35 (i)	100,000	100,000
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 3.38% 6/25/34 (i)	25,000	25,066
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.9% 11/25/32 (i)	$ 10,000	$ 10,093
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	50,000	14,125
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.37% 1/25/35 (i)	25,000	25,033
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	55,000	54,566
TOTAL ASSET-BACKED SECURITIES (Cost $1,167,712)		1,167,691
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.18% 5/25/35 (i)	24,037	24,068
Series 2005-2 Class 6A2, 3.13% 6/25/35 (i)	24,305	24,321
Series 2005-3 Class 8A2, 3.09% 6/25/35 (i)	60,000	60,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (i)	38,897	38,897
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (i)	11,116	11,129
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (i)	16,469	16,434
Impac CMB Trust floater Series 2005-1:
Class M1, 3.31% 4/25/35 (i)	24,785	24,801
Class M2, 3.35% 4/25/35 (i)	24,785	24,801
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-A Class A2, 3.38% 2/25/30 (i)	39,856	39,856
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (i)	29,522	29,522
Series 2005-2 Class A2, 3.36% 3/20/35 (i)	39,824	39,824
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (i)	45,000	44,597
TOTAL PRIVATE SPONSOR		378,250
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	104,835

	Principal Amount	Value
Series 1999-57 Class PH, 6.5% 12/25/29	$ 100,000	$ 104,266
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	75,000	73,790
TOTAL U.S. GOVERNMENT AGENCY		282,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $635,077)		661,141
Commercial Mortgage Securities - 0.3%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	44,314	45,265
Bayview Commercial Asset Trust floater Series 2004-3 Class A1, 3.22% 1/25/35 (e)(i)	49,230	49,253
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	53,614	55,620
Class B, 7.48% 2/1/08	80,000	85,378
COMM:
floater:
Series 2002-FL7 Class D, 3.38% 11/15/14 (e)(i)	10,000	10,017
Series 2003-FL9 Class B, 3.31% 11/15/15 (e)(i)	11,110	11,139
Series 2004-LBN2 Class X2, 1.1157% 3/10/39 (e)(i)(j)	58,544	2,373
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	50,000	54,630
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,460
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,379
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (e)(i)(j)	280,280	10,978
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	120,000	128,484
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	44,307	45,938
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	25,000	27,323
Series 1998-GLII Class E, 6.9683% 4/13/31 (i)	45,000	47,410
Commercial Mortgage Securities - continued
	Principal Amount	Value
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)	$ 100,000	$ 92,880
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,439
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (e)(i)(j)	245,000	13,471
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (e)	140,000	147,762
Class E2, 7.224% 11/15/07 (e)	100,000	104,910
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	29,729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $990,467)		1,017,838
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	15,000	16,755
Italian Republic 4.5% 1/21/15	95,000	92,106
Korean Republic 4.875% 9/22/14	5,000	4,830
United Mexican States:
5.875% 1/15/14	10,000	9,925
6.75% 9/27/34	25,000	24,400
7.5% 4/8/33	100,000	106,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $244,292)		254,216
Fixed-Income Funds - 8.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	40,391	4,052,833
Fidelity High Income Central Investment Portfolio 1 (b)	227,807	22,076,741
TOTAL FIXED-INCOME FUNDS (Cost $25,521,504)		26,129,574
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	36,527,469	$ 36,527,469
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	78,750	78,750
TOTAL MONEY MARKET FUNDS (Cost $36,606,219)		36,606,219
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $276,697,431)		293,356,423
NET OTHER ASSETS - 0.2%		504,872
NET ASSETS - 100%		$ 293,861,295
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	June 2005	$ 9,767,175	$ (193,628)

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (h)

	March 2010	$ 75,000	$ 38
Receive annually a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (h)	March 2015	75,000	(212)
TOTAL CREDIT DEFAULT SWAP			(174)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	75,000	(580)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	75,000	(728)
TOTAL INTEREST RATE SWAP			(1,308)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	75,000	(910)

	Expiration Date	Notional Amount	Value
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	$ 500,000	$ (4,238)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	45,000	(366)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	75,000	0
Receive monthly a return equal to that of Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	105,000	(1,222)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	100,000	(3,137)
TOTAL TOTAL RETURN SWAP			(9,873)
		$ 1,200,000	$ (11,355)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $772,379 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $596,943.
(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $278,493,906. Net unrealized appreciation aggregated $14,862,517, of which $32,209,235 related to appreciated investment securities and $17,346,718 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of March 31, 2005
which are investments of Fidelity Variable Insurance Products:
Asset Manager: Growth Portfolio.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

Fidelity High-Income Central Investment Portfolio 1
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2005

1.799865.101

VIPCON-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.1%
Bridgestone Corp.	522,000	$ 9,595,355
Automobiles - 0.6%
Harley-Davidson, Inc.	73,800	4,262,688
Honda Motor Co. Ltd.	135,000	6,760,800
Toyota Motor Corp.	1,603,700	59,641,601
		70,665,089
Hotels, Restaurants & Leisure - 2.9%
Ambassadors Group, Inc.	500,000	16,710,000
Aristocrat Leisure Ltd.	2,253,347	17,714,699
BJ's Restaurants, Inc. (a)	66,600	1,291,374
Boyd Gaming Corp.	414,800	21,631,820
Four Seasons Hotels, Inc. (ltd. vtg.)	175,500	12,356,396
Gaming VC Holdings SA	181,500	2,663,314
Gaylord Entertainment Co. (a)	52,827	2,134,211
Greek Organization of Football Prognostics SA	112,516	3,278,682
Hilton Group PLC	1,795,398	10,212,489
Kerzner International Ltd. (a)	139,900	8,566,077
Krispy Kreme Doughnuts, Inc. (a)	312,100	2,381,323
Las Vegas Sands Corp.	268,100	12,064,500
Life Time Fitness, Inc.	125,800	3,394,084
Marriott International, Inc. Class A	139,100	9,300,226
P.F. Chang's China Bistro, Inc. (a)	207,200	12,390,560
Panera Bread Co. Class A (a)	716,736	40,517,086
Penn National Gaming, Inc. (a)	352,962	10,370,024
Red Robin Gourmet Burgers, Inc. (a)	349,586	17,797,423
Scientific Games Corp. Class A (a)	206,447	4,717,314
Shuffle Master, Inc. (a)	596,554	17,276,204
Starbucks Corp. (a)	600,700	31,032,162
Starwood Hotels & Resorts Worldwide, Inc. unit	83,600	5,018,508
Station Casinos, Inc.	926,300	62,571,565
The Cheesecake Factory, Inc. (a)	245,436	8,700,706
William Hill PLC	1,906,742	19,853,994
Wynn Resorts Ltd. (a)	499,546	33,839,246
		387,783,987
Household Durables - 0.9%
Blount International, Inc. (a)	321,900	5,465,862
D.R. Horton, Inc.	972,636	28,439,877
Desarrolladora Homex SA de CV ADR	238,600	5,864,788
Fortune Brands, Inc.	226,800	18,286,884
Garmin Ltd.	64,300	2,978,376
Harman International Industries, Inc.	118,100	10,447,126
KB Home	94,600	11,111,716
Mohawk Industries, Inc. (a)	84,800	7,148,640
Sharp Corp.	148,000	2,238,806
Tempur-Pedic International, Inc. (a)	435,400	8,124,564
Toll Brothers, Inc. (a)	255,300	20,130,405
		120,237,044

	Shares	Value
Internet & Catalog Retail - 0.4%
Blue Nile, Inc.	129,400	$ 3,577,910
eBay, Inc. (a)	1,221,700	45,520,542
		49,098,452
Media - 1.3%
Citadel Broadcasting Corp. (a)	100,500	1,379,865
Getty Images, Inc. (a)	214,400	15,245,984
Lakes Entertainment, Inc. (a)	163,100	2,935,800
McGraw-Hill Companies, Inc.	130,000	11,342,500
Mediaset Spa	156,700	2,256,690
News Corp. Class A	641,784	10,858,985
Omnicom Group, Inc.	81,000	7,170,120
Pixar (a)	498,853	48,663,110
Rogers Communications, Inc. Class B (non-vtg.)	381,600	10,390,349
SBS Broadcasting SA (a)	312,200	13,942,852
Sirius Satellite Radio, Inc. (a)	978,000	5,496,360
Walt Disney Co.	180,800	5,194,384
Washington Post Co. Class B	17,700	15,823,800
XM Satellite Radio Holdings, Inc. Class A (a)	800,422	25,213,293
		175,914,092
Multiline Retail - 0.3%
Marks & Spencer Group PLC	223,300	1,460,055
Neiman Marcus Group, Inc. Class A	86,300	7,897,313
Nordstrom, Inc.	299,600	16,591,848
Target Corp.	357,100	17,862,142
		43,811,358
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	44,800	2,564,352
American Eagle Outfitters, Inc.	358,200	10,584,810
bebe Stores, Inc.	166,800	5,662,860
Bed Bath & Beyond, Inc. (a)	358,000	13,081,320
Build-A-Bear Workshop, Inc.	166,000	5,087,900
Chico's FAS, Inc. (a)	1,646,500	46,530,090
Guitar Center, Inc. (a)	161,300	8,844,079
Halfords Group PLC	943,366	5,339,264
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,032,952
Inditex SA	146,100	4,369,046
Lowe's Companies, Inc.	46,400	2,648,976
New York & Co., Inc.	182,100	3,654,747
Office Depot, Inc. (a)	88,800	1,969,584
Pacific Sunwear of California, Inc. (a)	576,072	16,118,495
PETCO Animal Supplies, Inc. (a)	600,250	22,095,203
Regis Corp.	141,400	5,787,502
Signet Group PLC	2,348,926	4,771,799
Staples, Inc.	1,086,400	34,145,552
The Children's Place Retail Stores, Inc. (a)	62,200	2,970,050
TJX Companies, Inc.	1,029,800	25,363,974
Too, Inc. (a)	135,400	3,340,318
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	810,600	$ 38,884,482
Weight Watchers International, Inc. (a)	44,800	1,925,504
		278,772,859
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	1,753,511	13,569,591
Carter's, Inc. (a)	106,100	4,217,475
Coach, Inc. (a)	1,266,324	71,711,928
Delta Woodside Industries, Inc. (a)	22,175	15,966
Geox Spa	165,466	1,438,767
Hartmarx Corp. (a)	130,200	1,242,108
NIKE, Inc. Class B	113,800	9,480,678
Polo Ralph Lauren Corp. Class A	116,300	4,512,440
Quiksilver, Inc. (a)	143,700	4,171,611
		110,360,564
TOTAL CONSUMER DISCRETIONARY		1,246,238,800
CONSUMER STAPLES - 5.9%
Beverages - 0.1%
Diageo PLC sponsored ADR	20,000	1,138,000
PepsiCo, Inc.	210,410	11,158,042
		12,296,042
Food & Staples Retailing - 1.6%
CVS Corp.	45,000	2,367,900
Sysco Corp.	1,690,300	60,512,740
Tesco PLC	3,397,590	20,321,185
United Natural Foods, Inc. (a)	343,252	9,827,305
Wal-Mart de Mexico SA de CV Series V	1,349,700	4,736,107
Wal-Mart Stores, Inc.	168,500	8,443,535
Walgreen Co.	963,300	42,789,786
Whole Foods Market, Inc.	537,207	54,864,951
William Morrison Supermarkets PLC	2,492,930	9,233,588
		213,097,097
Food Products - 0.6%
Groupe Danone sponsored ADR	28,300	565,151
Hershey Foods Corp.	442,600	26,759,596
Kellogg Co.	536,100	23,197,047
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	27,800	1,137,288
Nestle SA (Reg.)	36,812	10,068,726
Wm. Wrigley Jr. Co.	275,400	18,057,978
		79,785,786
Household Products - 0.5%
Colgate-Palmolive Co.	1,003,000	52,326,510
Procter & Gamble Co.	170,300	9,025,900
Rayovac Corp. (a)	38,400	1,597,440
		62,949,850

	Shares	Value
Personal Products - 3.1%
Avon Products, Inc.	6,736,356	$ 289,259,127
Gillette Co.	2,615,600	132,035,488
		421,294,615
TOTAL CONSUMER STAPLES		789,423,390
ENERGY - 12.4%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.	56,800	2,834,320
Halliburton Co.	676,600	29,262,950
Lone Star Technologies, Inc. (a)	107,400	4,234,782
Maverick Tube Corp. (a)	117,500	3,819,925
Noble Corp.	37,200	2,091,012
Oil States International, Inc. (a)	111,200	2,285,160
Schlumberger Ltd. (NY Shares)	996,100	70,205,128
Smith International, Inc.	456,575	28,640,950
Tenaris SA sponsored ADR	78,000	4,797,780
Unit Corp. (a)	139,800	6,314,766
		154,486,773
Oil & Gas - 11.2%
Anadarko Petroleum Corp.	84,600	6,438,060
Apache Corp.	699,080	42,804,668
Ashland, Inc.	156,700	10,572,549
Bill Barrett Corp.	136,100	3,934,651
Blackrock Ventures, Inc. (a)	2,009,400	17,545,282
BP PLC sponsored ADR	2,195,032	136,969,997
Burlington Resources, Inc.	901,380	45,132,097
Cairn Energy PLC (a)	112,091	2,463,513
Canadian Natural Resources Ltd.	40,600	2,294,870
Chesapeake Energy Corp.	1,285,200	28,197,288
China Petroleum & Chemical Corp. sponsored ADR	574,940	23,440,304
Cimarex Energy Co. (a)	55,500	2,164,500
Devon Energy Corp.	121,100	5,782,525
EnCana Corp.	5,040,192	356,030,753
Encore Acquisition Co. (a)	368,828	15,232,596
ENI Spa sponsored ADR	100,700	13,107,112
EOG Resources, Inc.	721,200	35,151,288
Exxon Mobil Corp.	2,657,400	158,381,040
Forest Oil Corp. (a)	55,400	2,243,700
Frontline Ltd. (NY Shares)	45,500	2,229,500
Houston Exploration Co. (a)	126,900	7,226,955
Imperial Oil Ltd.	238,800	18,169,651
Mariner Energy, Inc. (d)	527,600	7,386,400
Murphy Oil Corp.	1,103,500	108,948,555
Newfield Exploration Co. (a)	62,400	4,633,824
Noble Energy, Inc.	154,200	10,488,684
Occidental Petroleum Corp.	299,400	21,308,298
OPTI Canada, Inc.	110,500	2,393,832
Patina Oil & Gas Corp.	185,300	7,412,000
PetroChina Co. Ltd. sponsored ADR	506,600	32,027,252
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
PetroKazakhstan, Inc. Class A	232,060	$ 9,354,163
Petroleo Brasileiro SA Petrobras sponsored ADR	97,100	4,289,878
Premcor, Inc.	1,896,526	113,184,672
Quicksilver Resources, Inc. (a)	507,200	24,715,856
Range Resources Corp.	685,400	16,010,944
Statoil ASA	478,700	8,158,114
Talisman Energy, Inc.	257,010	8,795,803
Total SA sponsored ADR	708,500	83,057,455
Valero Energy Corp.	676,200	49,545,174
Whiting Petroleum Corp. New (a)	272,800	11,124,784
XTO Energy, Inc.	1,025,900	33,690,556
		1,492,039,143
TOTAL ENERGY		1,646,525,916
FINANCIALS - 12.2%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.	21,100	2,107,890
BlackRock, Inc. Class A	34,100	2,555,113
Goldman Sachs Group, Inc.	92,300	10,152,077
Legg Mason, Inc.	193,300	15,104,462
Lehman Brothers Holdings, Inc.	377,300	35,526,568
Merrill Lynch & Co., Inc.	83,400	4,720,440
		70,166,550
Commercial Banks - 1.3%
East West Bancorp, Inc.	195,106	7,203,314
HSBC Holdings PLC sponsored ADR	260,917	20,716,810
M&T Bank Corp.	617,900	63,062,874
PrivateBancorp, Inc.	54,600	1,714,986
UCBH Holdings, Inc.	181,930	7,259,007
Wachovia Corp.	361,849	18,421,733
Wells Fargo & Co.	814,300	48,695,140
Westcorp	19,020	803,595
		167,877,459
Consumer Finance - 1.3%
American Express Co.	617,600	31,726,112
First Marblehead Corp. (a)	252,288	14,514,129
MBNA Corp.	788,000	19,345,400
SLM Corp.	2,068,900	103,113,976
		168,699,617
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	243,900	9,216,330
CapitalSource, Inc. (a)	233,600	5,372,800
Citigroup, Inc.	3,500	157,290
KKR Financial Corp. (d)	338,400	3,553,200

	Shares	Value
Moody's Corp.	678,400	$ 54,855,424
Nasdaq Stock Market, Inc. (a)	111,700	1,195,190
		74,350,234
Insurance - 7.3%
ACE Ltd.	298,800	12,331,476
AFLAC, Inc.	247,500	9,221,850
Allstate Corp.	1,847,500	99,875,850
American International Group, Inc.	2,274,914	126,052,985
Assurant, Inc.	755,100	25,446,870
Berkshire Hathaway, Inc. Class A (a)	3,915	340,605,000
Brit Insurance Holdings PLC	3,985,600	6,100,748
Endurance Specialty Holdings Ltd.	358,100	13,550,504
Everest Re Group Ltd.	786,680	66,954,335
Genworth Financial, Inc. Class A	297,400	8,184,448
HCC Insurance Holdings, Inc.	510,700	18,466,912
IPC Holdings Ltd.	160,300	6,296,584
Markel Corp. (a)	29,750	10,269,998
Mercury General Corp.	251,400	13,892,364
MetLife, Inc.	322,600	12,613,660
Montpelier Re Holdings Ltd.	1,449,200	50,939,380
PartnerRe Ltd.	395,800	25,568,680
Progressive Corp.	325,300	29,849,528
RenaissanceRe Holdings Ltd.	767,565	35,845,286
StanCorp Financial Group, Inc.	154,900	13,132,422
W.R. Berkley Corp.	512,250	25,407,600
Wesco Financial Corp.	450	173,241
White Mountains Insurance Group Ltd.	15,967	9,715,920
Willis Group Holdings Ltd.	253,700	9,353,919
		969,849,560
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	384,800	13,464,152
CBL & Associates Properties, Inc.	195,981	14,014,601
Equity Residential (SBI)	192,900	6,213,309
General Growth Properties, Inc.	67,100	2,288,110
Vornado Realty Trust	60,900	4,218,543
		40,198,715
Thrifts & Mortgage Finance - 0.9%
Doral Financial Corp.	122,675	2,685,356
Golden West Financial Corp., Delaware	1,980,400	119,814,200
		122,499,556
TOTAL FINANCIALS		1,613,641,691
HEALTH CARE - 11.5%
Biotechnology - 2.0%
Affymetrix, Inc. (a)	45,000	1,927,800
Biogen Idec, Inc. (a)	185,100	6,387,801
Eyetech Pharmaceuticals, Inc. (a)	67,100	1,845,250
Genentech, Inc. (a)	4,209,400	238,294,134
Idenix Pharmaceuticals, Inc.	61,900	1,228,715
Invitrogen Corp. (a)	32,300	2,235,160
MannKind Corp.	56,400	802,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ONYX Pharmaceuticals, Inc. (a)	199,500	$ 6,254,325
Protein Design Labs, Inc. (a)	120	1,919
Seattle Genetics, Inc. (a)	712,300	3,661,222
ViaCell, Inc.	128,000	965,120
		263,604,018
Health Care Equipment & Supplies - 3.4%
Advanced Neuromodulation Systems, Inc. (a)	436,550	11,703,906
Alcon, Inc.	781,700	69,797,993
American Medical Systems Holdings, Inc. (a)	451,800	7,761,924
Animas Corp.	208,400	4,211,764
Aspect Medical Systems, Inc. (a)	105,400	2,275,586
Bio-Rad Laboratories, Inc. Class A (a)	168,400	8,202,764
Boston Scientific Corp. (a)	102,900	3,013,941
C.R. Bard, Inc.	467,800	31,847,824
Cooper Companies, Inc.	255,232	18,606,413
DENTSPLY International, Inc.	1,700,062	92,500,373
Fisher Scientific International, Inc. (a)	390,847	22,247,011
Gen-Probe, Inc. (a)	472,300	21,045,688
IDEXX Laboratories, Inc. (a)	266,070	14,410,351
Integra LifeSciences Holdings Corp. (a)	156,400	5,508,408
IntraLase Corp.	91,200	1,526,688
Intuitive Surgical, Inc. (a)	353,500	16,073,645
Kinetic Concepts, Inc.	351,100	20,943,115
Lumenis Ltd. (a)	237	564
Medtronic, Inc.	212,840	10,844,198
Nobel Biocare Holding AG (Switzerland)	51,316	10,797,612
Smith & Nephew PLC	1,118,303	10,516,521
St. Jude Medical, Inc. (a)	738,652	26,591,472
Synthes, Inc.	179,218	19,922,265
Thermo Electron Corp. (a)	135,600	3,429,324
Ventana Medical Systems, Inc. (a)	198,600	7,439,556
Waters Corp. (a)	427,700	15,307,383
Zimmer Holdings, Inc. (a)	22,171	1,725,126
		458,251,415
Health Care Providers & Services - 3.9%
Advisory Board Co. (a)	55,700	2,434,090
Aetna, Inc.	1,845,900	138,350,205
American Healthways, Inc. (a)	201,900	6,666,738
Caremark Rx, Inc. (a)	184,800	7,351,344
DaVita, Inc. (a)	136,200	5,699,970
Matria Healthcare, Inc. (a)	205,950	6,324,725
Merge Technologies, Inc. (a)	350,000	6,142,500
Patterson Companies, Inc. (a)	3,641,604	181,898,120
UnitedHealth Group, Inc.	1,310,410	124,986,906
VCA Antech, Inc. (a)	171,900	3,477,537
Ventiv Health, Inc. (a)	105,900	2,435,700
WebMD Corp. (a)	91,597	778,575

	Shares	Value
Wellcare Health Plans, Inc.	42,600	$ 1,297,596
WellPoint, Inc. (a)	202,700	25,408,445
		513,252,451
Pharmaceuticals - 2.2%
American Pharmaceutical Partners, Inc. (a)	19,700	1,019,278
Cypress Bioscience, Inc. (a)	226,000	2,065,640
Johnson & Johnson	766,750	51,494,930
Novartis AG sponsored ADR	775,900	36,296,602
Novo Nordisk AS Series B	1,426,174	79,397,300
Pfizer, Inc.	265	6,962
Roche Holding AG (participation certificate)	868,505	93,060,588
Schering-Plough Corp.	1,517,600	27,544,440
Sepracor, Inc. (a)	36,900	2,118,429
		293,004,169
TOTAL HEALTH CARE		1,528,112,053
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.9%
L-3 Communications Holdings, Inc.	179,700	12,762,294
Lockheed Martin Corp.	1,315,835	80,344,885
Precision Castparts Corp.	196,886	15,162,191
Rockwell Collins, Inc.	71,200	3,388,408
United Technologies Corp.	109,400	11,121,604
		122,779,382
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,106,413	57,013,462
Expeditors International of Washington, Inc.	48,900	2,618,595
United Parcel Service, Inc. Class B	248,646	18,086,510
		77,718,567
Airlines - 0.6%
JetBlue Airways Corp. (a)	680,943	12,965,155
Ryanair Holdings PLC sponsored ADR (a)	1,390,751	60,873,171
		73,838,326
Building Products - 0.1%
Lennox International, Inc.	212,500	4,658,000
Masco Corp.	366,700	12,713,489
		17,371,489
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	1,042,250	27,390,330
Cendant Corp.	136,600	2,805,764
Consolidated Graphics, Inc. (a)	11,900	625,940
Corporate Executive Board Co.	62,100	3,971,295
Educate, Inc.	336,592	4,668,531
Laureate Education, Inc. (a)	373,691	15,990,238
PeopleSupport, Inc.	60,984	536,659
PHH Corp. (a)	76,500	1,673,055
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Resources Connection, Inc. (a)	655,200	$ 13,713,336
Robert Half International, Inc.	497,400	13,409,904
		84,785,052
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	75,700	3,333,071
Jacobs Engineering Group, Inc. (a)	262,020	13,604,078
Paul Y-ITC Construction Holdings Ltd.	6,732,000	2,157,844
		19,094,993
Electrical Equipment - 0.6%
American Power Conversion Corp.	269,600	7,039,256
Cooper Industries Ltd. Class A	859,800	61,492,896
Rockwell Automation, Inc.	123,100	6,972,384
Roper Industries, Inc.	80,000	5,240,000
Ultralife Batteries, Inc. (a)	306,920	5,254,470
		85,999,006
Industrial Conglomerates - 2.8%
3M Co.	3,740,420	320,516,590
Carlisle Companies, Inc.	88,200	6,153,714
Hutchison Whampoa Ltd.	1,842,000	15,646,296
Siemens AG sponsored ADR	157,600	12,459,856
Tyco International Ltd.	335,800	11,350,040
		366,126,496
Machinery - 3.4%
A.S.V., Inc. (a)	137,664	5,457,689
Bucyrus International, Inc. Class A	244,100	9,534,546
Caterpillar, Inc.	423,400	38,715,696
Cummins, Inc.	496,900	34,956,915
Danaher Corp.	2,768,660	147,874,131
Deere & Co.	146,600	9,841,258
Eaton Corp.	100,300	6,559,620
Harsco Corp.	65,700	3,916,377
Ingersoll-Rand Co. Ltd. Class A	203,600	16,216,740
ITT Industries, Inc.	28,000	2,526,720
Joy Global, Inc.	646,502	22,666,360
Oshkosh Truck Co.	108,900	8,928,711
PACCAR, Inc.	1,209,244	87,537,173
Pall Corp.	88,400	2,397,408
Parker Hannifin Corp.	111,400	6,786,488
Volvo AB ADR	933,500	41,447,400
		445,363,232
Marine - 0.0%
Alexander & Baldwin, Inc.	62,630	2,580,356
Stolt-Nielsen SA	78,400	2,808,307
		5,388,663
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	225,100	12,139,643
Canadian National Railway Co.	378,600	23,901,199
Heartland Express, Inc.	571,226	10,938,978

	Shares	Value
Knight Transportation, Inc.	325,420	$ 8,028,111
Laidlaw International, Inc. (a)	96,600	2,009,280
Landstar System, Inc. (a)	689,894	22,594,029
Norfolk Southern Corp.	66,700	2,471,235
Yellow Roadway Corp. (a)	334,187	19,563,307
		101,645,782
Trading Companies & Distributors - 0.2%
Fastenal Co.	166,212	9,193,186
Mitsui & Co. Ltd.	444,000	4,095,276
MSC Industrial Direct Co., Inc. Class A	213,000	6,509,280
		19,797,742
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	674,400	6,069,600
TOTAL INDUSTRIALS		1,425,978,330
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.6%
Comverse Technology, Inc. (a)	636,800	16,060,096
Ditech Communications Corp. (a)	500,000	6,235,000
Harris Corp.	1,036,000	33,825,400
Plantronics, Inc.	245,600	9,352,448
QUALCOMM, Inc.	2,100,700	76,990,655
Research In Motion Ltd. (a)	840,350	64,419,422
Telefonaktiebolaget LM Ericsson ADR (a)	97,009	2,735,654
		209,618,675
Computers & Peripherals - 1.2%
Apple Computer, Inc. (a)	1,812,000	75,506,040
Avid Technology, Inc. (a)	184,500	9,985,140
Dell, Inc. (a)	1,261,982	48,485,348
Hewlett-Packard Co.	51,000	1,118,940
NCR Corp. (a)	295,900	9,983,666
Network Appliance, Inc. (a)	77,800	2,151,948
Novatel Wireless, Inc.	34,700	373,025
Seagate Technology	535,400	10,467,070
		158,071,177
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	497,500	18,427,400
Cogent, Inc.	174,120	4,384,342
Dionex Corp. (a)	49,600	2,703,200
Dolby Laboratories, Inc. Class A	63,600	1,494,600
FARO Technologies, Inc. (a)	10,800	254,232
FLIR Systems, Inc. (a)	1,632,000	49,449,600
Hon Hai Precision Industries Co. Ltd.	5,007,200	22,249,984
National Instruments Corp.	289,957	7,843,337
Symbol Technologies, Inc.	922,200	13,362,678
Trimble Navigation Ltd. (a)	123,400	4,172,154
Xyratex Ltd.	81,139	1,517,299
		125,858,826
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	1,395,783	$ 17,768,318
Boss Media AB (a)	474,000	2,097,998
Digital River, Inc. (a)	229,804	7,160,693
Google, Inc. Class A (sub. vtg.)	704,043	127,086,802
InfoSpace, Inc. (a)	139,295	5,687,415
Marchex, Inc. Class B	298,355	5,561,337
Websense, Inc. (a)	204,583	11,006,565
Yahoo!, Inc. (a)	7,060,596	239,354,204
		415,723,332
IT Services - 1.9%
Alliance Data Systems Corp. (a)	747,500	30,199,000
Anteon International Corp. (a)	542,900	21,135,097
Cognizant Technology Solutions Corp. Class A (a)	1,546,796	71,461,975
Fiserv, Inc. (a)	124,900	4,971,020
Global Payments, Inc.	45,200	2,914,948
Infosys Technologies Ltd. sponsored ADR	1,064,400	78,478,212
Kanbay International, Inc.	211,964	4,336,783
Ness Technologies, Inc.	343,045	4,109,679
SRA International, Inc. Class A (a)	504,900	30,420,225
Wright Express Corp.	167,600	2,865,960
		250,892,899
Office Electronics - 0.1%
Canon, Inc.	50,700	2,717,520
Zebra Technologies Corp. Class A (a)	227,970	10,826,295
		13,543,815
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	821,400	29,685,396
FormFactor, Inc. (a)	110,200	2,494,928
International Rectifier Corp. (a)	638,600	29,056,300
Lam Research Corp. (a)	42,900	1,238,094
Marvell Technology Group Ltd. (a)	4,636,900	177,778,746
Samsung Electronics Co. Ltd.	335,500	165,524,327
SigmaTel, Inc. (a)	169,700	6,351,871
Tessera Technologies, Inc. (a)	458,700	19,829,601
Texas Instruments, Inc.	22,400	570,976
Vitesse Semiconductor Corp. (a)	207,900	557,172
Volterra Semiconductor Corp.	105,800	1,428,300
		434,515,711
Software - 1.5%
Activision, Inc. (a)	1,387,628	20,536,894
Adobe Systems, Inc.	755,998	50,780,386
Altiris, Inc. (a)	761,839	18,169,860
Autodesk, Inc.	659,200	19,617,792
Cognos, Inc. (a)	484,950	20,414,093
Kronos, Inc. (a)	117,706	6,015,954
Macrovision Corp. (a)	96,300	2,194,677
Microsoft Corp.	334,600	8,087,282
NAVTEQ Corp.	195,500	8,474,925
NDS Group PLC sponsored ADR (a)	75,100	2,608,223

	Shares	Value
Quality Systems, Inc.	102,386	$ 4,335,023
Symantec Corp. (a)	1,313,598	28,019,045
Take-Two Interactive Software, Inc. (a)	100,000	3,910,000
THQ, Inc. (a)	78,200	2,200,548
		195,364,702
TOTAL INFORMATION TECHNOLOGY		1,803,589,137
MATERIALS - 8.5%
Chemicals - 1.8%
Albemarle Corp.	36,400	1,323,504
BASF AG sponsored ADR	30,200	2,130,610
Bayer AG	135,300	4,477,077
Celanese Corp. Class A	622,500	11,198,775
Crompton Corp.	142,500	2,080,500
Dow Chemical Co.	633,300	31,570,005
Ecolab, Inc.	1,696,800	56,079,240
Great Lakes Chemical Corp.	121,500	3,902,580
Huntsman Corp.	347,100	8,094,372
Lyondell Chemical Co.	129,900	3,626,808
Monsanto Co.	4,600	296,700
Nalco Holding Co.	507,900	9,563,757
NOVA Chemicals Corp.	570,500	24,369,133
Potash Corp. of Saskatchewan	495,100	43,443,039
PPG Industries, Inc.	31,100	2,224,272
Praxair, Inc.	362,400	17,344,464
Rohm & Haas Co.	147,400	7,075,200
Westlake Chemical Corp.	66,600	2,154,510
		230,954,546
Construction Materials - 0.3%
Cemex SA de CV sponsored ADR	61,600	2,233,000
Eagle Materials, Inc.	101,700	8,231,598
Florida Rock Industries, Inc.	44,700	2,629,254
Lafarge North America, Inc.	45,482	2,658,423
Lafarge SA (Bearer)	67,200	6,506,968
Rinker Group Ltd.	862,765	7,195,719
Texas Industries, Inc.	65,700	3,531,375
Vulcan Materials Co.	43,500	2,472,105
		35,458,442
Containers & Packaging - 0.2%
Ball Corp.	50,973	2,114,360
Owens-Illinois, Inc. (a)	1,107,100	27,832,494
Peak International Ltd. (a)	200,000	760,000
		30,706,854
Metals & Mining - 6.2%
Aber Diamond Corp.	611,150	18,540,676
Alumina Ltd.	1,152,300	5,241,297
Anglo American PLC ADR	1,386,872	33,146,241
Apex Silver Mines Ltd. (a)	55,200	884,304
Arch Coal, Inc.	135,000	5,806,350
BHP Billiton Ltd. sponsored ADR	2,445,600	68,427,888
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Caemi Mineracao E Metalurgia SA (PN) (a)	5,132,000	$ 4,747,581
Carpenter Technology Corp.	285,700	16,973,437
Cleveland-Cliffs, Inc.	56,200	4,095,294
Companhia Vale do Rio Doce sponsored ADR	1,135,100	35,880,511
Compania de Minas Buenaventura SA sponsored ADR	523,600	11,927,608
Compass Minerals International, Inc.	430,100	10,946,045
CONSOL Energy, Inc.	297,800	14,002,556
Dofasco, Inc.	55,900	1,647,788
Eldorado Gold Corp. (a)	1,844,900	5,262,862
First Quantum Minerals Ltd.	492,800	9,172,257
Fording Canadian Coal Trust	66,100	6,059,622
Freeport-McMoRan Copper & Gold, Inc. Class B	612,934	24,278,316
Gabriel Resources Ltd. (a)	2,171,800	3,232,380
Gerdau SA sponsored ADR	111,100	1,833,150
Glamis Gold Ltd. (a)	2,259,800	35,090,991
Goldcorp, Inc.	3,850,166	54,884,126
International Steel Group, Inc. (a)	91,200	3,602,400
IPSCO, Inc.	845,900	43,484,044
Ivanhoe Mines Ltd. (a)	933,000	7,020,258
Lionore Mining International Ltd. (a)	1,329,000	7,472,466
Meridian Gold, Inc. (a)	191,900	3,236,944
Newcrest Mining Ltd.	644,400	8,663,876
Newmont Mining Corp.	2,682,551	113,337,780
Nucor Corp.	983,200	56,592,992
Peabody Energy Corp.	576,000	26,703,360
Phelps Dodge Corp.	145,000	14,750,850
Placer Dome, Inc.	165,700	2,679,917
POSCO sponsored ADR	699,400	34,522,384
Rio Tinto PLC (Reg.)	2,183,069	70,813,301
Shore Gold, Inc. (a)	329,800	1,535,285
Southern African Resources PLC (a)	7,723,375	3,867,741
Sumitomo Metal Mining Co. Ltd.	294,000	2,212,712
Teck Cominco Ltd. Class B (sub. vtg.)	416,900	15,460,530
United States Steel Corp.	422,300	21,473,955
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	88,900	1,907,854
Xstrata PLC	606,800	11,581,673
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	1,548,000	2,103,841
		825,105,443
TOTAL MATERIALS		1,122,225,285
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	285,000	3,687,900

	Shares	Value
Philippine Long Distance Telephone Co. sponsored ADR	88,700	$ 2,236,127
PT Indosat Tbk	3,790,000	1,910,798
Telefonica SA sponsored ADR	41,100	2,135,967
		9,970,792
Wireless Telecommunication Services - 3.5%
America Movil SA de CV sponsored ADR	2,391,300	123,391,080
American Tower Corp. Class A (a)	119,200	2,173,016
KDDI Corp.	1,548	7,666,011
MTN Group Ltd.	447,300	3,150,706
Nextel Communications, Inc. Class A (a)	4,381,400	124,519,388
Nextel Partners, Inc. Class A (a)	2,586,800	56,806,128
NII Holdings, Inc. (a)	1,020,853	58,699,048
Telefonica Moviles SA sponsored ADR	193,400	2,272,450
Telesystem International Wireless, Inc. (a)	725,200	11,081,277
Vodafone Group PLC sponsored ADR	2,722,700	72,314,912
Western Wireless Corp. Class A (a)	299,500	11,369,020
		473,443,036
TOTAL TELECOMMUNICATION SERVICES		483,413,828
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	250,000	17,665,000
Exelon Corp.	242,300	11,119,147
PG&E Corp.	484,300	16,514,630
TXU Corp.	224,600	17,884,898
		63,183,675
Gas Utilities - 0.1%
Southern Union Co.	414,145	10,399,181
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	540,000	8,845,200
CMS Energy Corp. (a)	392,700	5,120,808
Dominion Resources, Inc.	36,600	2,724,138
Duke Energy Corp.	886,800	24,839,268
NRG Energy, Inc. (a)	208,200	7,110,030
		48,639,444
TOTAL UTILITIES		122,222,300
TOTAL COMMON STOCKS (Cost $8,218,788,713)		11,781,370,730
Convertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Huntsman Corp. 5.00%	36,000	1,836,562
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,800,000)		1,836,562
Corporate Bonds - 0.1%
	Principal Amount (e)	Value
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (d)	$ 6,150,000	$ 5,702,280
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	3,140,000	4,956,490
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
LSI Logic Corp. 4% 5/15/10	2,330,000	2,116,572
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	2,280,000	2,285,700
TOTAL CONVERTIBLE BONDS		15,061,042
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	1,160,000	2,408,033
TOTAL CORPORATE BONDS (Cost $17,581,842)			17,469,075
U.S. Treasury Obligations - 1.9%

U.S. Treasury Bonds 5.375% 2/15/31		53,900,000	58,744,694
U.S. Treasury Notes:
4.25% 8/15/13		55,175,000	54,409,888
4.25% 11/15/13		55,850,000	54,988,235
4.25% 8/15/14		29,700,000	29,124,563
4.75% 5/15/14		52,600,000	53,586,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $251,836,443)			250,853,630
Money Market Funds - 11.6%
		Shares	Value
Fidelity Cash Central Fund, 2.73% (b)		1,247,867,958	$ 1,247,867,958
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)		293,634,290	293,634,290
TOTAL MONEY MARKET FUNDS (Cost $1,541,502,248)			1,541,502,248
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $10,031,509,246)			13,593,032,245
NET OTHER ASSETS - (2.3)%			(310,472,645)
NET ASSETS - 100%			$ 13,282,559,600
Currency Abbreviation
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,641,880 or 0.1% of net assets.

(e) Principal amount is stated in United States dollars unless otherwise noted.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $10,048,448,997. Net unrealized appreciation aggregated $3,544,583,248, of which $3,687,895,808 related to appreciated investment securities and $143,312,560 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2005

1.799879.101

VIPIDX-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	17,864	$ 327,983
Dana Corp.	38,225	488,898
Delphi Corp.	142,861	640,017
Goodyear Tire & Rubber Co. (a)	44,747	597,372
Johnson Controls, Inc.	48,667	2,713,672
Visteon Corp.	32,976	188,293
		4,956,235
Automobiles - 0.5%
Ford Motor Co.	466,086	5,280,754
General Motors Corp.	143,785	4,225,841
Harley-Davidson, Inc.	74,327	4,293,128
		13,799,723
Distributors - 0.1%
Genuine Parts Co.	44,477	1,934,305
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	134,118	6,948,654
Darden Restaurants, Inc.	37,611	1,153,905
Harrah's Entertainment, Inc.	28,977	1,871,335
Hilton Hotels Corp.	97,936	2,188,870
International Game Technology	87,836	2,341,708
Marriott International, Inc. Class A	51,151	3,419,956
McDonald's Corp.	323,838	10,084,315
Starbucks Corp. (a)	101,733	5,255,527
Starwood Hotels & Resorts Worldwide, Inc. unit	54,087	3,246,843
Wendy's International, Inc.	29,015	1,132,746
Yum! Brands, Inc.	74,175	3,843,007
		41,486,866
Household Durables - 0.6%
Black & Decker Corp.	20,422	1,613,134
Centex Corp.	32,217	1,845,068
Fortune Brands, Inc.	36,883	2,973,876
KB Home	10,603	1,245,428
Leggett & Platt, Inc.	48,582	1,403,048
Maytag Corp.	20,239	282,739
Newell Rubbermaid, Inc.	69,954	1,534,791
Pulte Homes, Inc.	30,163	2,220,902
Snap-On, Inc.	14,748	468,839
The Stanley Works	19,139	866,423
Whirlpool Corp.	17,020	1,152,765
		15,607,013
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	308,107	11,480,067
Leisure Equipment & Products - 0.2%
Brunswick Corp.	24,665	1,155,555
Eastman Kodak Co.	72,979	2,375,466
Hasbro, Inc.	42,490	868,921
Mattel, Inc.	106,074	2,264,680
		6,664,622

	Shares	Value
Media - 3.9%
Clear Channel Communications, Inc.	134,174	$ 4,624,978
Comcast Corp. Class A (a)	563,118	19,022,126
Dow Jones & Co., Inc.	17,970	671,539
Gannett Co., Inc.	63,939	5,056,296
Interpublic Group of Companies, Inc. (a)	107,653	1,321,979
Knight-Ridder, Inc.	19,220	1,292,545
McGraw-Hill Companies, Inc.	48,482	4,230,055
Meredith Corp.	11,578	541,272
News Corp. Class A	733,931	12,418,113
Omnicom Group, Inc.	47,433	4,198,769
The New York Times Co. Class A	37,109	1,357,447
Time Warner, Inc. (a)	1,169,956	20,532,728
Tribune Co.	75,930	3,027,329
Univision Communications, Inc. Class A (a)	74,302	2,057,422
Viacom, Inc. Class B (non-vtg.)	434,043	15,117,718
Walt Disney Co.	521,193	14,973,875
		110,444,191
Multiline Retail - 1.2%
Big Lots, Inc. (a)	28,731	345,347
Dillard's, Inc. Class A	17,980	483,662
Dollar General Corp.	76,741	1,681,395
Family Dollar Stores, Inc.	42,693	1,296,159
Federated Department Stores, Inc.	43,073	2,741,166
JCPenney Co., Inc.	72,705	3,774,844
Kohl's Corp. (a)	82,972	4,283,844
Nordstrom, Inc.	32,093	1,777,310
Sears Holdings Corp. (a)	24,493	3,261,733
Target Corp.	227,945	11,401,809
The May Department Stores Co.	74,330	2,751,697
		33,798,966
Specialty Retail - 2.3%
AutoNation, Inc. (a)	57,487	1,088,804
AutoZone, Inc. (a)	17,228	1,476,440
Bed Bath & Beyond, Inc. (a)	77,034	2,814,822
Best Buy Co., Inc.	76,001	4,104,814
Circuit City Stores, Inc.	48,692	781,507
Gap, Inc.	187,478	4,094,520
Home Depot, Inc.	559,016	21,376,772
Limited Brands, Inc.	97,255	2,363,297
Lowe's Companies, Inc.	196,719	11,230,688
Office Depot, Inc. (a)	79,623	1,766,038
OfficeMax, Inc.	23,790	796,965
RadioShack Corp.	40,341	988,355
Sherwin-Williams Co.	32,220	1,417,358
Staples, Inc.	126,076	3,962,569
Tiffany & Co., Inc.	37,039	1,278,586
TJX Companies, Inc.	122,669	3,021,337
Toys 'R' Us, Inc. (a)	54,746	1,410,257
		63,973,129
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	48,671	2,756,239
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Jones Apparel Group, Inc.	31,162	$ 1,043,615
Liz Claiborne, Inc.	27,633	1,108,912
NIKE, Inc. Class B	58,482	4,872,135
Reebok International Ltd.	14,262	631,807
VF Corp.	25,454	1,505,350
		11,918,058
TOTAL CONSUMER DISCRETIONARY		316,063,175
CONSUMER STAPLES - 10.2%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	197,788	9,373,173
Brown-Forman Corp. Class B (non-vtg.)	22,945	1,256,239
Coca-Cola Enterprises, Inc.	89,790	1,842,491
Molson Coors Brewing Co. Class B	20,464	1,579,207
Pepsi Bottling Group, Inc.	50,334	1,401,802
PepsiCo, Inc.	427,206	22,654,734
The Coca-Cola Co.	576,715	24,031,714
		62,139,360
Food & Staples Retailing - 2.9%
Albertsons, Inc.	93,695	1,934,802
Costco Wholesale Corp.	120,246	5,312,468
CVS Corp.	101,843	5,358,979
Kroger Co. (a)	186,387	2,987,784
Safeway, Inc. (a)	113,918	2,110,901
SUPERVALU, Inc.	34,393	1,147,007
Sysco Corp.	162,135	5,804,433
Wal-Mart Stores, Inc.	862,443	43,217,019
Walgreen Co.	260,009	11,549,600
		79,422,993
Food Products - 1.2%
Archer-Daniels-Midland Co.	158,634	3,899,224
Campbell Soup Co.	82,891	2,405,497
ConAgra Foods, Inc.	131,229	3,545,808
General Mills, Inc.	92,937	4,567,854
H.J. Heinz Co.	89,114	3,282,960
Hershey Foods Corp.	55,692	3,367,138
Kellogg Co.	89,346	3,866,001
McCormick & Co., Inc. (non-vtg.)	34,567	1,190,142
Sara Lee Corp.	200,937	4,452,764
Wm. Wrigley Jr. Co.	49,790	3,264,730
		33,842,118
Household Products - 1.8%
Clorox Co.	39,047	2,459,571
Colgate-Palmolive Co.	133,778	6,979,198
Kimberly-Clark Corp.	122,515	8,052,911
Procter & Gamble Co.	642,165	34,034,745
		51,526,425
Personal Products - 0.7%
Alberto-Culver Co.	21,583	1,032,962

	Shares	Value
Avon Products, Inc.	120,041	$ 5,154,561
Gillette Co.	252,358	12,739,032
		18,926,555
Tobacco - 1.4%
Altria Group, Inc.	526,599	34,434,309
Reynolds American, Inc.	29,643	2,388,929
UST, Inc.	42,083	2,175,691
		38,998,929
TOTAL CONSUMER STAPLES		284,856,380
ENERGY - 8.7%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	86,090	3,830,144
BJ Services Co.	41,356	2,145,549
Halliburton Co.	128,417	5,554,035
Nabors Industries Ltd. (a)	36,047	2,131,820
National Oilwell Varco, Inc. (a)	42,715	1,994,791
Noble Corp.	34,511	1,939,863
Rowan Companies, Inc.	27,298	817,029
Schlumberger Ltd. (NY Shares)	150,090	10,578,343
Transocean, Inc. (a)	81,758	4,207,267
		33,198,841
Oil & Gas - 7.5%
Amerada Hess Corp.	21,698	2,087,565
Anadarko Petroleum Corp.	60,290	4,588,069
Apache Corp.	83,108	5,088,703
Ashland, Inc.	16,882	1,139,029
Burlington Resources, Inc.	98,494	4,931,595
ChevronTexaco Corp.	535,719	31,237,775
ConocoPhillips	177,130	19,101,699
Devon Energy Corp.	122,044	5,827,601
El Paso Corp.	163,735	1,732,316
EOG Resources, Inc.	60,837	2,965,195
Exxon Mobil Corp.	1,625,496	96,879,562
Kerr-McGee Corp.	41,552	3,254,768
Kinder Morgan, Inc.	27,958	2,116,421
Marathon Oil Corp.	88,337	4,144,772
Occidental Petroleum Corp.	101,121	7,196,782
Sunoco, Inc.	17,658	1,827,956
Unocal Corp.	68,879	4,249,146
Valero Energy Corp.	65,333	4,786,949
Williams Companies, Inc.	145,157	2,730,403
XTO Energy, Inc.	88,433	2,904,140
		208,790,446
TOTAL ENERGY		241,989,287
FINANCIALS - 19.5%
Capital Markets - 2.8%
Bank of New York Co., Inc.	198,162	5,756,606
Bear Stearns Companies, Inc.	28,841	2,881,216
Charles Schwab Corp.	292,237	3,071,411
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	94,352	$ 1,132,224
Federated Investors, Inc. Class B (non-vtg.)	24,219	685,640
Franklin Resources, Inc.	50,353	3,456,733
Goldman Sachs Group, Inc.	113,986	12,537,320
Janus Capital Group, Inc.	60,150	839,093
Lehman Brothers Holdings, Inc.	70,268	6,616,435
Mellon Financial Corp.	107,877	3,078,810
Merrill Lynch & Co., Inc.	236,955	13,411,653
Morgan Stanley	283,264	16,216,864
Northern Trust Corp.	51,776	2,249,149
State Street Corp.	84,906	3,712,090
T. Rowe Price Group, Inc.	31,507	1,870,886
		77,516,130
Commercial Banks - 5.7%
AmSouth Bancorp.	90,397	2,345,802
Bank of America Corp.	1,031,919	45,507,628
BB&T Corp.	139,618	5,456,271
Comerica, Inc.	43,327	2,386,451
Compass Bancshares, Inc.	31,456	1,428,102
Fifth Third Bancorp	132,396	5,690,380
First Horizon National Corp.	31,344	1,278,522
Huntington Bancshares, Inc.	59,023	1,410,650
KeyCorp	103,436	3,356,498
M&T Bank Corp.	25,035	2,555,072
Marshall & Ilsley Corp.	52,897	2,208,450
National City Corp.	151,270	5,067,545
North Fork Bancorp, Inc., New York	119,810	3,323,529
PNC Financial Services Group, Inc.	71,950	3,703,986
Regions Financial Corp. New	118,270	3,831,948
SunTrust Banks, Inc.	86,344	6,222,812
Synovus Financial Corp.	79,133	2,204,645
U.S. Bancorp, Delaware	471,805	13,597,420
Wachovia Corp.	403,618	20,548,192
Wells Fargo & Co.	431,685	25,814,763
Zions Bancorp	22,874	1,578,763
		159,517,429
Consumer Finance - 1.2%
American Express Co.	298,637	15,340,983
Capital One Financial Corp.	62,925	4,704,902
MBNA Corp.	325,253	7,984,961
Providian Financial Corp. (a)	74,616	1,280,411
SLM Corp.	109,419	5,453,443
		34,764,700
Diversified Financial Services - 3.5%
CIT Group, Inc.	53,676	2,039,688
Citigroup, Inc.	1,330,199	59,779,143
J.P. Morgan Chase & Co.	904,652	31,300,959

	Shares	Value
Moody's Corp.	34,920	$ 2,823,631
Principal Financial Group, Inc.	76,251	2,934,901
		98,878,322
Insurance - 4.1%
ACE Ltd.	72,347	2,985,761
AFLAC, Inc.	127,755	4,760,151
Allstate Corp.	172,903	9,347,136
AMBAC Financial Group, Inc.	27,664	2,067,884
American International Group, Inc.	663,035	36,738,769
Aon Corp.	80,559	1,839,968
Cincinnati Financial Corp.	40,448	1,763,937
Hartford Financial Services Group, Inc.	75,278	5,161,060
Jefferson-Pilot Corp.	34,754	1,704,684
Lincoln National Corp.	44,382	2,003,403
Loews Corp.	40,638	2,988,519
Marsh & McLennan Companies, Inc.	134,645	4,095,901
MBIA, Inc.	35,824	1,872,879
MetLife, Inc.	186,578	7,295,200
Progressive Corp.	50,965	4,676,548
Prudential Financial, Inc.	133,393	7,656,758
SAFECO Corp.	32,374	1,576,938
St. Paul Travelers Companies, Inc.	170,423	6,259,637
The Chubb Corp.	48,764	3,865,522
Torchmark Corp.	27,520	1,436,544
UnumProvident Corp.	75,749	1,289,248
XL Capital Ltd. Class A	35,393	2,561,391
		113,947,838
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	24,350	905,820
Archstone-Smith Trust	50,859	1,734,800
Equity Office Properties Trust	102,651	3,092,875
Equity Residential (SBI)	71,983	2,318,572
Plum Creek Timber Co., Inc.	46,791	1,670,439
ProLogis	46,814	1,736,799
Simon Property Group, Inc.	56,302	3,410,775
		14,870,080
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	147,755	4,796,127
Fannie Mae	246,396	13,416,262
Freddie Mac	175,141	11,068,911
Golden West Financial Corp., Delaware	71,886	4,349,103
MGIC Investment Corp.	24,637	1,519,364
Sovereign Bancorp, Inc.	95,408	2,114,241
Washington Mutual, Inc.	222,300	8,780,850
		46,044,858
TOTAL FINANCIALS		545,539,357
HEALTH CARE - 12.8%
Biotechnology - 1.2%
Amgen, Inc. (a)	318,900	18,563,169
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Applera Corp. - Applied Biosystems Group	49,979	$ 986,585
Biogen Idec, Inc. (a)	84,911	2,930,279
Chiron Corp. (a)	37,576	1,317,415
Genzyme Corp. - General Division (a)	63,098	3,611,730
Gilead Sciences, Inc. (a)	110,206	3,945,375
MedImmune, Inc. (a)	63,318	1,507,602
		32,862,155
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	13,657	1,001,058
Baxter International, Inc.	157,756	5,360,549
Becton, Dickinson & Co.	64,384	3,761,313
Biomet, Inc.	64,324	2,334,961
Boston Scientific Corp. (a)	193,478	5,666,971
C.R. Bard, Inc.	26,661	1,815,081
Fisher Scientific International, Inc. (a)	29,857	1,699,460
Guidant Corp.	82,123	6,068,890
Hospira, Inc. (a)	39,736	1,282,281
Medtronic, Inc.	307,903	15,687,658
Millipore Corp. (a)	12,659	549,401
PerkinElmer, Inc.	32,977	680,316
St. Jude Medical, Inc. (a)	91,874	3,307,464
Stryker Corp.	95,386	4,255,169
Thermo Electron Corp. (a)	40,718	1,029,758
Waters Corp. (a)	30,761	1,100,936
Zimmer Holdings, Inc. (a)	62,799	4,886,390
		60,487,656
Health Care Providers & Services - 2.5%
Aetna, Inc.	74,936	5,616,453
AmerisourceBergen Corp.	28,284	1,620,390
Cardinal Health, Inc.	110,381	6,159,260
Caremark Rx, Inc. (a)	116,333	4,627,727
CIGNA Corp.	33,489	2,990,568
Express Scripts, Inc. (a)	19,367	1,688,609
HCA, Inc.	104,795	5,613,868
Health Management Associates, Inc. Class A	62,115	1,626,171
Humana, Inc. (a)	40,938	1,307,560
IMS Health, Inc.	59,047	1,440,156
Laboratory Corp. of America Holdings (a)	34,379	1,657,068
Manor Care, Inc.	21,940	797,738
McKesson Corp.	75,148	2,836,837
Medco Health Solutions, Inc. (a)	70,096	3,474,659
Quest Diagnostics, Inc.	23,237	2,442,906
Tenet Healthcare Corp. (a)	119,218	1,374,584
UnitedHealth Group, Inc.	163,299	15,575,459
WellPoint, Inc. (a)	77,639	9,732,049
		70,582,062

	Shares	Value
Pharmaceuticals - 7.0%
Abbott Laboratories	396,853	$ 18,501,287
Allergan, Inc.	33,502	2,327,384
Bristol-Myers Squibb Co.	497,446	12,664,975
Eli Lilly & Co.	288,352	15,023,139
Forest Laboratories, Inc. (a)	89,449	3,305,141
Johnson & Johnson	756,994	50,839,717
King Pharmaceuticals, Inc. (a)	61,493	511,007
Merck & Co., Inc.	562,095	18,195,015
Mylan Laboratories, Inc.	68,540	1,214,529
Pfizer, Inc.	1,899,228	49,892,720
Schering-Plough Corp.	375,479	6,814,944
Watson Pharmaceuticals, Inc. (a)	27,875	856,599
Wyeth	340,114	14,346,009
		194,492,466
TOTAL HEALTH CARE		358,424,339
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	50,946	5,453,769
Goodrich Corp.	30,566	1,170,372
Honeywell International, Inc.	216,578	8,058,867
L-3 Communications Holdings, Inc.	29,315	2,081,951
Lockheed Martin Corp.	102,193	6,239,905
Northrop Grumman Corp.	91,711	4,950,560
Raytheon Co.	115,343	4,463,774
Rockwell Collins, Inc.	45,410	2,161,062
The Boeing Co.	211,907	12,388,083
United Technologies Corp.	130,382	13,254,634
		60,222,977
Air Freight & Logistics - 1.0%
FedEx Corp.	76,705	7,206,435
Ryder System, Inc.	16,315	680,336
United Parcel Service, Inc. Class B	284,916	20,724,790
		28,611,561
Airlines - 0.1%
Delta Air Lines, Inc. (a)	35,596	144,164
Southwest Airlines Co.	187,550	2,670,712
		2,814,876
Building Products - 0.2%
American Standard Companies, Inc.	45,867	2,131,898
Masco Corp.	114,046	3,953,975
		6,085,873
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	69,080	504,975
Apollo Group, Inc. Class A (a)	42,186	3,124,295
Avery Dennison Corp.	25,869	1,602,067
Cendant Corp.	268,612	5,517,290
Cintas Corp.	38,032	1,571,102
Equifax, Inc.	34,389	1,055,398
H&R Block, Inc.	42,068	2,127,799
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	30,728	$ 861,920
Pitney Bowes, Inc.	58,763	2,651,387
R.R. Donnelley & Sons Co.	54,832	1,733,788
Robert Half International, Inc.	40,980	1,104,821
Waste Management, Inc.	144,714	4,174,999
		26,029,841
Construction & Engineering - 0.1%
Fluor Corp.	21,780	1,207,265
Electrical Equipment - 0.4%
American Power Conversion Corp.	45,769	1,195,029
Cooper Industries Ltd. Class A	23,588	1,687,014
Emerson Electric Co.	106,746	6,931,018
Rockwell Automation, Inc.	44,541	2,522,802
		12,335,863
Industrial Conglomerates - 4.8%
3M Co.	196,633	16,849,482
General Electric Co.	2,698,195	97,296,886
Textron, Inc.	34,403	2,567,152
Tyco International Ltd.	512,495	17,322,331
		134,035,851
Machinery - 1.4%
Caterpillar, Inc.	87,301	7,982,803
Cummins, Inc.	10,892	766,252
Danaher Corp.	70,053	3,741,531
Deere & Co.	62,847	4,218,919
Dover Corp.	51,854	1,959,563
Eaton Corp.	38,923	2,545,564
Illinois Tool Works, Inc.	69,935	6,261,281
Ingersoll-Rand Co. Ltd. Class A	44,120	3,514,158
ITT Industries, Inc.	23,491	2,119,828
Navistar International Corp. (a)	16,742	609,409
PACCAR, Inc.	44,216	3,200,796
Pall Corp.	31,566	856,070
Parker Hannifin Corp.	30,592	1,863,665
		39,639,839
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	96,319	5,194,484
CSX Corp.	54,890	2,286,169
Norfolk Southern Corp.	101,897	3,775,284
Union Pacific Corp.	66,441	4,630,938
		15,886,875
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	21,233	1,322,179
TOTAL INDUSTRIALS		328,193,000
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.4%
ADC Telecommunications, Inc. (a)	206,394	410,724

	Shares	Value
Andrew Corp. (a)	40,985	$ 479,934
Avaya, Inc. (a)	122,196	1,427,249
CIENA Corp. (a)	145,674	250,559
Cisco Systems, Inc. (a)	1,645,503	29,438,049
Comverse Technology, Inc. (a)	50,316	1,268,970
Corning, Inc. (a)	358,869	3,994,212
JDS Uniphase Corp. (a)	367,768	614,173
Lucent Technologies, Inc. (a)	1,127,970	3,101,918
Motorola, Inc.	624,147	9,343,481
QUALCOMM, Inc.	418,962	15,354,957
Scientific-Atlanta, Inc.	38,710	1,092,396
Tellabs, Inc. (a)	117,608	858,538
		67,635,160
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	208,024	8,668,360
Dell, Inc. (a)	625,979	24,050,113
EMC Corp. (a)	612,363	7,544,312
Gateway, Inc. (a)	76,101	306,687
Hewlett-Packard Co.	737,110	16,172,193
International Business Machines Corp.	415,612	37,978,625
Lexmark International, Inc. Class A (a)	32,235	2,577,833
NCR Corp. (a)	47,405	1,599,445
Network Appliance, Inc. (a)	93,207	2,578,106
QLogic Corp. (a)	23,380	946,890
Sun Microsystems, Inc. (a)	859,889	3,473,952
		105,896,516
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	110,030	2,442,666
Jabil Circuit, Inc. (a)	46,721	1,332,483
Molex, Inc.	42,689	1,125,282
Sanmina-SCI Corp. (a)	133,245	695,539
Solectron Corp. (a)	247,199	857,781
Symbol Technologies, Inc.	61,769	895,033
Tektronix, Inc.	22,752	558,107
		7,906,891
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	331,940	11,252,766
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	32,245	1,716,724
Automatic Data Processing, Inc.	148,436	6,672,198
Computer Sciences Corp. (a)	48,648	2,230,511
Convergys Corp. (a)	36,177	540,123
Electronic Data Systems Corp.	131,775	2,723,789
First Data Corp.	204,134	8,024,508
Fiserv, Inc. (a)	49,199	1,958,120
Paychex, Inc.	90,533	2,971,293
Sabre Holdings Corp. Class A	33,482	732,586
SunGard Data Systems, Inc. (a)	73,537	2,537,027
Unisys Corp. (a)	85,865	606,207
		30,713,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp. (a)	243,714	$ 3,692,267
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	100,285	1,616,594
Altera Corp. (a)	94,774	1,874,630
Analog Devices, Inc.	94,829	3,427,120
Applied Materials, Inc.	424,571	6,899,279
Applied Micro Circuits Corp. (a)	78,427	258,025
Broadcom Corp. Class A (a)	74,040	2,215,277
Freescale Semiconductor, Inc. Class B (a)	102,223	1,763,347
Intel Corp.	1,585,184	36,823,824
KLA-Tencor Corp.	50,034	2,302,064
Linear Technology Corp.	78,170	2,994,693
LSI Logic Corp. (a)	97,990	547,764
Maxim Integrated Products, Inc.	83,171	3,399,199
Micron Technology, Inc. (a)	156,260	1,615,728
National Semiconductor Corp.	90,449	1,864,154
Novellus Systems, Inc. (a)	35,586	951,214
NVIDIA Corp. (a)	42,313	1,005,357
PMC-Sierra, Inc. (a)	45,766	402,741
Teradyne, Inc. (a)	49,432	721,707
Texas Instruments, Inc.	438,188	11,169,412
Xilinx, Inc.	88,720	2,593,286
		84,445,415
Software - 3.8%
Adobe Systems, Inc.	61,944	4,160,778
Autodesk, Inc.	58,423	1,738,668
BMC Software, Inc. (a)	56,394	845,910
Citrix Systems, Inc. (a)	43,146	1,027,738
Computer Associates International, Inc.	135,485	3,671,644
Compuware Corp. (a)	98,602	709,934
Electronic Arts, Inc. (a)	78,390	4,059,034
Intuit, Inc. (a)	47,201	2,065,988
Mercury Interactive Corp. (a)	21,491	1,018,244
Microsoft Corp.	2,575,855	62,258,415
Novell, Inc. (a)	96,472	574,973
Oracle Corp. (a)	1,143,864	14,275,423
Parametric Technology Corp. (a)	68,857	384,911
Siebel Systems, Inc. (a)	131,051	1,196,496
Symantec Corp. (a)	180,624	3,852,710
VERITAS Software Corp. (a)	107,460	2,495,221
		104,336,087
TOTAL INFORMATION TECHNOLOGY		415,878,188
MATERIALS - 3.2%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	57,939	3,666,959
Dow Chemical Co.	242,747	12,100,938
E.I. du Pont de Nemours & Co.	253,802	13,004,814

	Shares	Value
Eastman Chemical Co.	19,838	$ 1,170,442
Ecolab, Inc.	56,211	1,857,774
Engelhard Corp.	31,104	934,053
Great Lakes Chemical Corp.	13,094	420,579
Hercules, Inc. (a)	28,503	413,008
International Flavors & Fragrances, Inc.	22,550	890,725
Monsanto Co.	67,785	4,372,133
PPG Industries, Inc.	44,092	3,153,460
Praxair, Inc.	82,161	3,932,225
Rohm & Haas Co.	49,495	2,375,760
Sigma Aldrich Corp.	17,525	1,073,406
		49,366,276
Construction Materials - 0.0%
Vulcan Materials Co.	26,200	1,488,946
Containers & Packaging - 0.2%
Ball Corp.	27,988	1,160,942
Bemis Co., Inc.	27,251	848,051
Pactiv Corp. (a)	37,785	882,280
Sealed Air Corp. (a)	21,273	1,104,920
Temple-Inland, Inc.	14,566	1,056,763
		5,052,956
Metals & Mining - 0.7%
Alcoa, Inc.	221,860	6,742,325
Allegheny Technologies, Inc.	22,787	549,395
Freeport-McMoRan Copper & Gold, Inc. Class B	45,565	1,804,830
Newmont Mining Corp.	113,004	4,774,419
Nucor Corp.	40,672	2,341,080
Phelps Dodge Corp.	24,606	2,503,168
United States Steel Corp.	29,061	1,477,752
		20,192,969
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	66,146	2,347,522
International Paper Co.	124,820	4,592,128
Louisiana-Pacific Corp.	28,197	708,873
MeadWestvaco Corp.	51,588	1,641,530
Weyerhaeuser Co.	61,793	4,232,821
		13,522,874
TOTAL MATERIALS		89,624,021
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	77,016	4,224,328
AT&T Corp.	203,741	3,820,144
BellSouth Corp.	466,252	12,257,765
CenturyTel, Inc.	34,257	1,125,000
Citizens Communications Co.	85,395	1,105,011
Qwest Communications International, Inc. (a)	425,455	1,574,184
SBC Communications, Inc.	840,944	19,921,963
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	376,251	$ 8,559,710
Verizon Communications, Inc.	705,139	25,032,435
		77,620,540
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	286,826	8,151,595
TOTAL TELECOMMUNICATION SERVICES		85,772,135
UTILITIES - 3.2%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	34,996	723,017
Ameren Corp.	49,718	2,436,679
American Electric Power Co., Inc.	97,590	3,323,915
CenterPoint Energy, Inc.	73,659	886,118
Cinergy Corp.	48,725	1,974,337
Consolidated Edison, Inc.	61,749	2,604,573
DTE Energy Co.	44,283	2,013,991
Edison International	82,940	2,879,677
Entergy Corp.	54,260	3,834,012
Exelon Corp.	169,238	7,766,332
FirstEnergy Corp.	83,965	3,522,332
FPL Group, Inc.	99,583	3,998,257
PG&E Corp.	91,828	3,131,335
Pinnacle West Capital Corp.	23,311	990,951
PPL Corp.	48,144	2,599,295
Progress Energy, Inc.	62,890	2,638,236
Southern Co.	189,100	6,019,053
TECO Energy, Inc.	52,575	824,376
TXU Corp.	61,153	4,869,613
Xcel Energy, Inc.	102,055	1,753,305
		58,789,404
Gas Utilities - 0.2%
KeySpan Corp.	40,939	1,595,393
Nicor, Inc.	11,230	416,521
NiSource, Inc.	69,049	1,573,627
Peoples Energy Corp.	9,652	404,612
		3,990,153
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	165,163	2,705,370
Calpine Corp. (a)	136,016	380,845
CMS Energy Corp. (a)	54,851	715,257
Constellation Energy Group, Inc.	45,020	2,327,534
Dominion Resources, Inc.	86,703	6,453,304
Duke Energy Corp.	238,771	6,687,976
Dynegy, Inc. Class A (a)	84,304	329,629

	Shares	Value
Public Service Enterprise Group, Inc.	60,676	$ 3,300,168
Sempra Energy	60,587	2,413,786
		25,313,869
TOTAL UTILITIES		88,093,426
TOTAL COMMON STOCKS (Cost $1,790,900,973)		2,754,433,308
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (d) (Cost $1,989,539)	$ 2,000,000	1,989,810
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 2.73% (b)	168,783	168,783
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	10,761,249	10,761,249
TOTAL MONEY MARKET FUNDS (Cost $10,930,032)		10,930,032
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,803,820,544)		2,767,353,150
NET OTHER ASSETS - 0.8%		22,294,565
NET ASSETS - 100%		$ 2,789,647,715
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 S&P 500 E-Mini Index Contracts	June 2005	$ 532,755	$ 1,350
116 S&P 500 Index Contracts	June 2005	34,333,100	407,920
		$ 34,865,855	$ 409,270

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,989,810.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,809,713,692. Net unrealized appreciation aggregated $957,639,458, of which $1,168,933,978 related to appreciated investment securities and $211,294,520 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2005

1.799863.101

VIPIGB-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	$ 690,000	$ 578,775
7.45% 7/16/31	3,310,000	2,994,176
General Motors Corp. 8.375% 7/15/33	9,160,000	7,838,505
		11,411,456
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,174,766
Cox Communications, Inc.:
7.125% 10/1/12	785,000	856,116
7.75% 11/1/10	3,350,000	3,720,701
Liberty Media Corp. 8.25% 2/1/30	2,465,000	2,499,586
News America, Inc. 6.2% 12/15/34 (c)	3,500,000	3,460,681
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,833,421
		13,545,271
TOTAL CONSUMER DISCRETIONARY		24,956,727
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	955,000	1,024,747
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,711,335
		3,736,082
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (c)	4,320,000	4,760,178
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	476,552
7.125% 3/15/33	1,145,000	1,273,261
7.375% 10/1/09	1,010,000	1,107,502
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	5,050,000	5,439,188
Enterprise Products Operating LP 5.75% 3/1/35 (c)	1,500,000	1,352,378
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	583,775
5.8% 3/15/35	1,500,000	1,420,658
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,620,755
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,720,750
7.375% 12/15/14	2,000,000	2,140,000
7.875% 2/1/09 (g)	1,200,000	1,297,200

	Principal Amount	Value
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	$ 4,370,000	$ 5,019,968
Williams Companies, Inc.:
7.125% 9/1/11	1,055,000	1,101,156
7.5% 1/15/31	505,000	530,250
		28,083,393
TOTAL ENERGY		32,843,571
FINANCIALS - 7.0%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,248,421
5.7% 9/1/12	2,935,000	3,021,583
6.125% 2/15/33	4,225,000	4,331,149
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,985,000	4,852,459
Morgan Stanley 6.6% 4/1/12	5,695,000	6,216,520
		21,670,132
Commercial Banks - 0.9%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,403,314
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,558,264
Korea Development Bank 3.875% 3/2/09	3,500,000	3,374,154
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,494,042
Wachovia Bank NA 4.875% 2/1/15	1,455,000	1,415,380
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,015,250
		15,260,404
Consumer Finance - 1.1%
Capital One Financial Corp. 4.8% 2/21/12	700,000	679,940
Ford Motor Credit Co. 7% 10/1/13	4,000,000	3,874,860
General Motors Acceptance Corp. 6.875% 9/15/11	1,860,000	1,683,004
Household Finance Corp.:
4.125% 11/16/09	1,295,000	1,259,153
7% 5/15/12	835,000	930,797
Household International, Inc. 8.875% 2/15/08	3,775,000	3,926,578
MBNA Corp.:
6.25% 1/17/07	1,905,000	1,966,983
7.5% 3/15/12	3,005,000	3,388,429
		17,709,744
Diversified Financial Services - 1.0%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,518,560
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (c)	830,000	876,015
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (c)	$ 630,000	$ 655,161
7.45% 11/24/33 (c)	1,000,000	1,100,876
J.P. Morgan Chase & Co.:
5.75% 1/2/13	3,500,000	3,637,116
6.75% 2/1/11	6,155,000	6,738,617
		15,526,345
Insurance - 0.4%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,524,222
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,352,236
Principal Life Global Funding I 6.25% 2/15/12 (c)	1,350,000	1,450,119
		6,326,577
Real Estate - 1.4%
Arden Realty LP 7% 11/15/07	5,000,000	5,317,365
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,336,833
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,422,175
7% 7/15/11	1,725,000	1,899,739
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,052,339
Simon Property Group LP 5.625% 8/15/14	2,985,000	2,998,791
		22,027,242
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,366,930
4.125% 9/15/09	4,500,000	4,335,809
Independence Community Bank Corp. 3.75% 4/1/14 (g)	1,490,000	1,409,670
Washington Mutual, Inc.:
4.375% 1/15/08	2,330,000	2,321,016
4.625% 4/1/14	3,000,000	2,834,079
		13,267,504
TOTAL FINANCIALS		111,787,948
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	2,445,000	2,053,800
7.45% 5/1/34 (c)	840,000	684,600
		2,738,400

	Principal Amount	Value
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 48,478	$ 49,046
6.978% 10/1/12	679,859	688,020
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	3,414,727	2,868,371
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,335,000	1,244,368
7.92% 5/18/12	3,700,000	2,035,000
		6,884,805
TOTAL INDUSTRIALS		9,623,205
MATERIALS - 0.3%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	1,155,000	1,137,769
5.5% 10/1/14	540,000	540,787
6.5% 10/1/34	975,000	1,018,448
		2,697,004
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (c)	745,000	753,524
6.875% 7/15/33 (c)	1,565,000	1,696,034
		2,449,558
TOTAL MATERIALS		5,146,562
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,782,350
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,371,373
BellSouth Corp. 5.2% 9/15/14	2,285,000	2,260,434
British Telecommunications PLC 8.875% 12/15/30	3,000,000	3,997,467
Deutsche Telekom International Finance BV 8.75% 6/15/30	3,250,000	4,250,516
France Telecom SA 8.75% 3/1/31 (b)	6,550,000	8,620,796
SBC Communications, Inc. 6.45% 6/15/34	2,995,000	3,117,493
Sprint Capital Corp. 6.875% 11/15/28	3,040,000	3,254,597
Telecom Italia Capital:
4.95% 9/30/14 (c)	1,175,000	1,125,540
5.25% 11/15/13	4,500,000	4,445,816
Verizon Global Funding Corp.:
7.25% 12/1/10	1,745,000	1,936,550
7.75% 12/1/30	5,000,000	6,042,990
		43,205,922
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 4.125% 3/1/09	$ 1,585,000	$ 1,524,325
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,217,011
		2,741,336
TOTAL TELECOMMUNICATION SERVICES		45,947,258
UTILITIES - 1.9%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,316,574
DTE Energy Co. 7.05% 6/1/11	969,000	1,072,189
Duke Capital LLC:
6.25% 2/15/13	805,000	849,471
6.75% 2/15/32	4,610,000	4,927,316
Exelon Corp. 6.75% 5/1/11	1,255,000	1,365,593
FirstEnergy Corp. 6.45% 11/15/11	830,000	875,687
Monongahela Power Co. 5% 10/1/06	2,260,000	2,273,531
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,110,916
		19,791,277
Gas Utilities - 0.2%
NiSource Finance Corp. 7.875% 11/15/10	2,565,000	2,925,070
Multi-Utilities & Unregulated Power - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	2,370,000	2,635,471
Dominion Resources, Inc. 6.25% 6/30/12	2,275,000	2,436,270
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,955,000	2,030,334
		7,102,075
TOTAL UTILITIES		29,818,422
TOTAL NONCONVERTIBLE BONDS (Cost $261,417,964)		263,859,775
U.S. Government and Government Agency Obligations - 18.7%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,151,318
3.25% 1/15/08	8,515,000	8,302,883
5.5% 3/15/11	13,505,000	14,106,229
Freddie Mac:
4% 6/12/13	4,640,000	4,362,973
5.75% 1/15/12	7,740,000	8,215,708
5.875% 3/21/11	6,035,000	6,346,768

	Principal Amount	Value
6.625% 9/15/09	$ 3,000,000	$ 3,260,559
6.75% 3/15/31	2,459,000	2,998,505
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	463,066	484,658
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	425	427
Series 1994-A, 7.12% 4/15/06	1,478	1,506
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,248	1,274
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		50,232,808
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	20,232,400	21,762,616
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	15,098,400	14,769,014
2% 1/15/14	46,440,000	47,534,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		84,065,940
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds 6.25% 5/15/30	24,015,000	28,853,638
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,681,240
2.375% 8/15/06	8,766,000	8,619,099
3.125% 5/15/07	14,018,000	13,820,318
3.375% 2/28/07	48,023,000	47,672,192
3.375% 10/15/09	20,000,000	19,364,060
4.25% 8/15/13	20,417,000	20,133,877
4.75% 5/15/14	3,685,000	3,754,094
6.5% 2/15/10	2,500,000	2,752,833
TOTAL U.S. TREASURY OBLIGATIONS		164,651,351
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $296,257,977)		298,950,099
U.S. Government Agency - Mortgage Securities - 37.7%

Fannie Mae - 34.0%
3.737% 1/1/35 (g)	437,835	432,837
3.827% 12/1/34 (g)	96,563	95,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.83% 1/1/35 (g)	$ 324,022	$ 321,834
3.836% 6/1/33 (g)	228,003	225,570
3.84% 1/1/35 (g)	835,624	828,067
3.87% 1/1/35 (g)	492,643	490,830
3.913% 12/1/34 (g)	274,111	271,884
3.941% 10/1/34 (g)	387,266	384,331
3.98% 1/1/35 (g)	413,715	410,475
3.987% 12/1/34 (g)	362,751	359,949
4% 8/1/18 to 10/1/18	1,404,190	1,347,514
4% 4/1/20 (d)	33,309,930	31,883,849
4% 1/1/35 (g)	248,976	247,037
4.017% 12/1/34 (g)	2,026,305	2,013,098
4.021% 12/1/34 (g)	322,165	319,883
4.023% 2/1/35 (g)	274,888	272,940
4.029% 1/1/35 (g)	120,264	120,012
4.037% 12/1/34 (g)	194,317	193,202
4.048% 1/1/35 (g)	274,232	272,238
4.052% 2/1/35 (g)	273,038	271,443
4.072% 12/1/34 (g)	524,554	521,496
4.105% 1/1/35 (g)	580,607	578,418
4.118% 1/1/35 (g)	572,680	570,082
4.118% 2/1/35 (g)	199,969	199,833
4.12% 2/1/35 (g)	495,864	493,543
4.127% 1/1/35 (g)	587,729	587,354
4.128% 2/1/35 (g)	1,034,909	1,030,590
4.144% 1/1/35 (g)	766,558	767,929
4.145% 2/1/35 (g)	647,269	644,443
4.17% 11/1/34 (g)	501,219	499,260
4.197% 1/1/35 (g)	471,943	470,979
4.2% 1/1/35 (g)	1,133,869	1,144,669
4.202% 1/1/35 (d)(g)	563,089	554,633
4.23% 11/1/34 (g)	165,550	165,179
4.269% 10/1/34 (g)	810,882	811,171
4.305% 7/1/34 (g)	285,901	287,162
4.318% 3/1/33 (g)	153,211	151,206
4.324% 12/1/34 (g)	196,597	196,989
4.368% 2/1/34 (g)	738,789	734,635
4.4% 2/1/35 (g)	449,908	445,356
4.455% 3/1/35 (g)	375,000	371,924
4.484% 10/1/34 (g)	1,774,557	1,786,941
4.499% 3/1/35 (g)	874,912	866,815
4.5% 4/1/20 to 4/1/35 (d)	68,242,970	66,652,505
4.5% 6/1/33 to 10/1/33	16,090,422	15,290,404
4.549% 8/1/34 (g)	676,454	683,320
4.587% 2/1/35 (g)	2,540,000	2,533,421
4.625% 2/1/35 (g)	882,910	882,255
4.67% 11/1/34 (g)	1,052,030	1,048,524
4.694% 11/1/34 (d)(g)	1,049,734	1,044,077
4.742% 3/1/35 (g)	499,938	501,501
4.748% 7/1/34 (d)(g)	962,071	964,543
4.826% 1/1/35 (g)	965,333	961,506

	Principal Amount	Value
5% 10/1/17 to 6/1/34	$ 50,577,605	$ 50,352,645
5% 4/1/20 to 6/1/35 (d)	81,063,695	79,272,473
5.5% 6/1/09 to 10/1/34	68,584,811	69,342,790
5.5% 4/1/35 (d)(e)	96,316,299	96,496,883
6% 2/1/13 to 3/1/33	29,488,091	30,323,390
6% 4/1/35 (d)	1,564,133	1,599,220
6.5% 6/1/15 to 2/1/33	61,991,382	64,613,307
7% 3/1/15 to 8/1/32	1,255,319	1,327,530
7.5% 8/1/08 to 11/1/31	2,893,416	3,102,610
8% 3/1/30	2,443	2,630
8.5% 3/1/25 to 6/1/25	3,385	3,694
TOTAL FANNIE MAE		541,642,719
Freddie Mac - 2.5%
4% 4/1/20 (d)	30,000,000	28,743,750
4.232% 1/1/35 (g)	1,560,465	1,558,824
4.37% 3/1/35 (g)	575,000	567,431
4.401% 2/1/35 (g)	800,000	789,469
4.434% 2/1/35 (g)	1,025,000	1,023,238
4.441% 2/1/34 (g)	524,448	520,753
4.444% 3/1/35 (g)	375,000	371,836
4.491% 3/1/35 (g)	1,075,000	1,064,207
4.504% 3/1/35 (g)	425,000	420,966
4.564% 2/1/35 (g)	650,000	646,750
4.985% 8/1/33 (g)	211,299	213,339
6% 5/1/33	4,273,221	4,385,812
8.5% 3/1/20 to 1/1/28	351,410	382,880
TOTAL FREDDIE MAC		40,689,255
Government National Mortgage Association - 1.2%
6% 8/15/08 to 8/15/29	4,990,627	5,142,749
6.5% 10/15/27 to 9/15/32	1,924,432	2,015,836
7% 1/15/28 to 11/15/32	10,838,959	11,465,341
7.5% 3/15/06 to 10/15/28	758,619	817,488
8% 2/15/17	21,972	23,766
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		19,465,180
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $602,534,134)		601,797,154
Asset-Backed Securities - 3.1%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (g)	650,000	650,095
Class M2, 3.95% 2/25/34 (g)	725,000	725,296
Series 2005-SD1 Class A1, 3.25% 11/25/50 (g)	915,577	915,862
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 3.1256% 1/6/10 (g)	$ 1,570,000	$ 1,576,877
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.28% 4/25/34 (g)	360,000	359,996
Class M2, 3.33% 4/25/34 (g)	275,000	274,997
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.95% 1/25/32 (g)	745,000	747,128
Argent Securities, Inc. Series 2004-W5 Class M1, 3.45% 4/25/34 (g)	1,165,000	1,166,454
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.61% 7/15/11 (g)	2,230,000	2,270,691
Series 2004-6 Class B, 4.15% 7/16/12	3,005,000	2,926,823
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (g)	4,500,000	4,558,024
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.35% 5/25/34 (g)	1,525,000	1,528,453
Series 2004-3 Class M1, 3.35% 6/25/34 (g)	425,000	425,416
Series 2005-1:
Class MV1, 3.25% 7/25/35 (g)	840,000	839,213
Class MV2, 3.24% 5/25/35 (g)	1,005,000	1,004,529
Class MV3, 3.25% 5/25/35 (g)	415,000	414,805
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,150,969
Series 2003-4 Class B1, 3.14% 5/16/11 (g)	2,620,000	2,635,765
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (g)	125,000	125,511
Class M4, 3.75% 3/25/34 (g)	100,000	101,086
Class M6, 4.1% 3/25/34 (g)	100,000	100,956
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.4% 1/25/34 (g)	1,350,000	1,349,986
Class M2, 4% 1/25/34 (g)	1,550,000	1,549,982
GSAMP Trust Series 2004-FM2:
Class M1, 3.35% 1/25/34 (g)	1,000,000	999,989
Class M2, 3.95% 1/25/34 (g)	400,000	399,995
Class M3, 4.15% 1/25/34 (g)	400,000	399,995
Home Equity Asset Trust Series 2002-4 Class M2, 4.9% 3/25/33 (g)	550,000	558,978

	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	$ 1,800,000	$ 1,837,193
Series 2003-B3 Class B3, 3.185% 1/18/11 (g)	1,810,000	1,819,654
Series 2003-B5 Class B5, 3.18% 2/15/11 (g)	725,000	731,018
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (g)	625,000	624,994
Class M2, 3.4% 7/25/34 (g)	100,000	99,999
Class M3, 3.8% 7/25/34 (g)	225,000	224,997
Class M4, 3.95% 7/25/34 (g)	150,000	149,998
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.75% 5/25/33 (g)	455,000	460,719
Series 2003-NC5 Class M2, 4.85% 4/25/33 (g)	825,000	838,552
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.9% 11/25/32 (g)	750,000	756,975
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	1,150,000	324,875
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 3.37% 1/25/35 (g)	1,125,000	1,126,473
Class M4, 3.68% 1/25/35 (g)	2,500,000	2,506,405
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,287,025
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (g)	376,937	376,934
TOTAL ASSET-BACKED SECURITIES (Cost $49,659,564)		49,923,682
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 1.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.18% 5/25/35 (g)	2,067,214	2,069,878
Series 2005-2 Class 6A2, 3.13% 6/25/35 (g)	996,504	997,166
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (g)	2,917,277	2,917,277
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (g)	883,725	884,776
Impac CMB Trust floater Series 2005-1:
Class M1, 3.31% 4/25/35 (g)	991,414	992,034
Class M2, 3.35% 4/25/35 (g)	1,715,146	1,716,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 500,252	$ 506,192
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-A Class A2, 3.38% 2/25/30 (g)	3,347,871	3,347,864
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	478,489	489,144
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (c)(g)	1,198,585	1,218,581
Class B4, 4.24% 6/10/35 (c)(g)	1,072,419	1,090,150
Class B5, 4.84% 6/10/35 (c)(g)	732,738	747,888
Class B6, 5.34% 6/10/35 (c)(g)	431,879	442,003
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (g)	2,278,139	2,278,139
Series 2005-2 Class A2, 3.36% 3/20/35 (g)	3,245,652	3,245,652
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (g)	3,350,000	3,320,004
TOTAL PRIVATE SPONSOR		26,262,966
U.S. Government Agency - 2.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	5,810,000	5,716,292
4.5% 7/25/18	2,455,000	2,375,232
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,497,461
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,047,606
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,957,169
Series 2885 Class PC, 4.5% 3/15/18	2,395,000	2,358,163
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,047,751	1,792,552
TOTAL U.S. GOVERNMENT AGENCY		33,744,475
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,683,627)		60,007,441
Commercial Mortgage Securities - 5.2%
	Principal Amount	Value
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 3.22% 1/25/35 (c)(g)	$ 1,969,207	$ 1,970,130
Class A2, 3.27% 1/25/35 (c)(g)	295,381	295,612
Class M1, 3.35% 1/25/35 (c)(g)	344,611	344,611
Class M2, 3.85% 1/25/35 (c)(g)	196,921	196,921
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(g)	1,345,000	1,446,955
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,516,309
COMM:
floater:
Series 2002-FL7 Class D, 3.38% 11/15/14 (c)(g)	735,000	736,242
Series 2003-FL9 Class B, 3.31% 11/15/15 (c)(g)	1,073,993	1,076,734
Series 2004-LBN2 Class X2, 1.1157% 3/10/39 (c)(g)(i)	4,975,960	201,670
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 3.13% 11/15/14 (c)(g)	2,500,000	2,502,055
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,179,888
Series 1999-C1 Class A2, 7.29% 9/15/41	3,500,000	3,824,111
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,224,629
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,464,366
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,900,364
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,346,482
Series 2001-CKN5 Class AX, 0.9776% 9/15/34 (c)(g)(i)	30,917,466	2,017,123
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (c)(g)(i)	23,268,004	911,370
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,270,000	1,359,791
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,354,129
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	500,000	517,106
Class C1, 7.52% 5/15/06 (c)	500,000	517,648
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,031,944	4,180,345
Commercial Mortgage Securities - continued
	Principal Amount	Value
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	$ 3,393,290	$ 3,436,286
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,846,383
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,166,728
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	1,995,000	2,180,375
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,158,340
Series 1998-GLII Class E, 6.9683% 4/13/31 (g)	245,000	258,121
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,183,868
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,467,435
Series 2001-C3 Class A1, 6.058% 6/15/20	5,069,110	5,262,170
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	2,600,000	2,414,880
Class C, 4.13% 11/20/37 (c)	2,600,000	2,316,340
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,438,507
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (c)(g)(i)	19,175,000	1,054,299
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	2,500,000	2,629,021
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	1,390,000	1,456,884
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,363,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,820,698)		82,717,700
Foreign Government and Government Agency Obligations - 1.8%
	Principal Amount	Value

Chilean Republic 7.125% 1/11/12	$ 3,470,000	$ 3,875,990
Israeli State 4.625% 6/15/13	725,000	691,016
Italian Republic 4.5% 1/21/15	7,125,000	6,907,973
Korean Republic 4.875% 9/22/14	840,000	811,499
United Mexican States:
5.875% 1/15/14	915,000	908,138
6.75% 9/27/34	5,645,000	5,509,520
7.5% 4/8/33	8,587,000	9,119,394
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,279,847)		27,823,530
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,897,241
Fixed-Income Funds - 15.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $239,752,508)	2,411,882	240,054,606
Cash Equivalents - 18.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (a)(j) (Cost $289,460,000)	$ 289,483,095	289,460,000
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $1,910,572,867)		1,916,491,228
NET OTHER ASSETS - (20.2)%		(321,594,417)
NET ASSETS - 100%		$ 1,594,896,811
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (f)

	March 2010	$ 8,000,000	$ 4,033
Receive annually a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (f)	March 2015	8,000,000	(22,631)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,800,000	7,997
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	3,110
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	5,713

	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	$ 5,000,000	$ 93,705
TOTAL CREDIT DEFAULT SWAP 24,900,000			91,927
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	26,000,000	(69,794)
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(773,716)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	8,000,000	(61,859)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	8,000,000	(77,643)
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	90,000,000	(1,601,532)
TOTAL INTEREST RATE SWAP 174,000,000			(2,584,544)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 10,000,000	$ (121,390)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	10,000,000	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,000,000	(313,729)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	10,000,000	(236,376)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	10,000,000	(108,945)
TOTAL TOTAL RETURN SWAP 50,000,000			(780,440)
		$ 248,900,000	$ (3,273,057)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,148,946 or 3.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$289,460,000 due 4/1/05 at 2.87%
Banc of America Securities LLC.	$ 19,429,721
Bank of America, National Association	21,005,104
Barclays Capital Inc.	83,347,421
Bear Stearns & Co. Inc.	21,005,104
Countrywide Securities Corporation	21,005,104
Goldman Sachs & Co.	31,507,655
Morgan Stanley & Co. Incorporated.	23,893,305
UBS Securities LLC	68,266,586
$ 289,460,000
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,909,343,474. Net unrealized appreciation aggregated $7,147,754, of which $24,644,095 related to appreciated investment securities and $17,496,341 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's
Fixed-Income Central Fund as of March 31, 2005 which is an investment of Fidelity Variable Insurance Products:
Investment Grade Bond Portfolio.

Quarterly Report

Fidelity Ultra-Short Central Fund
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,684,898
3.47% 5/24/06 (e)	4,700,000	4,719,284
		21,404,182
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,022,950
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,312,632
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,031
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,225,760
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,563,068
		60,335,441
TOTAL CONSUMER DISCRETIONARY		81,739,623
FINANCIALS - 1.0%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,033,350
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,586,670
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
3.92% 10/20/05 (e)	14,765,000	14,731,262
4.75% 5/19/05 (e)	6,855,000	6,858,098
Household Finance Corp. 8% 5/9/05	11,000,000	11,051,700
		32,641,060
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	707,324
TOTAL FINANCIALS		59,968,404
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,659,792
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,798,474
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,773,281
GTE Corp. 6.36% 4/15/06	9,000,000	9,203,166
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,036,900
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,576,968
		61,048,581
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,670,764
TOTAL TELECOMMUNICATION SERVICES		66,719,345
UTILITIES - 0.1%
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,462,491
TOTAL NONCONVERTIBLE BONDS (Cost $218,124,018)		217,889,863
U.S. Government Agency Obligations - 4.1%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,878,680
1.8% 5/27/05	60,000,000	59,885,280
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,882,643
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,993,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,994,771)		244,639,853
Asset-Backed Securities - 36.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.15% 7/25/34 (e)	9,396,639	9,396,547
Series 2004-3 Class 2A4, 3.2% 10/25/34 (e)	10,915,000	10,963,781
Series 2004-4:
Class A2D, 3.2% 1/25/35 (e)	4,085,693	4,097,775
Class M2, 3.9% 1/25/35 (e)	1,425,000	1,453,939
Class M3, 4.1% 1/25/35 (e)	550,000	567,826
Series 2005-1:
Class M1, 3.32% 4/25/35 (e)	11,280,000	11,279,977
Class M2, 3.54% 4/25/35 (e)	5,275,000	5,274,989
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.19% 6/25/32 (e)	399,301	399,385
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2002-HE1: - continued
Class M1, 3.5% 6/25/32 (e)	$ 2,110,000	$ 2,119,472
Series 2002-HE2 Class M1, 3.7% 8/25/32 (e)	21,525,000	21,640,949
Series 2003-FM1 Class M2, 4.7% 11/25/32 (e)	3,015,000	3,069,832
Series 2003-HS1:
Class M1, 3.6% 6/25/33 (e)	800,000	804,678
Class M2, 4.6% 6/25/33 (e)	856,000	873,383
Series 2003-NC1 Class M1, 3.63% 7/25/33 (e)	1,600,000	1,615,193
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (e)	2,193,000	2,193,319
Class M2, 3.95% 2/25/34 (e)	2,475,000	2,476,011
Series 2004-OP1:
Class M1, 3.37% 4/25/34 (e)	4,420,000	4,424,555
Class M2, 3.9% 4/25/34 (e)	6,240,000	6,251,383
Series 2005-HE2:
Class M1, 3.25% 4/25/35 (e)	1,530,000	1,530,000
Class M2, 3.26% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.29% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.45% 4/25/35 (e)	1,340,000	1,340,000
Class M5, 3.49% 4/25/35 (e)	1,230,000	1,230,000
Series 2005-SD1 Class A1, 3.25% 11/25/50 (e)	3,391,798	3,392,854
Aesop Funding II LLC Series 2005-1A Class A2, 2.91% 4/20/09 (b)(e)	8,800,000	8,800,000
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.12% 2/15/08 (e)	10,000,000	10,006,224
Series 2002-6 Class B, 3.26% 3/15/10 (e)	5,000,000	5,037,018
Series 2004-1 Class B, 3.06% 9/15/11 (e)	5,775,000	5,800,033
Series 2004-C Class C, 3.31% 2/15/12 (b)(e)	19,330,880	19,371,780
Series 2005-1 Class A, 3.15% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,942,495
Series 2003-AM:
Class A3B, 3.1156% 6/6/07 (e)	2,896,699	2,898,520
Class A4B, 3.2156% 11/6/09 (e)	12,400,000	12,458,631
Series 2003-BX Class A4B, 3.1256% 1/6/10 (e)	3,265,000	3,279,301
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,443,055
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.55% 8/25/32 (e)	3,976,813	3,996,505
Series 2002-AR1 Class M2, 4.15% 9/25/32 (e)	1,698,000	1,700,909
Series 2003-1:
Class A2, 3.26% 2/25/33 (e)	1,156,859	1,160,405
Class M1, 3.75% 2/25/33 (e)	3,330,000	3,393,338
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 3.65% 3/25/33 (e)	$ 1,590,000	$ 1,609,740
Class S, 5% 9/25/05 (f)	4,457,447	89,136
Series 2003-6:
Class AV3, 3.17% 8/25/33 (e)	1,327,358	1,327,981
Class M1, 3.61% 8/25/33 (e)	7,560,000	7,612,909
Class M2, 4.7% 5/25/33 (e)	2,750,000	2,804,297
Series 2003-AR1 Class M1, 4% 1/25/33 (e)	7,000,000	7,083,417
Series 2004-R2:
Class M1, 3.28% 4/25/34 (e)	1,230,000	1,229,987
Class M2, 3.33% 4/25/34 (e)	950,000	949,990
Class M3, 3.4% 4/25/34 (e)	3,500,000	3,499,963
Class M4, 3.9% 4/25/34 (e)	4,500,000	4,499,947
Series 2004-R9 Class A3, 3.17% 10/25/34 (e)	9,340,000	9,368,948
Series 2005-R1:
Class M1, 3.3% 3/25/35 (e)	5,710,000	5,709,936
Class M2, 3.33% 3/25/35 (e)	1,925,000	1,924,978
Series 2005-R2 Class M1, 3.05% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.18% 6/25/32 (e)	2,948,986	2,960,407
Series 2002-BC6 Class M1, 3.6% 8/25/32 (e)	24,900,000	25,133,719
Series 2002-BC7:
Class M1, 3.45% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.75% 10/25/32 (e)	5,575,000	5,619,497
Series 2003-BC1 Class M2, 3.95% 1/25/32 (e)	2,480,000	2,487,082
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 3.15% 5/25/10 (b)(e)	147,584	146,846
ARG Funding Corp.:
Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.96% 5/20/11 (b)(c)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.65% 9/25/33 (e)	20,000,000	20,679,990
Series 2003-W7 Class A2, 3.24% 3/1/34 (e)	5,921,876	5,935,543
Series 2004-W5 Class M1, 3.45% 4/25/34 (e)	3,960,000	3,964,942
Series 2004-W7:
Class M1, 3.4% 5/25/34 (e)	4,085,000	4,084,955
Class M2, 3.45% 5/25/34 (e)	3,320,000	3,319,964
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.94% 8/15/32 (e)	978,000	981,689
Series 2003-HE2:
Class A2, 3.19% 4/15/33 (e)	2,785,013	2,787,528
Class M1, 3.71% 4/15/33 (e)	9,000,000	9,061,993
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE3:
Class M1, 3.64% 6/15/33 (e)	$ 2,185,000	$ 2,203,617
Class M2, 4.81% 6/15/33 (e)	10,000,000	10,272,870
Series 2003-HE4 Class M2, 4.81% 8/15/33 (e)	5,695,000	5,829,597
Series 2003-HE5 Class A2A, 3.17% 8/15/33 (e)	4,106,327	4,110,265
Series 2003-HE6 Class M1, 3.5% 11/25/33 (e)	3,475,000	3,501,870
Series 2004-HE3:
Class M1, 3.39% 6/25/34 (e)	1,450,000	1,450,499
Class M2, 3.97% 6/25/34 (e)	3,350,000	3,351,049
Series 2004-HE6 Class A2, 3.21% 6/25/34 (e)	22,252,288	22,252,084
Series 2005-HE2:
Class M1, 3.17% 3/25/35 (e)	8,250,000	8,263,606
Class M2, 3.22% 3/25/35 (e)	2,065,000	2,068,913
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.19% 12/15/09 (e)	20,655,000	20,758,153
Series 2002-B2 Class B2, 3.15% 5/15/08 (e)	15,000,000	15,007,998
Series 2002-B3 Class B, 3.17% 8/15/08 (e)	14,500,000	14,517,197
Series 2002-C1 Class C1, 3.77% 12/15/09 (e)	7,980,000	8,082,101
Series 2002-C2 Class C2, 3.8% 5/15/08 (e)	35,785,000	35,905,066
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.09% 5/28/44 (e)	10,124,498	10,127,662
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (e)	11,117,634	11,134,741
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (e)	6,800,322	6,807,558
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.35% 2/25/35 (e)	6,655,000	6,655,000
Class M2, 3.6% 2/25/35 (e)	2,430,000	2,430,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,919,924	3,892,013
Series 2003-1 Class B, 3.28% 6/15/10 (b)(e)	7,624,280	7,650,636
Series 2003-2 Class B, 3.09% 1/15/09 (e)	3,555,722	3,562,003
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.09% 1/15/10 (e)	9,630,000	9,661,975
Series 2004-B Class A4, 2.92% 8/15/11 (e)	16,300,000	16,295,196
Capital One Master Trust:
Series 1999-3 Class B, 3.29% 9/15/09 (e)	5,000,000	5,006,308
Series 2001-1 Class B, 3.32% 12/15/10 (e)	19,500,000	19,662,692
Series 2001-8A Class B, 3.36% 8/17/09 (e)	9,585,000	9,646,320
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,004,869
Series 2002-4A Class B, 3.31% 3/15/10 (e)	6,000,000	6,034,811
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (e)	$ 17,705,000	$ 17,730,812
Series 2003-B1 Class B1, 3.98% 2/17/09 (e)	15,470,000	15,622,875
Capital Trust Ltd. Series 2004-1:
Class A2, 3.3% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.6% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.95% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.88% 1/25/32 (e)	4,244,221	4,266,966
Series 2002-HE2 Class M1, 3.55% 1/25/33 (e)	9,999,980	10,046,335
Series 2002-HE3:
Class M1, 3.95% 3/25/33 (e)	21,499,948	21,915,996
Class M2, 5.1% 3/25/33 (e)	9,968,976	10,205,344
Series 2003-HE1:
Class M1, 3.75% 8/25/33 (e)	1,989,998	2,000,234
Class M2, 4.8% 8/25/33 (e)	4,369,996	4,442,643
Series 2003-HE2 Class A, 3.2% 10/25/33 (e)	4,242,292	4,259,070
Series 2003-HE3:
Class M1, 3.55% 11/25/33 (e)	2,254,989	2,277,809
Class M2, 4.6% 11/25/33 (e)	1,719,992	1,760,408
Series 2004-HE2 Class M2, 4.05% 7/26/34 (e)	2,345,000	2,344,970
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.29% 3/16/09 (e)	1,305,000	1,312,676
Series 2002-2 Class C, 3.71% 7/16/07 (e)	13,818,000	13,821,374
Series 2002-4 Class B, 3.12% 10/15/07 (e)	12,000,000	12,002,196
Series 2002-6 Class B, 3.16% 1/15/08 (e)	11,850,000	11,857,558
Series 2004-1 Class B, 3.01% 5/15/09 (e)	4,105,000	4,104,147
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,529,468
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,014,624
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,051,129
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,725,649
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,067,198
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,216,076
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.26% 12/25/33 (b)(e)	8,992,786	8,993,719
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.28% 5/25/33 (e)	2,084,149	2,089,417
Series 2003-BC1 Class M2, 4.85% 9/25/32 (e)	11,065,000	11,231,747
Series 2003-SD3 Class A1, 3.27% 12/25/32 (b)(e)	1,386,368	1,394,449
Series 2004-2 Class M1, 3.35% 5/25/34 (e)	5,200,000	5,211,775
Series 2004-3:
Class 3A4, 3.1% 8/25/34 (e)	672,000	668,692
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Class M1, 3.35% 6/25/34 (e)	$ 1,475,000	$ 1,476,444
Series 2004-4:
Class A, 3.22% 8/25/34 (e)	3,595,851	3,599,487
Class M1, 3.33% 7/25/34 (e)	3,650,000	3,664,180
Class M2, 3.38% 6/25/34 (e)	4,395,000	4,411,414
Series 2005-1:
Class 1AV2, 3% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.24% 9/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.25% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.24% 5/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.25% 5/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.27% 3/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.03% 5/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.24% 4/25/34 (e)	3,535,654	3,552,287
Series 2004-FRE1:
Class A2, 3.2% 4/25/34 (e)	4,313,568	4,313,529
Class M3, 3.5% 4/25/34 (e)	5,885,000	5,884,936
Discover Card Master Trust I:
Series 2000-2 Class B, 3.18% 9/18/07 (e)	10,000,000	10,000,531
Series 2003-4 Class B1, 3.14% 5/16/11 (e)	8,155,000	8,204,069
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	20,812,207	2
Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	9,513,363	9,516,669
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.53% 11/25/33 (e)	1,300,000	1,313,576
Class M2, 4.6% 11/25/33 (e)	700,000	721,670
Series 2004-1 Class M2, 3.95% 1/25/35 (e)	3,700,000	3,748,436
Series 2004-2 Class M2, 4% 7/25/34 (e)	9,890,000	9,889,885
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (e)	400,000	401,635
Class M4, 3.75% 3/25/34 (e)	300,000	303,259
Class M6, 4.1% 3/25/34 (e)	400,000	403,825
First USA Credit Card Master Trust Series 2001-4 Class B, 3.17% 1/12/09 (e)	15,000,000	15,045,977
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 3.15% 10/15/07 (e)	10,000,000	10,000,531
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.24% 10/15/07 (e)	19,600,000	19,687,251
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.07% 2/25/34 (e)	$ 3,870,278	$ 3,870,245
Class M1, 3.3% 2/25/34 (e)	750,000	749,992
Class M2, 3.35% 2/25/34 (e)	800,000	799,992
Series 2004-C Class 2A2, 3.4% 8/25/34 (e)	10,000,000	10,086,508
Series 2005-A:
Class 2A2, 3.09% 2/25/35 (e)	11,850,000	11,867,571
Class M1, 3.28% 1/25/35 (e)	1,603,000	1,604,964
Class M2, 3.31% 1/25/35 (e)	2,325,000	2,328,669
Class M3, 3.34% 1/25/35 (e)	1,250,000	1,251,936
Class M4, 3.53% 1/25/35 (e)	925,000	927,487
Class M5, 3.55% 1/25/35 (e)	925,000	928,181
Class M6, 3.63% 1/25/35 (e)	1,125,000	1,127,563
GE Business Loan Trust Series 2003-1 Class A, 3.24% 4/15/31 (b)(e)	6,019,938	6,061,621
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.04% 8/15/08 (e)	1,520,000	1,521,832
Class C, 3.74% 8/15/08 (e)	5,580,000	5,607,945
Series 6 Class B, 3% 2/17/09 (e)	1,030,000	1,031,120
GSAMP Trust:
Series 2002-HE Class M1, 4.1% 11/20/32 (e)	3,017,000	3,083,794
Series 2002-NC1:
Class A2, 3.17% 7/25/32 (e)	1,071,303	1,082,981
Class M1, 3.49% 7/25/32 (e)	8,861,000	8,971,764
Series 2003-FM1 Class M1, 3.67% 3/20/33 (e)	15,000,000	15,183,921
Series 2004-FF3 Class M2, 3.99% 5/25/34 (e)	4,650,000	4,650,024
Series 2004-FM1:
Class M1, 3.5% 11/25/33 (e)	2,865,000	2,864,969
Class M2, 4.25% 11/25/33 (e)	1,975,000	2,010,617
Series 2004-FM2:
Class M1, 3.35% 1/25/34 (e)	3,500,000	3,499,963
Class M2, 3.95% 1/25/34 (e)	1,500,000	1,499,982
Class M3, 4.15% 1/25/34 (e)	1,500,000	1,499,982
Series 2004-HE1:
Class M1, 3.4% 5/25/34 (e)	4,045,000	4,044,956
Class M2, 4% 5/25/34 (e)	1,750,000	1,770,385
Class M3, 4.25% 5/25/34 (e)	1,250,000	1,271,370
Series 2005-HE2 Class M, 3.23% 3/25/35 (e)	8,780,000	8,780,000
Series 2005-NC1 Class M1, 3.3% 2/25/35 (e)	9,010,000	9,009,984
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.65% 6/25/32 (e)	10,000,000	10,033,640
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-3 Class A5, 3.29% 2/25/33 (e)	$ 2,239,734	$ 2,241,028
Series 2002-4:
Class A3, 3.33% 3/25/33 (e)	3,244,465	3,248,864
Class M2, 4.9% 3/25/33 (e)	1,850,000	1,880,199
Series 2002-5:
Class A3, 3.37% 5/25/33 (e)	4,849,103	4,883,041
Class M1, 4.05% 5/25/33 (e)	13,800,000	14,106,854
Series 2003-1:
Class A2, 3.32% 6/25/33 (e)	6,998,761	7,014,506
Class M1, 3.85% 6/25/33 (e)	5,700,000	5,737,233
Series 2003-2:
Class A2, 3.23% 8/25/33 (e)	421,596	423,446
Class M1, 3.73% 8/25/33 (e)	2,245,000	2,273,827
Series 2003-3:
Class A2, 3.21% 8/25/33 (e)	3,118,703	3,132,214
Class M1, 3.71% 8/25/33 (e)	8,185,000	8,285,727
Series 2003-4:
Class M1, 3.65% 10/25/33 (e)	3,415,000	3,447,548
Class M2, 4.75% 10/25/33 (e)	4,040,000	4,097,947
Series 2003-5:
Class A2, 3.2% 12/25/33 (e)	9,095,358	9,131,533
Class M1, 3.55% 12/25/33 (e)	3,175,000	3,204,384
Class M2, 4.58% 12/25/33 (e)	1,345,000	1,383,726
Series 2003-7 Class A2, 3.23% 3/25/34 (e)	4,434,827	4,445,480
Series 2004-2 Class A2, 3.14% 7/25/34 (e)	8,318,490	8,318,558
Series 2004-3:
Class M1, 3.42% 8/25/34 (e)	2,015,000	2,014,978
Class M2, 4.05% 8/25/34 (e)	2,200,000	2,199,973
Class M3, 4.3% 8/25/34 (e)	950,000	949,988
Series 2004-4 Class A2, 3.17% 10/25/34 (e)	10,757,939	10,801,376
Series 2004-6 Class A2, 3.2% 12/25/34 (e)	11,560,938	11,598,095
Series 2004-7 Class A3, 3.24% 1/25/35 (e)	3,508,524	3,526,774
Series 2005-1:
Class M1, 3.28% 5/25/35 (e)	9,705,000	9,712,404
Class M2, 3.3% 5/25/35 (e)	5,780,000	5,779,937
Class M3, 3.35% 5/25/35 (e)	5,825,000	5,824,937
Series 2005-2:
Class 2A2, 3.06% 7/25/35 (c)(e)	13,170,000	13,170,000
Class M1, 3.31% 7/25/35 (c)(e)	6,385,000	6,385,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.1% 8/15/08 (e)	10,000,000	10,016,138
Asset-Backed Securities - continued
	Principal Amount	Value
Household Credit Card Master Trust I Series 2002-1 Class B, 3.46% 7/15/08 (e)	$ 22,589,000	$ 22,640,684
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.15% 4/20/32 (e)	3,414,440	3,419,938
Series 2002-3 Class A, 3.3% 7/20/32 (e)	2,738,511	2,743,892
Series 2003-1 Class M, 3.48% 10/20/32 (e)	977,309	978,999
Series 2003-2:
Class A, 3.18% 9/20/33 (e)	3,598,873	3,607,385
Class M, 3.43% 9/20/33 (e)	1,692,368	1,696,563
Series 2004-1 Class M, 3.37% 9/20/33 (e)	3,370,616	3,377,650
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.5% 2/20/33 (e)	2,228,700	2,238,978
Series 2004-HC1:
Class A, 3.2% 2/20/34 (e)	6,980,705	6,999,743
Class M, 3.35% 2/20/34 (e)	4,220,559	4,223,398
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.36% 1/18/11 (e)	8,850,000	8,870,158
Series 2002-2:
Class A, 2.98% 1/18/11 (e)	9,000,000	9,013,649
Class B, 3.36% 1/18/11 (e)	14,275,000	14,370,697
Series 2002-3 Class B, 4.06% 9/15/09 (e)	4,150,000	4,170,513
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.05% 12/17/07 (e)	4,536,038	4,537,623
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.1% 6/25/35 (e)	13,484,634	13,484,634
Class M1, 3.32% 6/25/35 (e)	4,100,000	4,100,000
Class M2, 3.34% 6/25/35 (e)	2,775,000	2,775,000
Class M3, 3.37% 6/25/35 (e)	1,975,000	1,975,000
Class M4, 3.55% 6/25/35 (e)	4,940,000	4,940,000
Class M5, 3.58% 6/25/35 (e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,132,428
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	19,201,500	2
Series 2003-1 Class A2, 3.25% 3/25/33 (e)	261,799	261,939
Series 2003-2:
Class AV, 3.17% 6/25/33 (e)	770,184	770,908
Class M1, 3.67% 6/25/33 (e)	19,500,000	19,668,876
Series 2003-3 Class M1, 3.6% 7/25/33 (e)	7,770,000	7,845,129
Series 2004-2:
Class M1, 3.38% 6/25/34 (e)	4,275,000	4,286,307
Class M2, 3.93% 6/25/34 (e)	2,800,000	2,837,462
Series 2005-2 Class 2A2, 3.03% 4/25/35 (c)(e)	12,000,000	12,000,000
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.58% 4/25/33 (e)	$ 3,500,000	$ 3,530,403
Class M2, 4.7% 4/25/33 (e)	1,500,000	1,537,719
Series 2004-FRE1 Class M1, 3.4% 7/25/34 (e)	5,223,000	5,249,397
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.61% 3/17/08 (b)(e)	7,250,000	7,272,475
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (e)	30,000,000	30,061,371
Series 2001-B2 Class B2, 3.17% 1/15/09 (e)	30,353,000	30,451,693
Series 2002-B2 Class B2, 3.19% 10/15/09 (e)	20,000,000	20,103,662
Series 2002-B3 Class B3, 3.21% 1/15/08 (e)	15,000,000	15,008,738
Series 2002-B4 Class B4, 3.31% 3/15/10 (e)	14,800,000	14,931,661
Series 2003-B2 Class B2, 3.2% 10/15/10 (e)	1,530,000	1,541,514
Series 2003-B3 Class B3, 3.185% 1/18/11 (e)	1,130,000	1,136,027
Series 2003-B5 Class B5, 3.18% 2/15/11 (e)	705,000	710,852
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,848,716
Series 1998-G Class B, 3.21% 2/17/09 (e)	20,000,000	20,054,476
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (e)	2,125,000	2,124,978
Class M2, 3.4% 7/25/34 (e)	375,000	374,996
Class M3, 3.8% 7/25/34 (e)	775,000	774,991
Class M4, 3.95% 7/25/34 (e)	525,000	524,994
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.55% 7/25/34 (e)	2,321,000	2,337,100
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.95% 11/25/32 (e)	2,370,000	2,452,726
Series 2003-HE1 Class M2, 4.75% 5/25/33 (e)	6,185,000	6,262,744
Series 2003-NC5 Class M2, 4.85% 4/25/33 (e)	2,800,000	2,845,996
Series 2003-NC6 Class M2, 4.8% 6/27/33 (e)	12,835,000	13,206,795
Series 2003-NC7:
Class M1, 3.55% 6/25/33 (e)	1,785,000	1,793,096
Class M2, 4.7% 6/25/33 (e)	1,000,000	1,020,316
Series 2003-NC8 Class M1, 3.55% 9/25/33 (e)	2,350,000	2,368,296
Series 2004-HE6 Class A2, 3.19% 8/25/34 (e)	9,697,170	9,699,430
Series 2004-NC6 Class A2, 3.19% 7/25/34 (e)	4,511,268	4,524,645
Series 2005-1:
Class M2, 3.32% 12/25/34 (e)	4,425,000	4,432,537
Class M3, 3.37% 12/25/34 (e)	4,000,000	4,003,352
Class M4, 3.55% 12/25/34 (e)	787,000	788,648
Series 2005-HE1:
Class A3B, 3.07% 12/25/34 (e)	3,885,000	3,890,214
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class M1, 3.3% 12/25/34 (e)	$ 1,100,000	$ 1,104,411
Class M2, 3.32% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.1713% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.2113% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.29% 1/25/35 (e)	2,425,000	2,436,718
Class M2, 3.32% 1/25/35 (e)	2,425,000	2,429,184
Class M3, 3.36% 1/25/35 (e)	2,425,000	2,429,151
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.7% 2/25/32 (e)	1,510,288	1,521,369
Class M2, 4.25% 2/25/32 (e)	10,149,500	10,247,986
Series 2001-NC3 Class M2, 4.35% 10/25/31 (e)	3,421,505	3,448,485
Series 2001-NC4:
Class M1, 3.85% 1/25/32 (e)	3,827,881	3,852,321
Class M2, 4.5% 1/25/32 (e)	1,645,000	1,657,533
Series 2002-AM3 Class A3, 3.34% 2/25/33 (e)	2,335,787	2,341,460
Series 2002-HE1 Class M1, 3.45% 7/25/32 (e)	2,700,000	2,722,985
Series 2002-HE2:
Class M1, 3.55% 8/25/32 (e)	9,925,000	9,984,594
Class M2, 4.1% 8/25/32 (e)	1,550,000	1,561,553
Series 2002-NC3 Class A3, 3.19% 8/25/32 (e)	1,312,836	1,316,867
Series 2002-NC5 Class M3, 4.65% 10/25/32 (e)	920,000	941,259
Series 2002-OP1 Class M1, 3.6% 9/25/32 (e)	1,545,000	1,557,643
Series 2003-NC1:
Class M1, 3.9% 11/25/32 (e)	2,555,000	2,578,763
Class M2, 4.9% 11/25/32 (e)	1,880,000	1,904,715
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.28% 1/25/33 (e)	1,053,899	1,054,938
Class M2, 4.85% 1/25/33 (e)	4,600,000	4,683,841
Series 2003-6 Class M1, 3.57% 1/25/34 (e)	5,180,000	5,219,817
Series 2005-1:
Class M1, 3.3% 3/25/35 (e)	4,395,000	4,398,716
Class M2, 3.33% 3/25/35 (e)	4,395,000	4,400,501
Class M3, 3.37% 3/25/35 (e)	2,120,000	2,123,508
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.95% 6/15/09 (e)	17,318,284	17,336,503
Series 2004-A Class A4A, 2.88% 6/15/10 (e)	10,570,000	10,583,529
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.3% 6/25/34 (e)	$ 1,450,000	$ 1,451,233
Class M4, 3.825% 6/25/34 (e)	2,435,000	2,442,912
Ocala Funding LLC Series 2005-1A Class A, 1.5% 3/20/10 (e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.48% 9/25/34 (e)	2,940,000	2,960,090
Class M2, 3.53% 9/25/34 (e)	1,755,000	1,767,303
Class M3, 4.1% 9/25/34 (e)	3,355,000	3,400,666
Class M4, 4.3% 9/25/34 (e)	4,700,000	4,781,652
Series 2004-WCW2 Class A2, 3.23% 10/25/34 (e)	10,791,937	10,837,645
Series 2005-WCH1:
Class A3B, 3.07% 1/25/35 (e)	2,775,000	2,780,987
Class M2, 3.37% 1/25/35 (e)	4,175,000	4,180,466
Class M3, 3.41% 1/25/35 (e)	3,290,000	3,297,108
Class M5, 3.73% 1/25/35 (e)	3,095,000	3,105,532
Class M6, 3.83% 1/25/35 (e)	2,320,000	2,324,884
Providian Gateway Master Trust Series 2002-B Class A, 3.51% 6/15/09 (b)(e)	15,000,000	15,073,278
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.1% 10/25/34 (e)	5,500,000	5,575,248
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.25% 4/25/33 (e)	1,451,404	1,459,096
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.43% 8/25/35 (e)	4,495,000	4,513,654
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.235% 2/15/10 (e)	10,000,000	9,981,212
Series 2002-4:
Class A, 2.94% 8/18/09 (e)	27,000,000	27,012,679
Class B, 3.235% 8/18/09 (e)	33,300,000	33,328,838
Series 2002-5 Class B, 4.06% 11/17/09 (e)	30,000,000	30,135,054
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.37% 2/25/34 (e)	2,910,000	2,914,262
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (e)	1,284,379	1,284,367
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.26% 3/15/11 (b)(e)	10,835,000	10,851,935
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.28% 9/25/34 (e)	$ 4,105,859	$ 4,131,296
Series 2003-6HE Class A1, 3.32% 11/25/33 (e)	2,313,175	2,318,896
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	1,699,359	1,698,567
TOTAL ASSET-BACKED SECURITIES (Cost $2,171,521,740)		2,181,555,212
Collateralized Mortgage Obligations - 17.9%

Private Sponsor - 13.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.25% 2/25/35 (e)	11,370,948	11,411,489
Series 2004-4 Class 5A2, 3.25% 3/25/35 (e)	4,668,273	4,680,724
Series 2005-1 Class 5A2, 3.18% 5/25/35 (e)	7,571,771	7,581,531
Series 2005-2:
Class 6A2, 3.13% 6/25/35 (e)	3,524,222	3,526,563
Class 6M2, 3.33% 6/25/35 (e)	10,145,000	10,145,000
Series 2005-3 Class 8A2, 3.09% 6/25/35 (e)	21,950,000	21,950,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.13% 1/25/35 (e)	22,997,870	22,997,870
Series 2005-2 Class 1A1, 3.1% 3/25/35 (e)	17,141,711	17,141,711
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.25% 5/25/33 (e)	7,327,945	7,328,403
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.25% 9/25/34 (e)	12,187,480	12,175,382
Series 2005-1 Class 2A1, 3.14% 3/25/35 (e)	16,084,008	16,084,008
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.25% 3/25/34 (e)	6,914,979	6,912,064
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (e)	3,045,795	3,049,416
Series 2004-AR4 Class 5A2, 3.22% 5/25/34 (e)	2,873,565	2,871,950
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (e)	4,166,627	4,157,852
Series 2004-AR6 Class 9A2, 3.22% 10/25/34 (e)	5,212,783	5,219,716
Series 2004-AR7 Class 6A2, 3.23% 8/25/34 (e)	7,541,887	7,550,525
Series 2004-AR8 Class 8A2, 3.23% 9/25/34 (e)	6,124,106	6,137,238
Series 2001-AR7 Class 3A2, 5.24% 2/25/41 (e)	194,473	195,321
Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(e)	3,750,000	3,759,054
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,005,575	5,996,169
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-1: - continued
Class B1, 3.18% 12/21/54 (e)	$ 7,050,000	$ 7,050,000
Class M1, 3.28% 12/21/54 (e)	5,300,000	5,300,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,495
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,094,397
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,888
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,431
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,285,128
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,101,260
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,432,870
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,960
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 4/19/35 (c)(e)	12,015,000	12,015,000
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,575,188
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,640,000
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	25,005,860
Class B, 2.83% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.36% 7/15/40 (e)	10,280,000	10,328,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.3% 10/25/34 (e)	5,115,185	5,136,903
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.22% 3/25/35 (e)	9,850,944	9,865,182
Series 2004-6 Class 1A2, 3.24% 10/25/34 (e)	4,193,143	4,188,866
Series 2005-1:
Class M1, 3.31% 4/25/35 (e)	3,519,520	3,521,720
Class M2, 3.35% 4/25/35 (e)	6,161,639	6,165,490
Class M3, 3.38% 4/25/35 (e)	1,511,907	1,512,556
Class M4, 3.6% 4/25/35 (e)	892,273	893,597
Class M5, 3.62% 4/25/35 (e)	892,273	893,040
Class M6, 3.67% 4/25/35 (e)	1,427,636	1,428,863
Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	14,100,000	14,100,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 3.07% 7/25/35 (c)(e)	$ 16,000,000	$ 16,000,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.92% 3/25/35 (e)	16,003,595	16,003,595
Series 2004-6 Class 4A2, 4.1779% 7/25/34 (e)	5,969,000	5,933,634
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (e)	9,865,620	9,933,025
Series 2003-B Class A1, 3.19% 4/25/28 (e)	9,742,079	9,803,996
Series 2003-D Class A, 3.16% 8/25/28 (e)	9,106,205	9,130,723
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,969,465	12,981,843
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	15,296,465	15,316,532
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	14,031,574	13,836,050
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,493,624	11,466,308
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,071,219	16,026,697
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,859,831	11,871,748
Series 2004-E Class A2D, 3.9175% 11/25/29 (e)	2,293,082	2,293,082
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,726,330	4,726,330
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,906,862	11,906,838
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.29% 10/25/32 (e)	1,304,276	1,305,057
Class M1, 3.7% 10/25/32 (e)	5,000,000	5,030,152
MortgageIT Trust floater Series 2004-2:
Class A1, 3.22% 12/25/34 (e)	5,337,014	5,345,425
Class A2, 3.3% 12/25/34 (e)	7,220,101	7,264,800
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,682
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,399,701
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,878
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,243,978
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,995,569
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 5,484,170	$ 5,580,614
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.39% 3/10/35 (b)(e)	5,526,571	5,622,261
Class B5, 4.94% 3/10/35 (b)(e)	5,719,482	5,834,666
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.35% 11/25/34 (e)	4,178,514	4,203,599
Series 2003-RP2 Class A1, 3.3% 6/25/33 (b)(e)	4,746,924	4,763,443
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	13,468,160	13,458,472
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	12,303,683	12,293,353
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,803,067	7,779,419
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	12,856,417	12,849,948
Series 2004-3 Class A, 3.54625% 5/20/34 (e)	13,451,901	13,398,545
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	17,574,007	17,521,046
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	11,479,856	11,479,856
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,120,544	10,106,253
Class A3B, 3.16% 7/20/34 (e)	1,265,068	1,263,381
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	9,202,764	9,189,062
Class A3B, 3.4525% 7/20/34 (e)	1,655,990	1,667,970
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,690,870	16,713,757
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,344,974	8,344,974
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	16,327,821	16,327,821
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.25% 9/25/33 (b)(e)	3,270,782	3,272,955
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.22% 9/25/34 (e)	24,755,148	24,820,715
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (c)(e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.717% 8/25/34 (e)	19,880,000	19,838,218
TOTAL PRIVATE SPONSOR		833,348,692
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.3338% 11/18/30 (e)	1,331,411	1,341,544
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,866,935	2,879,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-89 Class F, 3.15% 1/25/33 (e)	$ 4,316,143	$ 4,322,511
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	2,580,731	2,576,826
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,479,825	5,632,832
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.2338% 8/18/31 (e)	2,755,442	2,764,796
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,575,995	2,583,212
Series 2001-46 Class F, 3.2338% 9/18/31 (e)	7,418,865	7,461,790
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,238,473	5,281,217
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,706,122	1,721,426
Series 2002-64 Class FE, 3.1838% 10/18/32 (e)	2,582,004	2,592,299
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,176,172	3,164,979
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,449,678	9,521,974
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,954,769	3,983,351
Class EF, 3.3% 2/25/33 (e)	3,275,031	3,295,907
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	7,122,660	7,124,784
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,927,001	1,930,435
Series 2001-56 Class KD, 6.5% 7/25/30	597,828	597,734
Series 2001-62 Class PG, 6.5% 10/25/30	6,999,460	7,049,891
Series 2001-70 Class PD, 6% 3/25/29	1,085,052	1,083,255
Series 2001-76 Class UB, 5.5% 10/25/13	2,724,858	2,739,455
Series 2002-16 Class QD, 5.5% 6/25/14	552,313	557,226
Series 2002-28 Class PJ, 6.5% 3/25/31	7,485,419	7,517,107
Series 2002-8 Class PD, 6.5% 7/25/30	6,011,529	6,080,138
Series 2003-17 Class PQ, 4.5% 3/25/16	4,301,909	4,299,631
Series 2004-33 Class ZK, 4.5% 4/25/34	584,951	583,697
Series 2004-37 Class ZB, 4.5% 5/25/34	500,542	499,618
Freddie Mac:
floater Series 2510 Class FE, 3.21% 10/15/32 (e)	6,656,907	6,697,004
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,579,368	3,588,499
Series 2353 Class PC, 6.5% 9/15/15	2,132,055	2,144,482
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.01% 7/15/31 (e)	5,760,857	5,769,919
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.16% 7/15/17 (e)	$ 5,215,452	$ 5,240,218
Series 2526 Class FC, 3.21% 11/15/32 (e)	4,415,645	4,430,149
Series 2538 Class FB, 3.21% 12/15/32 (e)	7,380,293	7,426,498
Series 2551 Class FH, 3.26% 1/15/33 (e)	3,897,537	3,914,355
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	15,868,777	15,993,174
Series 2368 Class PQ, 6.5% 8/15/30	114,092	113,939
Series 2394 Class ND, 6% 6/15/27	3,477,512	3,505,553
Series 2395 Class PE, 6% 2/15/30	8,725,839	8,854,298
Series 2398 Class DK, 6.5% 1/15/31	708,070	711,509
Series 2410 Class ML, 6.5% 12/15/30	3,886,935	3,933,835
Series 2420 Class BE, 6.5% 12/15/30	5,268,823	5,320,699
Series 2443 Class TD, 6.5% 10/15/30	5,269,758	5,336,099
Series 2461 Class PG, 6.5% 1/15/31	4,738,701	4,865,457
Series 2466 Class EC, 6% 10/15/27	1,699,395	1,700,117
Series 2483 Class DC, 5.5% 7/15/14	6,087,979	6,119,320
Series 2490 Class PM, 6% 7/15/28	1,708,230	1,711,496
Series 2556 Class PM, 5.5% 2/15/16	3,610,154	3,616,223
Series 2557 Class MA, 4.5% 7/15/16	1,036,491	1,037,339
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,918,792	462,941
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,958,754
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,361,827	1,366,505
Series 2480 Class QW, 5.75% 2/15/30	2,349,804	2,354,359
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.17% 5/16/23 (e)	3,298,341	3,314,670
Series 2001-50 Class FV, 3.02% 9/16/27 (e)	10,175,793	10,164,551
Series 2002-24 Class FX, 3.37% 4/16/32 (e)	3,051,744	3,083,442
Series 2002-31 Class FW, 3.22% 6/16/31 (e)	4,168,683	4,192,894
Series 2002-5 Class KF, 3.22% 8/16/26 (e)	943,686	944,446
TOTAL U.S. GOVERNMENT AGENCY		239,060,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,560,219)		1,072,408,907
Commercial Mortgage Securities - 7.2%
	Principal Amount	Value
1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	$ 5,025,000	$ 5,091,632
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,785,124
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.0656% 9/8/14 (b)(e)	6,448,060	6,448,969
Series 2003-BBA2 Class A3, 3.13% 11/15/15 (b)(e)	5,038,226	5,045,234
Series 2005-BOCA:
Class H, 3.78% 12/15/16 (b)(e)	2,065,000	2,066,613
Class J, 3.93% 12/15/16 (b)(e)	1,020,000	1,021,116
Class K, 4.18% 12/15/16 (b)(e)	1,795,000	1,796,963
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(e)	7,309,568	7,367,245
Series 2003-2:
Class A, 3.43% 12/25/33 (b)(e)	14,813,451	14,912,980
Class M1, 3.7% 12/25/33 (b)(e)	2,410,651	2,440,973
Series 2004-1:
Class A, 3.21% 4/25/34 (b)(e)	6,798,776	6,778,061
Class B, 4.75% 4/25/34 (b)(e)	706,366	705,180
Class M1, 3.41% 4/25/34 (b)(e)	618,071	616,936
Class M2, 4.05% 4/25/34 (b)(e)	529,775	529,547
Series 2004-2:
Class A, 3.28% 8/25/34 (b)(e)	6,641,374	6,645,525
Class M1, 3.43% 8/25/34 (b)(e)	2,141,466	2,144,143
Series 2004-3:
Class A1, 3.22% 1/25/35 (b)(e)	6,793,764	6,796,949
Class A2, 3.27% 1/25/35 (b)(e)	944,235	944,972
Class M1, 3.35% 1/25/35 (b)(e)	1,132,294	1,132,294
Class M2, 3.85% 1/25/35 (b)(e)	738,453	738,453
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.08% 4/14/15 (b)(e)	3,716,738	3,716,764
Class JFCM, 4.4% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 4.3% 4/14/15 (b)(e)	1,384,053	1,381,861
Class KFCM, 4.65% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.55% 4/14/15 (b)(e)	1,253,767	1,253,109
Class LFCM, 5.05% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.35% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.32% 1/3/15 (b)(e)	13,026,434	13,064,915
Series 2004-BBA3 Class E, 3.51% 6/15/17 (b)(e)	10,415,000	10,416,505
Series 2004-ESA Class A2, 3.14% 5/14/16 (b)(e)	6,565,000	6,579,836
Series 2004-HS2A:
Class E, 3.7% 1/14/16 (b)(e)	1,725,000	1,730,688
Class F, 3.85% 1/14/16 (b)(e)	1,125,000	1,128,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 3.19% 2/15/12 (b)(e)	$ 24,300,000	$ 24,351,066
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.25% 12/12/13 (b)(e)	896,672	896,915
Class C, 3.6% 12/12/13 (b)(e)	1,793,345	1,795,183
COMM floater:
Series 2001-FL5A Class E, 4.31% 11/15/13 (b)(e)	3,205,357	3,204,320
Series 2002-FL6:
Class F, 4.26% 6/14/14 (b)(e)	11,163,000	11,206,816
Class G, 4.71% 6/14/14 (b)(e)	5,000,000	5,019,783
Series 2002-FL7 Class A2, 3.16% 11/15/14 (b)(e)	942,949	943,463
Series 2003-FL9 Class B, 3.31% 11/15/15 (b)(e)	12,999,016	13,032,192
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.11% 9/15/14 (b)(e)	3,570,000	3,574,564
Class G, 3.79% 9/15/14 (b)(e)	1,345,000	1,346,709
Class H, 3.89% 9/15/14 (b)(e)	1,430,000	1,431,815
Class J, 4.41% 9/15/14 (b)(e)	490,000	490,619
Class K, 4.81% 9/15/14 (b)(e)	770,000	770,969
Class L, 5.01% 9/15/14 (b)(e)	625,000	624,895
Series 2004-HTL1:
Class B, 3.26% 7/15/16 (b)(e)	501,320	501,818
Class D, 3.36% 7/15/16 (b)(e)	1,139,116	1,139,379
Class E, 3.56% 7/15/16 (b)(e)	815,391	815,837
Class F, 3.61% 7/15/16 (b)(e)	862,895	863,650
Class H, 4.11% 7/15/16 (b)(e)	2,501,991	2,504,810
Class J, 4.26% 7/15/16 (b)(e)	961,742	962,824
Class K, 5.16% 7/15/16 (b)(e)	1,082,578	1,082,413
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.08% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.12% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.16% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.22% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.26% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.4% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.47% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.7% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.18% 3/15/20 (b)(e)	4,590,000	4,590,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.56% 12/15/11 (b)(e)	$ 3,720,000	$ 3,689,310
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,687,238
Series 2003-TF2A Class A2, 3.13% 11/15/14 (b)(e)	9,500,000	9,507,807
Series 2004-FL1 Class B, 3.26% 5/15/14 (b)(e)	11,230,000	11,238,904
Series 2004-HC1:
Class A2, 3.31% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.56% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 3% 2/15/14 (b)(e)	7,005,000	7,008,907
Class E, 3.36% 2/15/14 (b)(e)	2,800,000	2,806,083
Class F, 3.41% 2/15/14 (b)(e)	2,325,000	2,330,868
Class G, 3.66% 2/15/14 (b)(e)	1,875,000	1,879,719
Class H, 3.91% 2/15/14 (b)(e)	1,400,000	1,406,304
Class J, 4.21% 2/15/14 (b)(e)	750,000	753,997
Series 2005-TFLA:
Class C, 3.05% 2/15/20 (b)(c)(e)	5,650,000	5,650,000
Class E, 3.14% 2/15/20 (b)(c)(e)	2,055,000	2,055,000
Class F, 3.19% 2/15/20 (b)(c)(e)	1,745,000	1,745,000
Class G, 3.33% 2/15/20 (b)(c)(e)	505,000	505,000
Class H, 3.56% 2/15/20 (b)(c)(e)	715,000	715,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	698,737	711,783
Series 2003-TFLA Class A2, 3.18% 4/15/13 (b)(e)	7,205,000	7,205,352
Series 2003-TFLA Class G, 3.3233% 4/15/13 (b)(e)	2,095,000	2,048,964
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.6213% 2/11/11 (b)(e)	500,000	499,353
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.9956% 7/5/18 (b)(e)	2,172,566	2,172,566
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.07% 5/28/20 (b)(e)	3,189,990	3,190,523
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.0213% 7/11/15 (b)(e)	1,232,313	1,233,147
Class H, 5.7713% 7/11/15 (b)(e)	12,525,233	12,583,952
Series 2003-LLFA:
Class A2, 3.19% 12/16/14 (b)(e)	11,700,000	11,714,139
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-LLFA: - continued
Class B, 3.4% 12/16/14 (b)(e)	$ 4,615,000	$ 4,632,447
Class C, 3.5% 12/16/14 (b)(e)	4,982,000	5,005,573
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.2956% 10/7/13 (b)(e)	3,489,876	3,492,152
Class D, 4.2656% 10/7/13 (b)(e)	1,172,220	1,173,360
Class F, 4.6856% 10/7/13 (b)(e)	6,431,229	6,325,299
Class G1, 5.4956% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 4.8956% 8/5/14 (b)(e)	7,794,782	7,794,762
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.61% 2/15/13 (b)(e)	10,495,000	10,429,507
Class D, 3.61% 2/15/13 (b)(e)	4,000,000	3,987,711
Series 2003-CDCA:
Class HEXB, 4.71% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 4.91% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.31% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,423,296
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.15% 5/15/09 (b)(e)	18,000,000	18,015,840
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.33% 3/24/18 (b)(e)	7,861,169	7,861,169
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 2.99% 3/15/14 (b)(e)	3,510,000	3,512,434
Class E, 3.31% 3/15/14 (b)(e)	2,190,000	2,194,824
Class F, 3.36% 3/15/14 (b)(e)	1,755,000	1,758,774
Class G, 3.59% 3/15/14 (b)(e)	875,000	877,821
Series 2005-WL5A:
Class KHP1, 3.24% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP2, 3.44% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP3, 3.74% 1/15/18 (b)(c)(e)	2,060,000	2,060,000
Class KHP4, 3.84% 1/15/18 (b)(c)(e)	1,600,000	1,600,000
Class KHP5, 4.04% 1/15/18 (b)(c)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,328,311)		434,149,057
Master Notes - 0.4%
	Principal Amount	Value
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05 (h) (Cost $23,977,600)	$ 24,000,000	$ 23,928,312
Cash Equivalents - 21.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (i)	$ 813,122,871	813,058,000
With:
Goldman Sachs & Co. at 2.98%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $411,181,612, 1.87%- 4.5%, 6/25/33 - 8/10/42) (e)(g)	266,360,039	265,081,700
Morgan Stanley & Co. at 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $393,683,597, 0.99%- 5.91%, 6/9/05 - 12/15/41)	235,019,322	235,000,000
TOTAL CASH EQUIVALENTS (Cost $1,313,058,000)		1,313,139,700
TOTAL INVESTMENT PORTFOLIO - 91.5% (Cost $5,478,564,659)		5,487,710,904
NET OTHER ASSETS - 8.5%		508,951,664
NET ASSETS - 100%		$ 5,996,662,568
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,233,713	$ (21,949)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,777,687	21,525
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,269,462	26,497
18 Eurodollar 90 Day Index Contracts	March 2006	17,802,900	6,985
4 Eurodollar 90 Day Index Contracts	June 2006	3,955,100	(1,966)
TOTAL EURODOLLAR CONTRACTS			31,092
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 119,016
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $588,890,844 or 9.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,993,250.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,928,312 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05	3/7/05	$ 23,928,320
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$813,058,000 due 4/1/05 at 2.87%
Banc of America Securities LLC.	$54,575,727
Bank of America, National Association	59,000,786
Barclays Capital Inc.	234,112,788
Bear Stearns & Co. Inc.	59,000,786
Countrywide Securities Corporation	59,000,786
Goldman Sachs & Co.	88,501,179
Morgan Stanley & Co. Incorporated.	67,113,394
UBS Securities LLC	191,752,554
$ 813,058,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $7,150,344 all of which will expire on September 30, 2011.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005